EQUITY PORTFOLIOS
                               SEMI-ANNUAL REPORT
                                 TO SHAREHOLDERS

                                 MARCH 31, 1998

                                     (LOGO)
                                 BLACKROCK FUNDS
                        PURE INVESTMENT STYLE(TRADE MARK)
                                [GRAPHIC OMITTED]

             NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                                EQUITY PORTFOLIOS

* Large Cap Value Equity
* Large Cap Growth Equity
* Mid-Cap Value Equity
* Mid-Cap Growth Equity
* Small Cap Value Equity
* Small Cap Growth Equity
* International Equity
* International Small Cap Equity
* International Emerging Markets
* Select Equity
* Index Equity
* Balanced

                                TABLE OF CONTENTS

PRESIDENT'S LETTER.............................................................1
PORTFOLIO SUMMARIES
      Large Cap Value Equity...................................................2
      Large Cap Growth Equity..................................................3
      Mid-Cap Value Equity.....................................................4
      Mid-Cap Growth Equity....................................................5
      Small Cap Value Equity...................................................6
      Small Cap Growth Equity..................................................7
      International Equity.....................................................8
      International Small Cap Equity...........................................9
      International Emerging Markets..........................................10
      Select Equity...........................................................11
      Index Equity............................................................12
      Balanced................................................................13
      Note on Performance Information.........................................14
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS............................15-49
      Large Cap Value Equity Statement of Assets & Liabilities................17
      Large Cap Growth Equity Statement of Assets & Liabilities...............20
      Mid-Cap Value Equity Statement of Assets & Liabilities..................23
      Mid-Cap Growth Equity Statement of Assets & Liabilities.................26
      Small Cap Value Equity Statement of Assets & Liabilities................29
      Small Cap Growth Equity Statement of Assets & Liabilities...............33
      International Emerging Markets Statement of Assets & Liabilities........40
      Select Equity Statement of Assets & Liabilities.........................43
      Balanced Statement of Assets & Liabilities..............................49
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................50-51
      Statements of Changes in Net Assets..................................52-55
      Financial Highlights.................................................56-65
NOTES TO FINANCIAL STATEMENTS..............................................66-78
DFA INVESTMENT TRUST COMPANY ANNUAL REPORT.................................79-90

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                               PRESIDENT'S LETTER

March 31, 1998

Dear Shareholder:

     We are pleased to present the Semi-Annual Report for the BlackRock Funds for March 31, 1998.

     The BlackRock Funds have experienced significant growth over the past six months. In addition to increasing assets in the fund family, your funds have changed their name from Compass Capital Funds to BlackRock Funds. The name change was part of a reorganization of PNC Bank's asset management businesses under BlackRock Advisors, Inc., which now has over $115 billion under management. While our name has changed, our funds remain committed to our disciplined Pure Investment Style(SERVICE MARK) which continues to pursue investor returns that are consistent with their expectations.

     We expect that this consolidation will streamline and make more efficient the delivery of asset management services to the BlackRock Funds.

     The last six months have also been a time of asset growth for BlackRock Funds and for the investment markets in general. During this period we have seen record flows into our funds which now have total assets of over $15 billion. Also of note, during May 1998, PNC Bank's $8 billion family of equity and fixed income common trust funds will merge into BlackRock Funds. The conversion of the common trust assets will lift BlackRock Funds to approximately a $23 billion fund family consisting of 35 portfolios and result in three new funds: BlackRock GNMA, DE Tax-Free Income and KY Tax-Free Income.

     Since we last reported to you, the financial markets have continued to exhibit remarkable strength. After rolling to a 28.6% return in 1997, the S&P 500 continued to grow another 13.8% in the first three months of 1998. Despite an abundance of polls which show that investors are experiencing a fear of the high levels of the market, investors continue to buy equities and are showing by their actions that they are generally optimistic about the market's future. European markets, as measured by the Morgan Stanley EAFE Index, have also begun to perk up over the first quarter, posting a 14.3% return. The bond market registered modest gains over the first quarter.

     We believe that economic conditions continue to bode well for the near term. The economy looks healthy with GDP estimated to grow at 2.8% in 1998 and no classic signs of recession such as inventory imbalances appear to be present. Inflation still seems under control with oil prices and other imports decreasing sharply. Interest rates also appear to be stable for the near term.

     While it seems unlikely that the stock market will continue to return the same magnitude of gains as we have enjoyed in recent years, we believe that the environment remains positive for continued growth.

     We are pleased to announce that we are launching a new mutual fund, the BlackRock Funds Micro-Cap Equity Portfolio, which is designed to provide investors with a way to buy the very smallest public companies early in their life cycles. The fund will pursue stocks of the most dynamic growth companies with under $300 million in total market capitalization.

     Thank you for your continued confidence in BlackRock Funds. We value your business and appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/s/ KAREN H. SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             LARGE CAP VALUE EQUITY
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $1.6 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN EQUITY SECURITIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS IN EXCESS OF $5 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO ENDED THE PERIOD WITH AN OVERWEIGHT IN THE FINANCIAL SECTOR VERSUS THE RUSSELL 1000 DUE TO WHAT THE MANAGER BELIEVED TO BE SOLID FUNDAMENTALS, EARNINGS GROWTH AND CONSOLIDATION WITHIN THE INDUSTRY.
     (BULLET) THE MANAGER REDUCED THE PORTFOLIO'S EXPOSURE TO TELECOM STOCKS FROM OVERWEIGHT TO NEUTRAL AFTER THE SECTOR'S YEAR-LONG RALLY. PARTICULARLY STRONG PERFORMERS WERE AT&T AND BELL ATLANTIC.
     (BULLET) THE MANAGER INCREASED THE PORTFOLIO'S TECHNOLOGY WEIGHTING FROM A LARGE UNDERWEIGHT TO NEUTRAL AFTER A WEAK YEAR-END 1997 FOR THE SECTOR. ONE SPECIFIC PURCHASE WAS APPLIED MATERIALS, WHICH THE PORTFOLIO ADDED UPON PRICE WEAKNESS.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
             LARGE CAP VALUE EQUITY PORTFOLIO AND RUSSELL 1000 VALUE
            INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                      CHART
                                [GRAPHIC OMITTED]

The following are the plot points for the Large Cap Value Equity Portfolio:

              Institutional    Service      Investor A    Investor B     Investor C    Russell 1000
                  Class         Class         Class         Class          Class        Value Index
Apr-92           10,000        10,000         9,550        10,000         10,000          10,000
Jun-92            9,830.71      9,831         9,388         9,831          9,831           9,842
Sep-92            9,881.54      9,882         9,437         9,882          9,882           9,899
Dec-92           10,456.6      10,457         9,986        10,457         10,457          10,476
Mar-93           11,342        11,342        10,832        11,342         11,342          11,333
Jun-93           11,414.4      11,414        10,901        11,414         11,414          11,575
Sep-93           12,047.8      12,042        11,508        12,050         12,050          12,044
Dec-93           12,338.4      12,327        11,768        12,322         12,322          11,919
Mar-94           11,870.6      11,853        11,313        11,846         11,846          11,410
Jun-94           12,045.2      12,021        11,459        11,999         11,999          11,385
Sep-94           12,500.5      12,466        11,891        12,452         12,452          11,568
Dec-94           12,473.9      12,432        11,854        12,413         12,413          11,265
Mar-95           13,546.5      13,494        12,862        13,468         13,468          12,224
Jun-95           14,615.7      14,549        13,863        14,516         14,516          13,197
Sep-95           15,715.6      15,633        14,890        15,591         15,591          14,232
Dec-95           16,822.9      16,722        15,921        16,672         16,672          15,060
Mar-96           17,777.8      17,659        16,807        17,581         17,581          15,794
Jun-96           18,388.4      18,253        17,372        18,132         18,132          15,945
Sep-96           19,018        18,864        17,947        18,705         18,705          16,285
Dec-96           20,894.1      20,698        19,712        20,485         20,485          17,770
Mar-97           21,243        21,044        20,007        20,363         20,363          18,119
Jun-97           24,155.2      23,900        22,716        23,671         23,671          20,649
Sep-97           26,177        25,883        24,592        25,579         25,579          22,561
Dec-97           26,876        26,554        25,236        26,195         26,195          23,445
Mar-98           30,251.6      29,905        28,361        29,375         29,375          26,068


                        FOR PERIOD ENDING MARCH 31, 1998

                                                         AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR         3 YEAR        5 YEAR       FROM INCEPTION
                                             --------------------------------------------------------
  Institutional Class                        42.42%         30.71%        21.68%             20.46%
  Service Class                              42.12%         30.39%        21.40%             20.23%
  Investor A Class (Load Adjusted)           35.32%         28.18%        20.11%             19.16%
  Investor A Class (NAV)                     41.74%         30.15%        21.22%             20.08%
  Investor B Class (Load Adjusted)           34.27%         29.45%        20.34%             19.55%
  Investor B Class (NAV)                     40.60%         27.92%        20.83%             19.75%
  Investor C Class (Load Adjusted)           34.27%         29.45%        20.34%             19.55%
  Investor C Class (NAV)                     40.60%         27.92%        20.83%             19.75%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES, 8/16/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             LARGE CAP GROWTH EQUITY
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $865.3 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS GREATER THAN $5 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) AFTER WEAKNESS IN THE TECH SECTOR DURING LATE 1997, THE MANAGER REPOSITIONED THE PORTFOLIO'S TECHNOLOGY HOLDINGS TO CONCENTRATE ON COMPANIES IN THE SOFTWARE, NETWORKING AND COMPUTER SERVICES BUSINESSES. THE PORTFOLIO MAINTAINS A NEUTRAL WEIGHTING TO THE TECHNOLOGY SECTOR, AND WILL NOT LOOK TO ADD TO THE ALLOCATION UNTIL THE MANAGER CAN ASSESS THE IMPACT OF THE FINANCIAL CRISIS IN ASIA ON TECH STOCKS.
     (BULLET) THE PORTFOLIO MAINTAINS AN OVERWEIGHT IN FINANCIAL SECTOR, WHICH IS EXPECTED BY THE MANAGER TO EXHIBIT CONTINUED EARNINGS STRENGTH DUE TO SOLID FUNDAMENTALS AND ONGOING CONSOLIDATION. RECENT ADDITIONS TO THE PORTFOLIO INCLUDE MERRILL LYNCH AND MBNA CORP.
     (BULLET) CORE POSITIONS IN THE PORTFOLIO WHICH HAVE POSTED STRONG GAINS INCLUDE GE, SYSCO, PFIZER, COCA COLA, MICROSOFT AND WAL MART.

     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                    IN THE LARGE CAP GROWTH EQUITY PORTFOLIO
                       AND RUSSELL 1000 GROWTH INDEX FROM
                  INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                      CHART
                                [GRAPHIC OMITTED]

The following are the plot points for the Large Cap Growth Equity Portfolio:

                Institutional  Service      Investor A    Investor B     Investor C    Russell 1000
                    Class       Class         Class         Class          Class       Growth Index
Nov-89            10,825.2    10,825.2      10,338.1       10,825.2       10,825.2       10,395.7
Mar-90            10,493.5    10,493.5      10,021.3       10,493.5       10,493.5       10,053.4
Jun-90            10,987.4    10,987.4      10,492.9       10,987.4       10,987.4       10,650.9
Sep-90            10,040.4    10,040.4       9,588.58      10,040.4       10,040.4       9,095.83
Dec-90            10,603.4    10,603.4      10,126.2       10,603.4       10,603.4       9,963.28
Mar-91            11,396.5    11,396.5      10,883.7       11,396.5       11,396.5       11,510.5
Jun-91            11,304.1    11,304.1      10,795.5       11,304.1       11,304.1       11,459.3
Sep-91            11,993.2    11,993.2      11,453.5       11,993.2       11,993.2       12,167.2
Dec-91            13,361.1    13,361.1      12,759.8       13,361.1       13,361.1       13,253.9
Mar-92            12,388.6    12,388.6      11,831.1       12,388.6       12,388.6       12,967
Jun-92            12,454.9    12,454.9      11,893.9       12,454.9       12,454.9       13,147.9
Sep-92            12,581.3    12,581.3      12,014.2       12,581.3       12,581.3       13,578.7
Dec-92            13,228.1    13,228.1      12,631.4       13,228.1       13,228.1       14,451.4
Mar-93            13,473.3    13,473.3      12,865.3       13,473.3       13,473.3       15,053
Jun-93            13,911.7    13,911.7      13,270.8       13,911.7       13,911.7       15,156.9
Sep-93            15,370.9    15,370.9      14,650.8       15,370.9       15,370.9       15,646.3
Dec-93            15,038.8    15,038.8      14,337.7       15,038.8       15,038.8       15,918.6
Mar-94            13,859.2    13,859.2      13,200.4       13,859.2       13,859.2       15,290.2
Jun-94            13,001.2    13,001.2      12,369.7       13,001.2       13,001.2       15,260.5
Sep-94            13,657.1    13,657.1      12,983.1       13,657.1       13,657.1       16,041.1
Dec-94            13,525.1    13,525.1      12,840.9       13,525.1       13,525.1       15,978.8
Mar-95            14,754.6    14,754.6      13,996.6       14,754.6       14,754.6       17,499.1
Jun-95            16,075.5    16,075.5      15,237.1       16,075.5       16,075.5       19,147.2
Sep-95            17,737      17,737        16,781.4       17,737         17,737         20,852.9
Dec-95            18,183.2    18,183.2      17,192.2       18,183.2       18,183.2       22,012.3
Mar-96            19,333.3    19,333.3      18,267.3       19,333.3       19,333.3       23,225.9
Jun-96            20,471.3    20,471.3      19,315.3       20,471.3       20,471.3       24,171.4
Sep-96            21,048.2    21,048.2      19,833         21,048.2       21,048.2       24,957.6
Dec-96            21,884.1    21,884.1      20,590.8       21,884.1       21,884.1       26,948
Mar-97            21,745.9    21,745.9      20,451.3       21,196.9       21,196.9       27,365
Jun-97            25,866.8    25,858.1      24,304.4       25,150.2       25,150.2       32,540
Sep-97            28,140.5    28,115.5      26,411.5       27,280.4       27,280.4       34,987
Dec-97            28,103.9    28,050.8      26,335         27,152.2       27,152.2       36,040.1
Mar-98            32,836.6    32,752.1      30,725         31,613.3       31,613.3       40,858.7

                        FOR PERIOD ENDING MARCH 31, 1998

                                                         AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR         3 YEAR        5 YEAR       FROM INCEPTION
                                             --------------------------------------------------------
  Institutional Class                         51.00%        30.56%        19.51%           15.17%
  Service Class                               50.61%        30.19%        19.22%           15.01%
  Investor A Class (Load Adjusted)            43.48%        28.00%        17.93%           14.26%
  Investor A Class (NAV)                      50.24%        29.97%        19.02%           14.89%
  Investor B Class (Load Adjusted)            42.43%        27.68%        18.12%           14.65%
  Investor B Class (NAV)                      49.14%        29.21%        18.60%           14.65%
  Investor C Class (Load Adjusted)            42.43%        27.68%        18.12%           14.65%
  Investor C Class (NAV)                      49.14%        29.21%        18.60%           14.65%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 3/14/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/24/96; AND INVESTOR C SHARES, 1/24/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                              MID-CAP VALUE EQUITY
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $182.8 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MIDCAP VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN EQUITY SECURITIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $1 BILLION AND $5 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO ENDED THE PERIOD WITH AN OVERWEIGHT IN THE DEFENSIVE, INCOME PRODUCING REIT, UTILITY AND BANKING INDUSTRIES AND AN UNDERWEIGHT IN TELECOMMUNICATION AND TECHNOLOGY SOFTWARE/SERVICE STOCKS, WHICH ARE TRADITIONAL GROWTH-ORIENTED SECTORS.
     (BULLET) THE PORTFOLIO'S BEST PERFORMING SECTOR DURING THE FIRST QUARTER OF 1998 WAS HEALTH CARE STOCKS, LED BY MEDICAL DEVICE AND LONG-TERM CARE COMPANIES. ALSO PROVIDING STRONG RETURNS WERE CONSUMER CYCLICAL COMPANIES, PARTICULARLY RETAIL AND RESTAURANT STOCKS.
     (BULLET) THE PORTFOLIO'S RETURNS RECEIVED A BOOST FROM THE SPECIALTY FINANCE HOLDINGS, PARTICULARLY, THE MONEY STORE, WHICH WAS TAKEN OVER AT A PREMIUM PRICE OVER ITS PREVIOUS CLOSE.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                      IN THE MID-CAP VALUE EQUITY PORTFOLIO
                AND THE RUSSELL MIDCAP VALUE INDEX FROM INCEPTION
                             AND AT EACH PERIOD END.

                                      CHART
                                [GRAPHIC OMITTED]

The following are the plot points for the Mid-Cap Value Equity Portfolio:

                Institutional  Service      Investor A    Investor B     Investor C   Russell Midcap
                    Class       Class         Class         Class          Class       Value Index
12/27/96          10,000       10,000         9,550         10,000        10,000         10,000
3/31/97           10,084       10,071         9,616.85      10,065        10,065         10,170
6/30/97           11,382.8     11,363.1      10,838.2       11,328.2      11,328.2       11,450.4
9/30/97           12,910.4     12,881.2      12,273.2       12,823.5      12,823.5       12,910.3
12/31/97          12,856.2     12,819.4      12,217.9       12,741.4      12,741.4       13,435.8
3/31/98           14,288.4     14,239.8      13,558.2       13,561.3      14,126.4       14,778


                        FOR PERIOD ENDING MARCH 31, 1998

                                                AVERAGE ANNUAL TOTAL RETURN
                                            1 YEAR              FROM INCEPTION
                                            ------              --------------
  Institutional Class                       41.70%                  32.76%
  Service Class                             41.39%                  32.39%
  Investor A Class (Load Adjusted)          34.68%                  27.35%
  Investor A Class (NAV)                    40.99%                  32.08%
  Investor B Class (Load Adjusted)          34.02%                  27.35%
  Investor B Class (NAV)                    40.34%                  31.55%
  Investor C Class (Load Adjusted)          34.02%                  27.35%
  Investor C Class (NAV)                    40.34%                  31.55%
------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B AND INVESTOR C SHARES WAS 12/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                              MID-CAP GROWTH EQUITY
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $177.9 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MIDCAP GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $1 BILLION AND $5 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) AS OF MARCH 31, 1998, THE PORTFOLIO'S LARGEST SECTOR WEIGHTINGS WERE IN TECHNOLOGY, RETAIL TRADE, CONSUMER SERVICES AND HEALTH CARE.
     (BULLET) THE MANAGER HAS EMPHASIZED STOCKS IN THE CONSUMER AREA, PARTICULARLY HOME FURNISHINGS, AS THIS SECTOR HAS PERFORMED WELL AND IS EXPECTED BY THE MANAGER TO CONTINUE ITS STRENGTH DUE TO HIGH CONSUMER CONFIDENCE AND SPENDING.
     (BULLET) WITHIN THE TECHNOLOGY SECTOR, THE PORTFOLIO HAS EMPHASIZED SOFTWARE AND TECH SERVICES COMPANIES, WHICH THE MANAGER EXPECTS TO REMAIN STRONG DESPITE POTENTIAL CONTINUED WEAKNESS IN ASIA.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
             IN THE MID-CAP GROWTH EQUITY PORTFOLIO AND THE RUSSELL
                            MIDCAP GROWTH INDEX FROM
                       INCEPTION AND AT EACH PERIOD END.

                                      CHART
                                [GRAPHIC OMITTED]

The following are the plot points for the Mid-Cap Growth Equity Portfolio:

                Institutional  Service      Investor A    Investor B     Investor C   Russell Midcap
                    Class       Class         Class         Class          Class       Growth Index
12/27/96          10,000       10,000         9,550         10,000        10,000         10,000
3/31/97            8,894        8,930         8,518.6        8,920         8,920          9,635
6/30/97           10,527.8     10,549.9      10,065.6       10,530.1      10,530.1       11,053.3
9/30/97           12,151.2     12,170.4      11,593.5       12,109.6      12,109.6       12,599.6
12/31/97          11,474.4     11,480.3      10,944.3       11,400        11,400         12,253.1
3/31/98           12,911       12,913        12,292.6       12,270.4      12,781.6       13,740.7

                        FOR PERIOD ENDING MARCH 31, 1998

                                             AVERAGE ANNUAL TOTAL RETURN
                                          1 YEAR              FROM INCEPTION
                                          ------              --------------
  Institutional Class                     45.16%                  22.88%
  Service Class                           44.60%                  22.50%
  Investor A Class (Load Adjusted)        37.83%                  17.83%
  Investor A Class (NAV)                  44.32%                  22.20%
  Investor B Class (Load Adjusted)        36.85%                  17.64%
  Investor B Class (NAV)                  43.30%                  21.52%
  Investor C Class (Load Adjusted)        36.85%                  17.64%
  Investor C Class (NAV)                  43.30%                  21.52%
------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B AND INVESTOR C SHARES WAS 12/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             SMALL CAP VALUE EQUITY
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $568.8 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN SMALL CAP EQUITY SECURITIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS LESS THAN $1 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO ENDED THE PERIOD WITH AN OVERWEIGHT IN REITS, UTILITIES AND BANKING COMPANIES AND AN UNDERWEIGHT IN TELECOMMUNICATION AND TECHNOLOGY SOFTWARE/SERVICE STOCKS.
     (BULLET) THE PORTFOLIO'S BEST PERFORMING SECTOR DURING THE FIRST QUARTER OF 1998 WAS HEALTH CARE STOCKS, LED BY MEDICAL DEVICE AND LONG-TERM CARE COMPANIES. ALSO PROVIDING STRONG RETURNS WERE CONSUMER CYCLICAL COMPANIES, PARTICULARLY RETAIL AND RESTAURANT STOCKS.
     (BULLET) RECENT ADDITIONS TO THE PORTFOLIO INCLUDE PHILIP SERVICES, AN ENVIRONMENTAL AND INDUSTRIAL SERVICE COMPANY WHOSE STOCK GOT UNDULY CHEAP AFTER AN UNEXPECTED INVENTORY WRITE-OFF, AND DUANE READE, THE LARGEST DRUG STORE CHAIN IN NEW YORK CITY.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
           SMALL CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL 2000 VALUE
            INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                      CHART
                                [GRAPHIC OMITTED]

The following are the plot points for the Small Cap Value Equity Portfolio:

                Institutional  Service      Investor A    Investor B     Investor C   Russell 2000
                    Class       Class         Class         Class          Class       Value Index
4/13/92           10,000      10,000         9,550          10,000       10,000         10,000
Jun-92             9,679.73    9,679.73      9,244.14        9,679.73     9,679.73       9,656.75
Sep-92            10,150.8    10,150.8       9,694.04       10,150.8     10,150.8        9,933.34
Dec-92            11,685.8    11,685.8      11,160          11,685.8     11,685.8       11,416.1
Mar-93            12,412.5    12,412.5      11,853.9        12,412.5     12,412.5       11,902.9
Jun-93            12,250.8    12,250.8      11,699.5        12,250.8     12,250.8       12,162.1
Sep-93            13,232.6    13,232.1      12,636.7        13,232.1     13,232.1       13,225.4
Dec-93            13,866.1    13,855.9      13,228.1        13,851.4     13,851.4       13,596.5
Mar-94            13,608.2    13,598.9      12,973.2        13,584.5     13,584.5       13,235.6
Jun-94            13,349.5    13,321.6      12,707.2        13,306       13,306         12,720.2
Sep-94            14,061.2    14,022        13,378.3        14,008.7     14,008.7       13,603.2
Dec-94            13,799.7    13,767.6      13,124.9        13,732.7     13,732.7       13,349.9
Mar-95            14,255.8    14,211.7      13,547.9        14,154.4     14,154.4       13,964.8
Jun-95            15,085.4    15,028.4      14,311          14,932.6     14,932.6       15,273.9
Sep-95            16,512.6    16,427.5      15,643.9        16,296.8     16,296.8       16,783.2
Dec-95            16,993.8    16,898.3      16,090.5        16,731.7     16,731.7       17,147.5
Mar-96            17,902.9    17,796.6      16,922.8        17,583.5     17,583.5       18,023.3
Jun-96            18,519.4    18,383.2      17,474.4        18,123.4     18,123.4       18,924.5
Sep-96            18,599.3    18,449.1      17,529.9        18,146.4     18,146.4       18,990.5
Dec-96            20,369.4    20,203.3      19,202.8        19,829.4     19,829.4       19,978.5
Mar-97            20,206.1    20,015.1      19,016.5        19,210       19,210         18,946.4
Jun-97            24,603      24,362.3      23,139.2        23,324.8     23,324.8       21,805
Sep-97            30,015.6    29,685.5      28,183.6        28,369.9     28,369.9       24,616
Dec-97            30,279.8    29,911.1      28,392.2        28,534.5     28,534.5       25,029.5
Mar-98            32,656.7    32,241.2      30,578.3        30,677.4     30,677.4       27,119.5


                        FOR PERIOD ENDING MARCH 31, 1998

                                             AVERAGE ANNUAL TOTAL RETURN
                                     1 YEAR    3 YEAR    5 YEAR   FROM INCEPTION
                                     ------    ------    ------   --------------
  Institutional Class                47.58%    27.89%    19.16%       20.08%
  Service Class                      47.11%    27.48%    18.86%       19.83%
  Investor A Class (Load Adjusted)   40.29%    25.33%    17.61%       18.77%
  Investor A Class (NAV)             46.86%    27.28%    18.70%       19.69%
  Investor B Class (Load Adjusted)   39.26%    24.91%    17.68%       19.03%
  Investor B Class (NAV)             45.80%    26.40%    18.15%       19.23%
  Investor C Class (Load Adjusted)   39.26%    24.91%    17.68%       19.03%
  Investor C Class (NAV)             45.80%    26.40%    18.15%       19.23%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/13/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 10/1/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]


                             SMALL CAP GROWTH EQUITY
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $932.0 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS LESS THAN $1 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) AS OF MARCH 31, 1998, THE PORTFOLIO'S LARGEST SECTOR WEIGHTINGS WERE IN TECHNOLOGY, CONSUMER SERVICES AND HEALTH CARE.
     (BULLET) WITHIN TECHNOLOGY, THE PORTFOLIO HAS EMPHASIZED SOFTWARE AND TECH SERVICES COMPANIES WHILE DE-EMPHASIZING PC RELATED HARDWARE COMPANIES, WHICH MAY BE SUSCEPTIBLE TO PRICING PRESSURE DUE TO CONTINUED WEAKNESS FROM THE ASIAN CRISIS.
     (BULLET) THE PORTFOLIO HAS GENERATED STRONG RETURNS FROM THE CONSUMER AREA, PARTICULARLY HOME FURNISHING RETAILERS, AS CONSUMER CONFIDENCE AND SPENDING HAVE REMAINED HIGH.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                  THE SMALL CAP GROWTH EQUITY PORTFOLIO AND THE
                 RUSSELL 2000 GROWTH INDEX FROM INCEPTION AND AT
                          EACH SEMI-ANNUAL PERIOD END.

                                      CHART
                                [GRAPHIC OMITTED]

The following are the plot points for the Small Cap Growth Equity Portfolio:

                Institutional  Service      Investor A    Investor B     Investor C   Russell 2000
                    Class       Class         Class         Class          Class      Growth Index
Sep-93            10,470      10,470         9,956          10,470       10,470         10,141
Dec-93            10,378.7    10,373.6       9,904.45       10,371.1     10,371.1       10,407.1
Mar-94             9,858.4     9,853.57      9,397.88        9,840.71     9,840.71       9,983.8
Jun-94             9,168.66    9,143.49      8,729.41        9,140.74     9,140.74       9,357.42
Sep-94            10,169.7    10,143.8       9,665.93       10,121.4     10,121.4       10,230.7
Dec-94            10,990.4    10,955.1      10,438.9        10,930.8     10,930.8       10,154.5
Mar-95            11,672      11,635        11,078.8        11,600.9     11,600.9       10,710.8
Jun-95            13,195.5    13,145.5      12,511.5        13,101.1     13,101.1       11,772.7
Sep-95            15,100.2    15,026.2      14,306.7        14,980.9     14,980.9       13,110.5
Dec-95            16,213.2    16,065.9      15,281.6        16,001.7     16,001.7       13,304.2
Mar-96            18,291.2    18,107.5      17,221          17,993.2     17,993.2       14,068.5
Jun-96            20,941.2    20,718.6      19,695.3        20,534.4     20,534.4       14,891
Sep-96            22,025.4    21,809        20,717.3        21,534.6     21,534.6       14,763.2
Dec-96            21,332.1    21,109.9      20,040.2        20,783.8     20,783.8       14,802.8
Mar-97            17,182.4    16,989        16,114.4        16,190       16,190         13,239.6
Jun-97            20,921.2    20,678.4      19,608.2        20,266.6     20,266.6       15,564
Sep-97            25,523.8    25,196.6      23,882.8        24,650       24,650         18,197
Dec-97            23,293      22,964.2      21,771.6        22,448.8     22,448.8       16,704.8
Mar-98            25,533.8    25,152.7      23,829          24,037       24,527.6       18,689.4

                        FOR PERIOD ENDING MARCH 31, 1998

                                              AVERAGE ANNUAL TOTAL RETURN
                                        1 YEAR       3 YEAR       FROM INCEPTION
                                        ------       ------       --------------
  Institutional Class                   48.62%       29.83%           22.91%
  Service Class                         48.06%       29.30%           22.50%
  Investor A Class (Load Adjusted)      41.22%       27.11%           21.06%
  Investor A Class (NAV)                47.88%       29.08%           22.29%
  Investor B Class (Load Adjusted)      40.33%       26.83%           21.28%
  Investor B Class (NAV)                46.94%       28.35%           21.83%
  Investor C Class (Load Adjusted)      40.33%       26.83%           21.28%
  Investor C Class (NAV)                46.94%       28.35%           21.83%


-----------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/14/93; SERVICE AND INVESTOR A SHARES, 9/15/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES, 9/6/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                              INTERNATIONAL EQUITY
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $686.1 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND THE FAR EAST INDEX ("EAFE").

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN COUNTRIES INCLUDED IN THE EAFE INDEX. WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO REMAINED OVERWEIGHT IN THE UK, SPAIN, ITALY, FRANCE AND SWITZERLAND WHILE REMAINING UNDERWEIGHT IN JAPAN AND HONG KONG.
     (BULLET) WITHIN EUROPE, THE PORTFOLIO REDUCED ITS ALLOCATION TO STOCKS WHICH THE MANAGER BELIEVED TO HAVE POTENTIAL EARNINGS RISK DUE TO EVENTS IN ASIA AND ADDED POSITIONS WITH A DOMESTIC BIAS WHICH THE MANAGER BELIEVED TO HAVE A SECURE EARNINGS OUTLOOK (E.G. CADBURY SCHWEPPES).
     (BULLET) THE MANAGER INITIATED A POSITION IN MALAYSIA DURING THE FIRST QUARTER OF 1998, TAKING ADVANTAGE OF THAT MARKET'S TEMPORARY WEAKNESS.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
              THE INTERNATIONAL EQUITY PORTFOLIO AND THE EAFE INDEX
               FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                      CHART
                                [GRAPHIC OMITTED]

The following are the plot points for the International Equity Portfolio:

                Institutional  Service      Investor A    Investor B     Investor C       MSCI
                    Class       Class         Class         Class          Class       EAFE Index
Apr-92            10,000      10,000         9,500          10,000       10,000         10,000
Jun-92            10,429.4    10,429.4       9,908.42       10,429.9     10,429.9        9,529
Sep-92             9,937.86    9,937.86      9,441.7         9,938.63     9,938.63       9,682.43
Dec-92             9,815.95    9,815.95      9,326.56        9,817.43     9,817.43       9,316.99
Mar-93            10,961.8    10,961.8      10,414.9        10,963       10,963         10,443.3
Jun-93            11,602.2    11,602.2      11,023.8        11,604       11,604         11,502.4
Sep-93            12,692      12,691.6      12,058.5        12,693.1     12,693.1       12,272.7
Dec-93            13,435.2    13,422.9      12,747.2        13,418.1     13,418.1       12,386
Mar-94            13,590.9    13,568.6      12,886          13,564.3     13,564.3       12,826.5
Jun-94            13,642.8    13,620.5      12,915.8        13,595.6     13,595.6       13,492.2
Sep-94            14,050.1    14,007.5      13,292.8        13,992.4     13,992.4       13,513.4
Dec-94            13,468.4    13,428        12,731.6        13,391.9     13,391.9       13,385
Mar-95            13,371.3    13,332.4      12,629.9        13,263       13,263         13,644
Jun-95            13,854.2    13,795.7      13,068.9        13,692       13,692         13,753.3
Sep-95            14,393.5    14,318.3      13,559.5        14,185.1     14,185.1       14,337.4
Dec-95            14,807.1    14,730.1      13,954.3        14,580       14,580         14,929.3
Mar-96            15,165.2    15,075.9      14,270.8        14,877.3     14,877.3       15,371
Jun-96            15,848.8    15,733        14,893.2        15,496       15,496         15,625
Sep-96            15,547.8    15,421.6      14,587.5        15,152.4     15,152.4       15,615.9
Dec-96            16,069.7    15,928.5      15,067.7        15,625.7     15,625.7       15,875.6
Mar-97            15,959.9    15,795.3      14,941.7        16,088       16,088         15,638.2
Jun-97            17,698.6    17,500.8      16,530.4        17,095       17,095         17,679
Sep-97            17,868.5    17,658.3      16,679.1        17,214.7     17,214.7       17,566
Dec-97            16,914.3    16,697.7      15,758.5        16,245.5     16,245.5       16,201.1
Mar-98            19,350      19,085.5      18,010.3        18,529.6     18,529.6       18,595.7

                        FOR PERIOD ENDING MARCH 31, 1998

                                             AVERAGE ANNUAL TOTAL RETURN
                                     1 YEAR    3 YEAR    5 YEAR   FROM INCEPTION
                                     ------    ------    ------   --------------
 Institutional Class                 21.20%    13.10%    12.03%       11.77%
 Service Class                       20.85%    12.71%    11.73%       11.51%
 Investor A Class (Load Adjusted)    14.50%    10.66%    10.44%       10.43%
 Investor A Class (NAV)              20.56%    12.57%    11.58%       11.39%
 Investor B Class (Load Adjusted)    14.43%    10.48%    10.62%       10.77%
 Investor B Class (NAV)              19.80%    11.80%    11.07%       10.96%
 Investor C Class (Load Adjusted)    14.43%    11.48%    10.62%       10.77%
 Investor C Class (NAV)              19.80%    11.80%    11.07%       10.96%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/27/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 12/5/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                         INTERNATIONAL SMALL CAP EQUITY
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $20.4 MILLION

PERFORMANCE BENCHMARK:
     SALOMON BROTHERS EXTENDED MARKETS WORLD EX-U.S. INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF SMALL CAP COMPANIES PRIMARILY FROM DEVELOPED COUNTRIES, WHICH THE MANAGEMENT TEAM BELIEVES ARE UNDERVALUED AND WILL APPRECIATE. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN STOCKS FROM EMERGING MARKET COUNTRIES. THE STOCKS IN THE PORTFOLIO WILL GENERALLY HAVE A MARKET CAPITALIZATION BELOW $1 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO IS HEAVILY WEIGHTED TO THE EUROPEAN MARKETS; AT THE END OF THE PERIOD, OVER 40% OF THE PORTFOLIO'S ASSETS WERE INVESTED IN CONTINENTAL EUROPE AND NEARLY 40% IN THE UK.
     (BULLET) THE PORTFOLIO'S JAPANESE WEIGHTING HAS REMAINED BELOW 10% THROUGHOUT THE PERIOD.
     (BULLET) THE MANAGER INITIATED A POSITION IN ASIA DURING THE FIRST QUARTER OF 1998, TAKING ADVANTAGE OF THE SHARP SELL-OFF IN THAT REGION TOWARDS THE END OF 1997.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
            INTERNATIONAL SMALL CAP EQUITY PORTFOLIO AND THE SALOMON
                 EMI EXUS FROM INCEPTION AND AT EACH PERIOD END.

                                      CHART
                                [GRAPHIC OMITTED]

The following are the plot points for the International Small Cap Equity
Portfolio:

                Institutional  Service      Investor A    Investor B     Investor C     Salomon
                    Class       Class         Class         Class          Class       EMI EXUS
9/29/97           10,000       10,000         9,500          10,000       10,000         10,000
10/31/97           9,829        9,829         9,348           9,819        9,819          9,594
11/30/97           9,638.32     9,628         9,157.05        9,619        9,619          9,160
12/21/97           9,458.08     9,447         8,995.55        9,458        9,458          8,943
1/31/98            9,769.25     9,758         9,290.05        9,759        9,759          9,311
2/28/98           10,441.4     10,431         9,928.45       10,431       10,431          9,999
3/31/98           11,354       11,343        10,786.3        10,814.4     11,210.8       10,431

                        FOR PERIOD ENDING MARCH 31, 1998

                                                AVERAGE ANNUAL TOTAL RETURN
                                                1 YEAR        FROM INCEPTION
                                                ------        --------------
  Institutional Class                             N/A             28.81%
  Service Class                                   N/A             28.48%
  Investor A Class (Load Adjusted)                N/A             15.97%
  Investor A Class (NAV)                          N/A             28.26%
  Investor B Class (Load Adjusted)                N/A             16.28%
  Investor B Class (NAV)                          N/A             27.23%
  Investor C Class (Load Adjusted)                N/A             16.28%
  Investor C Class (NAV)                          N/A             27.23%

THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS:
INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 9/29/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                         INTERNATIONAL EMERGING MARKETS
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $153.4 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX ("EMF")

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN EMERGING MARKETS (GENERALLY ANY COUNTRY CONSIDERED TO BE EMERGING OR DEVELOPING BY THE WORLD BANK, THE INTERNATIONAL FINANCE CORPORATION OR THE UNITED NATIONS). WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO HAS BEEN UNDERWEIGHTED IN ASIA DUE TO WHAT THE MANAGER BELIEVES TO BE LIMITED PROSPECTS FOR TRUE ECONOMIC RECOVERY IN THE NEAR FUTURE AND INFLATION CONCERNS THROUGHOUT THE REGION.
     (BULLET) WITHIN EUROPE, THE MANAGER UNDERWEIGHTED TURKEY AND RUSSIA DUE TO THE MANAGER'S CONCERNS OVER BUDGETARY ISSUES AND OTHER POLITICAL UNCERTAINTIES IN THOSE COUNTRIES AND OVERWEIGHTED HUNGARY AND POLAND.
     (BULLET) THE PORTFOLIO'S LATIN AMERICAN HOLDINGS WERE CONCENTRATED IN BRAZIL AND MEXICO WITH SMALLER ALLOCATIONS TO CHILE, ARGENTINA, PERU AND COLOMBIA.
     (BULLET) THE PORTFOLIO'S SOUTH AFRICAN HOLDINGS WERE ADJUSTED TO GAIN GREATER EXPOSURE TO FINANCIAL STOCKS, WHICH THE MANAGER BELIEVES SHOULD PERFORM WELL IN AN ENVIRONMENT OF FALLING INTEREST RATES.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                   THE EMERGING MARKETS PORTFOLIO AND THE MSCI
                 EMERGING MARKETS FREE INDEX FROM INCEPTION AND
                         AT EACH SEMI-ANNUAL PERIOD END.

                                      CHART
                                [GRAPHIC OMITTED]

The following are the plot points for the International Emerging Markets
Portfolio:


                                                                                          MSCI
                Institutional  Service      Investor A    Investor B     Investor C     Emerging
                    Class       Class         Class         Class          Class       Free Index
6/17/94            9,960        9,960          9,462         9,960         9,960         10,000
Sep-94            10,560.3     10,550         10,012.7      10,539.6      10,539.6       12,076.3
Dec-94             9,142.02     9,131.16       8,664.73      9,120.77      9,120.77      10,339.5
Mar-95             8,070.5      8,059.93       7,637.47      8,039.44      8,039.44       9,060.48
Jun-95             8,758.11     8,735.83       8,271.58      8,706.93      8,706.93      10,000.9
Sep-95             8,478.12     8,450.04       7,996.74      8,417.62      8,417.62       9,936.66
Dec-95             7,991.87     7,954.89       7,528.51      7,924.75      7,924.75       9,802.72
Mar-96             8,809.77     8,760.37       8,290.54      8,726.89      8,726.89      10,413.4
Jun-96             9,327.34     9,266.57       8,769.6       9,220.87      9,220.87      10,848
Sep-96             9,068.53     9,008.29       8,515.39      8,943         8,943         10,456
Dec-96             8,972.59     8,904.98       8,417.63      8,819.52      8,819.52      10,394.4
Mar-97            10,196.6     10,113.7        9,551.73      9,743         9,743         11,274
Jun-97            10,954.2     10,856         10,244.2      10,435.7      10,435.7       12,276
Sep-97            10,080.1      9,975.58       9,411.37      9,572.69      9,572.69      11,175
Dec-97             8,159.8      8,073.24       7,610.98      7,729.95      7,729.95       9,217.14
Mar-98             8,117.37     8,020.76       7,560.74      7,429.07      7,658.83       9,787.68



                        FOR PERIOD ENDING MARCH 31, 1998

                                              AVERAGE ANNUAL TOTAL RETURN
                                      1 YEAR         3 YEAR       FROM INCEPTION
                                      ------         ------       --------------
  Institutional Class                 (20.39)%        0.20%          (5.36)%
  Service Class                       (20.69)%       (0.16)%         (5.65)%
  Investor A Class (Load Adjusted)    (24.77)%       (2.02)%         (7.12)%
  Investor A Class (NAV)              (20.84)%       (0.33)%         (5.84)%
  Investor B Class (Load Adjusted)    (24.94)%       (2.11)%         (6.92)%
  Investor B Class (NAV)              (21.40)%       (0.77)%         (6.17)%
  Investor C Class (Load Adjusted)    (24.94)%       (2.11)%         (6.92)%
  Investor C Class (NAV)              (21.40)%       (0.77)%         (6.17)%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, SERVICE SHARES AND INVESTOR A SHARES, 6/17/94; INVESTOR B SHARES, 4/25/96; AND INVESTOR C SHARES, 3/21/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]


                                  SELECT EQUITY
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $882.4 MILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY MAINTAINING COMPARABLE SECTOR WEIGHTINGS TO THE BENCHMARK WHILE OVERWEIGHTING OR UNDERWEIGHTING SPECIFIC SECURITIES WITHIN THOSE SECTORS AS THE MANAGER IDENTIFIES MARKET OPPORTUNITY. RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE KEY PERFORMANCE DRIVER DURING THE PERIOD, RELATIVE TO THE S&P 500 INDEX, WAS POSITIVE STOCK SELECTION. THE FOLLOWING ARE EXAMPLES OF INDIVIDUAL COMPANIES OWNED BY THE PORTFOLIO THAT PERFORMED WELL VERSUS THEIR INDUSTRY PEERS:
     (BULLET) WITHIN THE AUTOMOTIVE INDUSTRY, THE PORTFOLIO'S POSITION IN FORD PRODUCED STRONG GAINS OVER THE PERIOD, AS THE STOCK RALLIED AFTER SPINNING OFF ASSOCIATES FIRST CAPITAL CORP., THE COMPANY'S CONSUMER FINANCE UNIT.
     (BULLET) THE MANAGER REPOSITIONED THE PORTFOLIO'S RETAIL HOLDINGS BY REPLACING HOME DEPOT WITH LOWE'S, WHICH WAS UP OVER 47% DURING THE FIRST QUARTER OF 1998.
     (BULLET) THE PORTFOLIO'S POSITION IN LUCENT TECHNOLOGIES, HELD SINCE ITS SPINOFF FROM AT&T IN MARCH 1996, HAS GAINED OVER 100% DURING THE PAST TWELVE MONTHS.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
               SELECT EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM
                  INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                      CHART
                                [GRAPHIC OMITTED]

The following are the plot points for the Select Equity Portfolio:

                Institutional  Service      Investor A    Investor B     Investor C      S&P 500
                    Class       Class         Class         Class          Class          Index
Sep-93             9,970       9,970         9,521.35        9,970         9,970         10,000
Dec-93            10,114.1    10,108.1       9,653.26       10,108.1      10,108.1       10,232
Mar-94             9,730.25    9,718.34      9,277.68        9,714.85      9,714.85       9,844.21
Jun-94             9,783.52    9,765.92      9,330.64        9,770.3       9,770.3        9,885.55
Sep-94            10,148.1    10,123.7       9,658.69       10,113.8      10,113.8       10,369
Dec-94             9,986.64    9,957.71      9,497.51        9,945.03      9,945.03      10,366.9
Mar-95            10,910.7    10,871.7      10,366.1        10,854.5      10,854.5       11,376.6
Jun-95            11,704      11,643        11,098.1        11,621        11,621         12,463.1
Sep-95            12,561.1    12,496.8      11,908.5        12,469.6      12,469.6       13,453.9
Dec-95            13,312      13,222.7      12,595.1        13,188.6      13,188.6       14,263.8
Mar-96            13,988.7    13,897.6      13,220.9        13,843.9      13,843.9       15,029.8
Jun-96            14,629.6    14,513.3      13,811.8        14,443.2      14,443.2       15,704.6
Sep-96            15,053.9    14,924.1      14,197          14,821.2      14,821.2       16,189.9
Dec-96            16,469.2    16,316.4      15,528.1        16,160.3      16,160.3       17,538.5
Mar-97            16,903.9    16,735.2      15,921.6        16,084        16,084         18,008.5
Jun-97            19,856      19,649.4      18,674.4        19,366.7      19,366.7       21,152
Sep-97            21,448.5    21,209.6      20,151.5        20,852.1      20,852.1       22,761
Dec-97            21,647.9    21,392        20,316.8        20,985.6      20,985.6       23,407.4
Mar-98            24,633.2    24,329.1      23,098.1        23,336.1      23,812.3       26,675.1

                        FOR PERIOD ENDING MARCH 31, 1998

                                        AVERAGE ANNUAL TOTAL RETURN
                                      1 YEAR    3 YEAR   FROM INCEPTION
  Institutional Class                 45.75%    31.18%      21.93%
  Service Class                       45.38%    30.80%      21.62%
  Investor A Class (Load Adjusted)    38.58%    28.63%      20.21%
  Investor A Class (NAV)              45.08%    30.62%      21.44%
  Investor B Class (Load Adjusted)    37.49%    28.40%      20.48%
  Investor B Class (NAV)              43.97%    29.94%      21.02%
  Investor C Class (Load Adjusted)    37.49%    28.40%      20.48%
  Investor C Class (NAV)              43.97%    29.94%      21.02%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/13/93; SERVICE SHARES, 9/15/93; INVESTOR A SHARES, 10/13/93; INVESTOR B SHARES, 3/27/96; AND INVESTOR C SHARES, 9/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                                  INDEX EQUITY
                                   PORTFOLIO

ADVISOR TO THE INDEX MASTER PORTFOLIO:
     DIMENSIONAL FUND ADVISORS INC.

TOTAL ASSETS (3/31/98):
     $618.0 MILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     UTILIZES A PASSIVE INVESTMENT STYLE THAT PURSUES THE REPLICATION OF THE S&P 500 INDEX TOTAL RETURN.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO HOLDS SUBSTANTIALLY ALL OF THE STOCKS CONTAINED IN THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX BY INVESTING ALL OF ITS ASSETS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                INDEX EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM
                  INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                      CHART
                                [GRAPHIC OMITTED]


The following are the plot points for the Index Equity Portfolio:

                Institutional  Service      Investor A    Investor B     Investor C     S&P 500
                    Class       Class         Class         Class          Class         Index
Apr-92            10,000      10,000         9,700         10,000        10,000         10,000
Jun-92             9,870.42    9,870.42      9,574.31       9,870.42      9,870.42       9,899.47
Sep-92            10,161.4    10,161.4       9,856.59      10,161.4      10,161.4       10,211.5
Dec-92            10,658.6    10,658.6      10,338.9       10,658.6      10,658.6       10,725.7
Mar-93            11,117.7    11,117.7      10,784.2       11,117.7      11,117.7       11,194.1
Jun-93            11,139.5    11,139        10,804.8       11,139        11,139         11,248.6
Sep-93            11,422.5    11,417.4      11,072.7       11,415.1      11,415.1       11,538.9
Dec-93            11,676.2    11,664.5      11,307.6       11,657.3      11,657.3       11,806.4
Mar-94            11,197      11,180.6      10,823.9       11,158.7      11,158.7       11,358.7
Jun-94            11,253.9    11,230.8      10,877.8       11,214.2      11,214.2       11,406.5
Sep-94            11,771.4    11,739.5      11,366.4       11,718        11,718         11,963.6
Dec-94            11,770.1    11,731.2      11,356.8       11,708        11,708         11,962
Mar-95            12,899.6    12,849.5      12,415.4       12,799.3      12,799.3       13,126.6
Jun-95            14,134.4    14,069.9      13,613.2       14,034.2      14,034.2       14,379
Sep-95            15,221.3    15,143        14,635.5       15,088.1      15,088.1       15,522
Dec-95            16,130.2    16,036        15,505.2       15,984.7      15,984.7       16,456.7
Mar-96            16,958.9    16,836.4      16,275.9       16,762.6      16,762.6       17,339.4
Jun-96            17,702      17,561.6      16,973.8       17,465.8      17,465.8       18,116.8
Sep-96            18,237.3    18,089.2      17,462.5       17,946.3      17,946.3       18,676.8
Dec-96            19,736.9    19,562.5      18,891.2       19,370.7      19,370.7       20,234.5
Mar-97            20,249.6    20,055        19,359.1       19,422        19,422         20,776.4
Jun-97            23,756.8    23,512.5      22,688.9       22,721.8      22,721.8       24,401
Sep-97            25,529.1    25,247.7      24,358.8       24,323.7      24,323.7       26,258
Dec-97            26,233.7    25,924.3      24,987.3       24,926.9      24,926.9       27,003.7
Mar-98            29,880.2    29,496.7      28,420.5       28,304.5      28,304.5       30,773.5


                        FOR PERIOD ENDING MARCH 31, 1998

                                            AVERAGE ANNUAL TOTAL RETURN
                                     1 YEAR    3 YEAR   5 YEAR   FROM INCEPTION
                                     ------    ------   ------   --------------
  Institutional Class                 47.56%   32.31%   21.87%       20.20%
  Service Class                       47.09%   31.91%   21.55%       19.93%
  Investor A Class (Load Adjusted)    42.41%   30.47%   20.65%       19.19%
  Investor A Class (NAV)              46.81%   31.80%   21.39%       19.80%
  Investor B Class (Load Adjusted)    39.17%   29.62%   20.55%       19.31%
  Investor B Class (NAV)              45.73%   31.17%   21.04%       19.51%
  Investor C Class (Load Adjusted)    39.17%   29.62%   20.55%       19.31%
  Investor C Class (NAV)              45.73%   31.17%   21.04%       19.51%


THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 2/7/96; AND INVESTOR C SHARES, 8/14/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                                    BALANCED
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $376.2 MILLION

PERFORMANCE BENCHMARK:
     Equity Portion: S&P 500 INDEX
     Fixed Income Portion: SALOMON BROAD INVESTMENT GRADE INDEX

INVESTMENT APPROACH:
     PURSUES A BLEND OF EQUITY AND FIXED INCOME SECURITIES TO DELIVER TOTAL RETURN THROUGH CAPITAL APPRECIATION AND CURRENT INCOME. THE PORTFOLIO WILL MAINTAIN A MINIMUM 25% ALLOCATION FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) WITHIN THE EQUITY PORTION OF THE PORTFOLIO, THE MANAGER HAS TAKEN A BUY-AND-HOLD APPROACH TO STOCK SELECTION. SUBSTANTIAL CORE POSITIONS THAT HAVE POSTED STRONG GAINS INCLUDE GE AND MIRCOSOFT. WITHIN THE PORTFOLIO'S TECHNOLOGY HOLDINGS, THE MANAGER HAS EMPHASIZED COMPANIES IN THE SOFTWARE, NETWORKING AND COMPUTER SERVICES BUSINESSES, WHICH THE MANAGER EXPECTS TO WEATHER THE EFFECTS OF THE ASIAN CRISIS BETTER THAN PC HARDWARE RELATED COMPANIES.
     (BULLET) WITHIN THE FIXED INCOME PORTION, THE MANAGER TOOK ADVANTAGE OF THE CHALLENGING ENVIRONMENT FOR THE MORTGAGE SECTOR BY MODESTLY INCREASING THE PORTFOLIO'S ALLOCATION. PARTICULAR EMPHASIS WAS PLACED UPON SECURITIES WHICH TYPICALLY HAVE LESS PREPAYMENT RISK THAN GENERIC MORTGAGES SUCH AS PROJECT LOANS AND COMMERCIAL MORTGAGE-BACKED SECURITIES. TREASURIES WERE SOLD TO HELP FINANCE THE INCREASE IN MORTGAGE-BACKED SECURITY EXPOSURE.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
           BALANCED PORTFOLIO AND 65% S&P 500 / 35% SALOMON BIG INDEX
               FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                      CHART
                                [GRAPHIC OMITTED]

The following are the plot points for the Balanced Portfolio:

                                                                                      65% S&P 500
                Institutional  Service      Investor A    Investor B     Investor C   35% Salomon
                    Class       Class         Class         Class          Class       BIG Index
May-90            10,240      10,240         9,779.2        10,240       10,240          9,725.76
Sep-90             9,236.33    9,236.33      8,820.69        9,236.33     9,236.33      10,184.8
Dec-90             9,998.27    9,998.27      9,548.35        9,998.27     9,998.27       9,258.4
Mar-91            10,826.9    10,826.9      10,339.7        10,826.9     10,826.9        9,898.13
Jun-91            10,796.3    10,796.3      10,310.4        10,796.3     10,796.3       10,866.2
Sep-91            11,459      11,459        10,943.4        11,459       11,459         10,858.2
Dec-91            12,242.8    12,242.8      11,691.8        12,242.8     12,242.8       11,392.4
Mar-92            12,165.2    12,165.2      11,617.8        12,165.2     12,165.2       12,151.3
Jun-92            12,469.2    12,469.2      11,908.1        12,469.2     12,469.2       11,848.4
Sep-92            13,197.2    13,197.2      12,603.3        13,197.2     13,197.2       12,101.6
Dec-92            13,689.7    13,689.7      13,073.7        13,689.7     13,689.7       12,470.6
Mar-93            14,160.1    14,160.1      13,522.9        14,160.1     14,160.1       12,830.1
Jun-93            14,480.6    14,480.6      13,829          14,480.6     14,480.6       13,322.5
Sep-93            14,893.6    14,887.7      14,214.9        14,884.7     14,884.7       13,429.9
Dec-93            15,309.2    15,294        14,599.8        15,287.8     15,287.8       13,716.3
Mar-94            14,820.8    14,797        14,109.3        14,774.1     14,774.1       13,864.3
Jun-94            14,647.5    14,615.3      13,941.5        14,598.4     14,598.4       13,328
Sep-94            14,875.5    14,832.7      14,143.6        14,810       14,810         13,254
Dec-94            14,826.9    14,775.5      14,081.6        14,725.2     14,725.2       13,636.5
Mar-95            15,801.7    15,740.9      14,995.8        15,665.6     15,665.6       13,590
Jun-95            16,989      16,910.4      16,105.2        16,788.5     16,788.5       14,627.4
Sep-95            17,899.6    17,788.9      16,950          17,639.9     17,639.9       15,777.7
Dec-95            18,936.6    18,804.9      17,914.3        18,612.6     18,612.6       16,628.6
Mar-96            19,417.9    19,284.7      18,351.3        19,032.6     19,032.6       17,463.6
Jun-96            20,002.3    19,837        18,884.4        19,547.1     19,547.1       17,901.7
Sep-96            20,484.3    20,300.7      19,320.4        19,956.4     19,956.4       18,385.1
Dec-96            21,871.5    21,660.9      20,609.3        21,245.1     21,245.1       18,802.9
Mar-97            22,142.7    21,913.3      20,844.1        21,452.2     21,452.2       19,951.3
Jun-97            25,000.5    24,728.4      23,517.3        24,272.5     24,272.5       20,201.9
Sep-97            26,305.5    25,999.5      24,721.4        25,461.8     25,461.8       22,677.1
Dec-97            27,078.9    26,743.1      25,423.5        26,126.4     26,126.4       23,975.8
Mar-98            29,564.7    29,163.3      27,716.7        28,433.3     28,433.3       26,287


                        FOR PERIOD ENDING MARCH 31, 1998

                                                AVERAGE ANNUAL TOTAL RETURN
                                      1 YEAR    3 YEAR   5 YEAR   FROM INCEPTION
                                      ------    ------   ------   --------------
  Institutional Class                  33.53%   23.22%   15.86%       14.73%
  Service Class                        33.09%   22.82%   15.55%       14.53%
  Investor A Class (Load Adjusted)     26.99%   20.85%   14.38%       13.80%
  Investor A Class (NAV)               32.95%   22.71%   15.43%       14.46%
  Investor B Class (Load Adjusted)     25.97%   20.34%   14.38%       14.09%
  Investor B Class (NAV)               31.89%   21.77%   14.85%       14.09%
  Investor C Class (Load Adjusted)     25.97%   20.34%   14.38%       14.09%
  Investor C Class (NAV)               31.89%   21.77%   14.85%       14.09%
------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 5/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 12/20/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows: Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Select Equity and Balanced Portfolios -- 4.50%; International Equity, International Emerging Markets and International Small Cap Equity Portfolios -- 5.00%; and Index Equity Portfolio -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

     The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolios' Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP VALUE EQUITY PORTFOLIO


                                       NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)      OF SHARES       VALUE
                                     ----------  --------------
COMMON STOCKS -- 98.8%
AEROSPACE -- 3.7%
  Allied-Signal, Inc.                 690,900    $  29,017,800
  Boeing Co.                          313,900       16,362,037
  Northrop Grumman Corp.              116,200       12,484,237
                                                 -------------
                                                    57,864,074
                                                 -------------
AIR TRANSPORTATION -- 1.1%
 #Northwest Airlines Corp. Class A**  279,900       17,266,331
                                                 -------------
BANKS -- 11.4%
 #Banc One Corp.                      393,910       24,914,807
  BankAmerica Corp.                   209,100       17,276,887
  BankBoston Corp.                    224,440       24,744,510
  Chase Manhattan Corp.               174,400       23,522,200
  Crestar Financial Corp.             296,700       17,542,387
  First Chicago NBD Corp.             257,968       22,733,430
 #First Union Corp.                   264,100       14,987,675
  NationsBank, Inc.                   228,400       16,658,925
  Wells Fargo & Co.                    46,400       15,370,000
                                                 -------------
                                                   177,750,821
                                                 -------------
BUSINESS SERVICES -- 0.8%
 #Varian Associates, Inc.             232,700       12,885,762
                                                 -------------
CHEMICALS -- 3.6%
  Dow Chemical Co.                    147,400       14,334,650
  E.I. du Pont de Nemours & Co.       182,850       12,433,800
 #IMC Global, Inc.                    378,400       14,402,850
  PPG Industries, Inc.                226,900       15,415,019
                                                 -------------
                                                    56,586,319
                                                 -------------
COMPUTER & OFFICE EQUIPMENT -- 5.4%
  Compaq Computer Corp.               312,300        8,080,762
 #Ikon Office Solutions, Inc.         460,400       15,912,575
  International Business
     Machines Corp.                   204,800       21,273,600
  Seagate Technology, Inc.**          377,300        9,526,825
 #Xerox Corp.                         277,900       29,578,981
                                                 -------------
                                                    84,372,743
                                                 -------------
CONSUMER DURABLES -- 1.1%
  Black & Decker Corp.                310,100       16,454,681
                                                 -------------
CONTAINERS -- 1.0%
 #Crown Cork & Seal Co., Inc.         292,900       15,670,150
                                                 -------------
ELECTRONICS -- 4.2%
  Applied Materials, Inc.**           234,000        8,263,125
  Avnet, Inc.                         167,000        9,612,937
  General Electric Co.                239,200       20,616,050
  Intel Corp.                         138,900       10,842,881
  Rockwell International Corp.        130,800        7,504,650
  Texas Instruments, Inc.             169,700        9,185,012
                                                 -------------
                                                    66,024,655
                                                 -------------
ENERGY & UTILITIES -- 7.3%
  Columbia Gas Systems, Inc.          193,100       15,013,525
  Entergy Corp.                       520,300       15,478,925
  FPL Group, Inc.                     305,900       19,654,075
  NIPSCO Industries, Inc.             289,400        8,103,200
  Pacificorp                          482,400       11,879,100
  PECO Energy Co.                     574,200       12,704,175
  Southern Co.                        781,500       21,637,781
  Unicom Corp.                        274,530        9,608,550
                                                 -------------
                                                   114,079,331
                                                 -------------


                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
FINANCE -- 6.1%
  AMBAC Financial Group, Inc.         192,400    $  11,243,375
  CIT Group, Inc. Class A             476,800       15,555,600
  Fleet Financial Group, Inc.         197,300       16,782,831
  H & R Block, Inc.                   404,100       19,220,006
  Morgan Stanley, Dean Witter & Co.   363,472       26,488,022
  SLM Holding Corp.                   135,500        5,911,187
                                                 -------------
                                                    95,201,021
                                                 -------------
FOOD & AGRICULTURE -- 0.6%
  Archer Daniels Midland Co.          462,584       10,147,936
                                                 -------------
INSURANCE -- 5.8%
  Aetna, Inc.                         180,500       15,060,469
  Allstate Corp.                      148,424       13,645,731
  American General Corp.              247,100       15,984,281
  Chubb Corp.                         209,300       16,403,887
  Cigna Corp.                          73,600       15,088,000
  MBIA, Inc.                          102,500        7,943,750
  USF&G Corp.                         276,800        6,902,700
                                                 -------------
                                                    91,028,818
                                                 -------------
MACHINERY & HEAVY EQUIPMENT -- 1.9%
  Cooper Industries, Inc.              28,700        1,705,856
  Deere & Co.                         299,500       18,550,281
  Dover Corp.                         262,400        9,971,200
                                                 -------------
                                                    30,227,337
                                                 -------------
MEDICAL & MEDICAL SERVICES -- 1.4%
 #Columbia Healthcare Corp.           253,400        8,172,150
 #Foundation Health Systems, Inc.**   498,600       13,742,662
                                                 -------------
                                                    21,914,812
                                                 -------------
METAL & MINING -- 1.5%
 #Aluminum Co. of America             135,000        9,289,688
  Phelps Dodge Corp.                  112,300        7,250,369
  Reynolds Metals Co.                 108,200        6,647,538
                                                 -------------
                                                    23,187,595
                                                 -------------
MOTOR VEHICLES -- 5.3%
  Chrysler Corp.                      397,100       16,504,469
  Dana Corp.                          273,300       15,902,644
  Ford Motor Co.                      347,400       22,515,863
  General Motors Corp.                194,604       13,123,607
  Goodyear Tire & Rubber Co.          199,400       15,104,550
  Meritor Automotive, Inc.                  1               15
                                                 -------------
                                                    83,151,148
                                                 -------------
OIL & GAS -- 11.2%
  Atlantic Richfield Co.              203,600       16,008,050
 #British Petroleum Co. PLC ADR       233,100       20,061,169
 #Chevron Corp.                       285,200       22,905,125
  Exxon Corp.                         464,700       31,425,338
  Mobil Corp.                         295,900       22,673,338
  Phillips Petroleum Co.              306,900       15,325,819
 #Royal Dutch Petroleum Co.           419,800       23,849,888
 #Tenneco, Inc.                       137,100        5,852,456
  Ultramar Diamond Shamrock Corp.     489,364       17,250,081
                                                 -------------
                                                   175,351,264
                                                 -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)


                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------   --------------
COMMON STOCKS (CONTINUED)
PAPER & FOREST PRODUCTS -- 2.4%
  Champion International Corp.        212,800    $  11,557,700
 #International Paper Co.             176,200        8,248,363
  Kimberly-Clark Corp.                350,100       17,548,763
                                                 -------------
                                                    37,354,826
                                                 -------------
PHARMACEUTICALS -- 3.0%
  American Home Products Corp.        106,300       10,138,363
  Bristol-Myers Squibb Co.            158,500       16,533,531
  Merck & Co., Inc.                    67,250        8,633,219
  Pharmacia & Upjohn, Inc.            256,200       11,208,750
                                                 -------------
                                                    46,513,863
                                                 -------------
REAL ESTATE -- 1.2%
  Boston Properties, Inc.             234,800        8,262,025
 #Starwood Hotels & Resorts           196,269       10,488,125
                                                 -------------
                                                    18,750,150
                                                 -------------
RETAIL - GROCERY STORES -- 1.2%
 #Albertson's, Inc.                   365,100       19,213,388
                                                 -------------
RETAIL MERCHANDISING -- 5.1%
 #Federated Department Stores, Inc.** 252,700       13,093,019
 #J.C. Penney Co., Inc.               269,700       20,412,919
  Lowe's Cos., Inc.                   248,300       17,427,556
  Sears, Roebuck & Co.                515,000       29,580,313
                                                 -------------
                                                    80,513,807
                                                 -------------
TELECOMMUNICATIONS -- 7.6%
 #AT&T Corp.                          293,400       19,254,375
 #Bell Atlantic Corp.                 309,879       31,762,598
  GTE Corp.                           270,100       16,172,238
 #SBC Communications, Inc.            334,970       14,613,066
  Sprint Corp.                        324,200       21,944,288
  U.S. West Communications Group      291,000       15,932,250
                                                 -------------
                                                   119,678,815
                                                 -------------
TEXTILES -- 0.8%
  Fruit of the Loom, Inc.**           420,200       12,868,625
                                                 -------------
TOBACCO -- 1.9%
  Philip Morris Cos., Inc.            698,500       29,118,719
                                                 -------------
TRANSPORTATION -- 2.2%
  CSX Corp.                           202,800       12,066,600
 #FDX Corp.**                         192,300       13,677,338
  Norfolk Southern Corp.              226,900        8,480,388
                                                 -------------
                                                    34,224,326
                                                 -------------
TOTAL COMMON STOCKS
  (Cost $1,098,814,592)                          1,547,401,317
                                                 -------------


                                            PAR
                              MATURITY     (000)         VALUE
                             ----------  ----------   ------------
SHORT TERM INVESTMENTS -- 1.2%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.90%                    04/01/98    $18,800   $   18,800,000
   Smith Barney Money Market Fund             247          246,802
                                                    --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $19,046,802)                                    19,046,802
                                                    --------------
TOTAL INVESTMENTS IN
  SECURITIES--100.0%
  (Cost $1,117,861,394*)                            $1,566,448,119
                                                    ==============

---------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
       Gross unrealized appreciation              $456,905,536
       Gross unrealized depreciation                (8,318,811)
                                                  ------------
                                                  $448,586,725
                                                  ============
**  Non-income producing security.
#   Total or partial securities on loan.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP VALUE EQUITY PORTFOLIO

MARCH 31, 1998 (UNAUDITED)
ASSETS
   Investments at value (Cost $1,117,861,394) .................  $1,566,448,119
   Collateral received for securities loaned ..................     193,597,858
   Dividends receivable .......................................       2,184,839
   Interest receivable ........................................          14,464
   Investments sold receivable ................................       8,481,160
   Capital shares sold receivable .............................         650,737
   Prepaid expenses ...........................................          48,750
                                                                 --------------
          TOTAL ASSETS ........................................   1,771,425,927
                                                                 --------------

LIABILITIES
   Payable upon return of securities loaned ...................     193,597,858
   Capital shares redeemed payable ............................         125,221
   Accrued expenses payable ...................................       1,385,666
                                                                 --------------
          TOTAL LIABILITIES ...................................     195,108,745
                                                                 --------------

NET ASSETS (Applicable to 45,526,547 Institutional shares,
   39,570,376 Service shares, 3,160,312 Investor A shares,
   1,722,336 Investor B shares and 151,829 Investor C
   shares outstanding) ........................................  $1,576,317,182
                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($796,215,295 (DIVIDE) 45,526,547) .          $17.49
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($692,292,163 (DIVIDE) 39,570,376) .......          $17.50
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($55,250,120 (DIVIDE) 3,160,312) ......          $17.48
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($17.48 (DIVIDE) .955) .....................................          $18.30
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($29,921,893 (DIVIDE) 1,722,336) ......          $17.37
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($2,637,711 (DIVIDE) 151,829) .........          $17.37
                                                                         ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP GROWTH EQUITY PORTFOLIO


                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------   --------------
COMMON STOCKS -- 98.9%
ADVERTISING -- 0.9%
 #Omnicom Group, Inc.                 160,500     $  7,553,531
                                                  ------------
AEROSPACE -- 1.7%
  Allied-Signal, Inc.                 131,300        5,514,600
  Boeing Co.                           80,800        4,211,700
  United Technologies Corp.            55,500        5,123,344
                                                  ------------
                                                    14,849,644
                                                  ------------
BANKS -- 2.6%
  BankAmerica Corp.                    93,700        7,741,962
  Chase Manhattan Corp.                70,300        9,481,712
 #MBNA Corp.                          153,900        5,511,544
                                                  ------------
                                                    22,735,218
                                                  ------------
BEVERAGES -- 5.6%
  Coca-Cola Co.                       376,500       29,155,219
 #Panamerican Beverages, Inc.
    Class A                           176,000        7,062,000
  Pepsico, Inc.                       287,300       12,264,119
                                                  ------------
                                                    48,481,338
                                                  ------------
BROADCASTING -- 2.6%
 #Chancellor Media Corp.**            169,900        7,794,162
 #Clear Channel Communications,
    Inc.**                            151,700       14,866,600
                                                  ------------
                                                    22,660,762
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 9.5%
  3Com Corp.**                         88,100        3,166,094
 #Cisco Systems, Inc.**               376,600       25,750,025
 #Compaq Computer Corp.               248,200        6,422,175
  Computer Associates
    International, Inc.               148,500        8,575,875
  Dell Computer Corp.**                99,200        6,720,800
 #EMC Corp.**                         206,800        7,819,625
  HBO & Co.                           274,100       16,548,787
  International Business Machines
    Corp.                              67,200        6,980,400
                                                  ------------
                                                    81,983,781
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 6.0%
  Automatic Data Processing, Inc.      57,900        3,940,819
  Gulfstream Aerospace Corp.**        127,000        5,508,625
  Microsoft Corp.**                   352,400       31,539,800
 #Network Associates, Inc.**           51,200        3,392,000
 #Parametric Technology Corp.**       231,800        7,721,837
                                                  ------------
                                                    52,103,081
                                                  ------------
CONSUMER NON-DURABLES -- 0.9%
  Newell Co.                          158,900        7,696,719
                                                  ------------
CONTAINERS -- 0.6%
 #Crown Cork & Seal Co., Inc.         100,300        5,366,050
                                                  ------------
ELECTRONICS -- 12.0%
  General Electric Co.                559,100       48,187,431
  Intel Corp.                         465,000       36,299,062
  Motorola, Inc.                      100,300        6,080,687
 #Nokia Corp. ADR                      76,100        8,214,044
  Texas Instruments, Inc.              99,700        5,396,262
                                                  ------------
                                                   104,177,486
                                                  ------------



                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
ENTERTAINMENT & LEISURE -- 3.0%
  Carnival Corp. Class A               74,400      $ 5,189,400
  Marriott International, Inc.
    Class A**                          69,600        2,492,550
  Marriott International, Inc.**       69,600        2,588,250
 #MGM Grand, Inc.**                    86,900        2,976,325
  Walt Disney Co.                     116,500       12,436,375
                                                   -----------
                                                    25,682,900
                                                   -----------
FINANCE -- 3.9%
 #Capital One Financial Corp.          61,100        4,819,262
  Federal National Mortgage
    Association                       196,500       12,428,625
  Household International, Inc.        45,500        6,267,625
  Merrill Lynch & Co., Inc.            53,000        4,399,000
 #Washington Mutual, Inc.              82,700        5,931,141
                                                   -----------
                                                    33,845,653
                                                   -----------
FINANCIAL SERVICES -- 0.7%
 #Travelers Group, Inc.                95,100        5,706,000
                                                   -----------
FOOD & AGRICULTURE -- 0.0%
  Sodexho Marriott Services, Inc.      17,400          462,187
                                                   -----------
INSURANCE -- 1.7%
  Ace Ltd.                            220,800        8,321,400
  American International
    Group, Inc.                        51,900        6,536,156
                                                   -----------
                                                    14,857,556
                                                   -----------
JEWELRY -- 0.6%
  Tiffany & Co.                        99,300        4,834,669
                                                   -----------
MACHINERY & HEAVY EQUIPMENT -- 0.8%
  Illinois Tool Works, Inc.           106,300        6,882,925
                                                   -----------
MANUFACTURING -- 1.1%
  Keebler Foods Co.**                 131,600        3,948,000
  Tyco International Ltd.              99,500        5,435,187
                                                   -----------
                                                     9,383,187
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 3.1%
 #Healthsouth Corp.**                 258,600        7,256,962
  Medtronic, Inc.                     151,800        7,874,625
 #United Healthcare Corp.             106,200        6,876,450
  Wellpoint Health Networks, Inc.**    76,500        5,163,750
                                                   -----------
                                                    27,171,787
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.5%
  Becton, Dickinson & Co.              42,500        2,892,656
 #Cardinal Health, Inc.                50,900        4,488,744
  Guidant Corp.                        71,400        5,238,975
                                                   -----------
                                                    12,620,375
                                                   -----------
OIL & GAS -- 1.4%
 #Diamond Offshore Drilling, Inc.     129,100        5,857,912
  Sante Fe International Corp.        166,600        6,320,387
                                                   -----------
                                                    12,178,299
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.8%
 #Fort James Corp.                    154,900        7,096,356
                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)


                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------    -------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS -- 17.9%
  Abbott Laboratories                 141,700    $  10,671,781
  American Home Products Corp.        123,900       11,816,963
  Bristol-Myers Squibb Co.            171,500       17,889,594
  Eli Lilly & Co.                     159,500        9,510,188
  Johnson & Johnson                   268,900       19,713,731
  Merck & Co., Inc.                   235,800       30,270,825
  Pfizer, Inc.                        250,600       24,981,688
  Schering-Plough Corp.               221,300       18,077,444
  Warner-Lambert Co.                   70,700       12,041,094
                                                  ------------
                                                   154,973,308
                                                  ------------
REAL ESTATE -- 0.4%
  Patriot American Hospitality, Inc.  146,900        3,966,312
                                                  ------------
RETAIL MERCHANDISING -- 7.9%
  Dayton Hudson Corp.                 105,500        9,284,000
  Kroger Co.**                        103,500        4,780,406
  Lowe's Cos., Inc.                    84,400        5,923,825
  Mattel, Inc.                        165,700        6,565,863
  Safeway, Inc.**                      71,600        2,644,725
  Service Corp. International         218,200        9,259,863
 #Staples, Inc.**                     195,400        4,530,838
  TJX Companies, Inc.                 180,600        8,172,150
 #Wal-Mart Stores, Inc.               334,900       17,017,106
                                                  ------------
                                                    68,178,776
                                                  ------------
SOAPS & COSMETICS -- 5.6%
  Avon Products, Inc.                 111,900        8,728,200
  Colgate-Palmolive Co.                67,200        5,821,200
  Gillette Co.                        106,500       12,640,219
  Procter & Gamble Co.                257,100       21,692,813
                                                  ------------
                                                    48,882,432
                                                  ------------
TELECOMMUNICATIONS -- 3.6%
  Airtouch Communications, Inc.**      99,300        4,859,494
  Lucent Technologies, Inc.            71,700        9,168,638
  Oracle Corp.**                      149,100        4,705,969
 #Qwest Communications
    International, Inc.**             109,200        4,245,150
 #World Communications, Inc.**        187,800        8,087,138
                                                  ------------
                                                    31,066,389
                                                  ------------
TOBACCO -- 2.5%
  Philip Morris Cos., Inc.            514,100       21,431,544
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $513,920,451)                              856,828,265
                                                  ------------


                                            PAR
                              MATURITY     (000)         VALUE
                             ----------  ----------   ------------
SHORT TERM INVESTMENTS -- 1.1%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.90%                    04/01/98     $9,813     $  9,813,000
   Smith Barney Money Market Fund              23           23,339
                                                      ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $9,836,339)                                      9,836,339
                                                      ------------
TOTAL INVESTMENTS IN
  SECURITIES--100.0%
  (Cost $523,756,790*)                                $866,664,604
                                                      ============
---------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
        Gross unrealized appreciation                $346,081,112
        Gross unrealized depreciation                  (3,173,298)
                                                     ------------
                                                     $342,907,814
                                                     ============
**   Non-income producing security.
#    Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP GROWTH EQUITY PORTFOLIO

MARCH 31, 1998 (UNAUDITED)
ASSETS
   Investments at value (Cost $523,756,790) ..................... $  866,664,604
   Collateral received for securities loaned ....................    143,700,288
   Dividends receivable .........................................        776,805
   Interest receivable ..........................................         16,943
   Capital shares sold receivable ...............................        263,672
   Prepaid expenses .............................................         23,830
                                                                  --------------
          TOTAL ASSETS ..........................................  1,011,446,142
                                                                  --------------

LIABILITIES
   Payable upon return of securities loaned .....................    143,700,288
   Investments purchased payable ................................      1,525,269
   Capital shares redeemed payable ..............................         23,664
   Accrued expenses payable .....................................        940,222
                                                                  --------------
          TOTAL LIABILITIES .....................................    146,189,443
                                                                  --------------

NET ASSETS (Applicable to 27,005,590 Institutional
   shares, 16,484,604 Service shares, 1,589,729
   Investor A shares, 598,768 Investor B shares and
   18,675 Investor C shares outstanding) ........................ $  865,256,699
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($511,443,425 (DIVIDE) 27,005,590) ...         $18.94
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($312,301,435 (DIVIDE) 16,484,604) .........         $18.95
                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($30,042,934 (DIVIDE) 1,589,729) ........         $18.90
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($18.90 (DIVIDE) .955) .......................................         $19.79
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($11,122,027 (DIVIDE) 598,768) ..........         $18.57
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($346,878 (DIVIDE) 18,675) ..............         $18.57
                                                                          ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             SCHEDULE OF INVESTMENTS
                         MID-CAP VALUE EQUITY PORTFOLIO

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS -- 96.6%
AIR TRANSPORTATION -- 1.9%
  Northwest Airlines Corp.
    Class A**                          17,700      $ 1,091,869
  UAL Corp.**                          25,900        2,407,081
                                                   -----------
                                                     3,498,950
                                                   -----------
AUTOMOTIVE -- 2.7%
  ITT Industries, Inc.                 66,200        2,519,738
  Lear Corp.**                         42,900        2,418,487
                                                   -----------
                                                     4,938,225
                                                   -----------
BANKS -- 10.6%
  Amsouth Bancorp.                     23,750        1,402,734
  Associated Banc-Corp.                42,648        2,300,326
  Charter One Financial, Inc.          37,815        2,531,242
  Commercial Federal Corp.             49,400        1,796,925
  Compass Bancshares, Inc.             46,450        2,334,112
  Independence Community
    Bank Corp.**                       74,100        1,324,537
  Pacific Century Financial Corp.      70,200        1,671,637
  Sovereign Bancorp, Inc.             119,880        2,180,317
  Union Planters Corp.                 26,400        1,641,750
  Washington Federal, Inc.             78,738        2,184,979
                                                   -----------
                                                    19,368,559
                                                   -----------
BUSINESS SERVICES -- 1.1%
 #Varian Associates, Inc.              37,200        2,059,950
                                                   -----------
CHEMICALS -- 1.5%
 #Arco Chemical Co.                    30,900        1,463,887
  Ashland, Inc.                        22,500        1,274,062
                                                   -----------
                                                     2,737,949
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 3.4%
  Gateway 2000, Inc.**                 47,300        2,220,144
  Harris Corp.                         38,400        2,001,600
  Komag, Inc.**                        65,900          955,550
 #Western Digital Corp.**              63,900        1,122,244
                                                   -----------
                                                     6,299,538
                                                   -----------
CONSTRUCTION -- 3.4%
 #Centex Corp.                         43,200        1,647,000
 #Harsco Corp.                         40,900        1,878,844
  USG Corp.**                          25,900        1,403,456
 #Vulcan Materials Co.                 12,200        1,335,900
                                                   -----------
                                                     6,265,200
                                                   -----------
CONTAINERS -- 1.2%
  Owens-Illinois, Inc.**               52,400        2,266,300
                                                   -----------
DURABLE GOODS -- 2.1%
  Whirlpool Corp.                      38,200        2,619,087
  York International Corp.             26,000        1,170,000
                                                   -----------
                                                     3,789,087
                                                   -----------
ELECTRONICS -- 6.6%
  Arrow Electronics, Inc.**            85,800        2,321,962
  Boston Edison Co.                    52,300        2,193,331
 #DPL, Inc.                            84,450        1,646,775
  Florida Progress Corp.               41,400        1,725,862
 #SCI Systems, Inc.**                  59,100        2,105,437
  Vishay Intertechnology, Inc.**       86,400        2,030,400
                                                   -----------
                                                    12,023,767
                                                   -----------


                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
ENERGY & UTILITIES -- 5.7%
  Ameren Corp.                         36,677      $ 1,545,019
 #Calenergy Co., Inc.**                 5,400          152,550
  LG&E Energy Corp.                    33,200          856,975
  New Century Energies, Inc.           26,200        1,319,825
  NIPSCO Industries, Inc.              40,400        1,131,200
 #Pioneer Natural Resouces Co.         86,000        2,139,250
  Scana Corp.                          48,800        1,509,750
  Sierra Pacific Resources             47,200        1,772,950
                                                   -----------
                                                    10,427,519
                                                   -----------
FINANCE -- 4.7%
  CIT Group, Inc. Class A**            79,500        2,593,687
  Countrywide Credit Industries, Inc.  39,700        2,111,544
  Finova Group, Inc.                   40,400        2,378,550
 #The Money Store, Inc.                50,000        1,596,875
                                                   -----------
                                                     8,680,656
                                                   -----------
FOOD & AGRICULTURE -- 2.5%
  Food Lion Inc., Class A              86,600          925,538
  Food Lion Inc., Class B             160,800        1,763,775
  International Home Foods, Inc.**     55,500        1,845,375
                                                   -----------
                                                     4,534,688
                                                   -----------
INSURANCE -- 7.8%
 #Allmerica Financial Corp.            44,900        2,867,988
  American Financial Group, Inc.       41,100        1,782,713
  Everest Reinsurance Holdings, Inc.   31,200        1,283,100
  Old Republic International Corp.     37,100        1,643,994
  Partnerre, Ltd.                      31,300        1,537,613
  PMI Group, Inc.                      25,000        2,018,750
  Protective Life Corp.                23,000        1,679,000
  Reliastar Financial Corp.            30,800        1,418,725
                                                   -----------
                                                    14,231,883
                                                   -----------
MACHINERY & HEAVY EQUIPMENT -- 4.1%
  Case Corp.                           21,300        1,451,063
  Cooper Industries, Inc.              24,100        1,432,444
  Howmet International, Inc.**        127,700        2,282,638
  United Dominion Industries Ltd.      70,300        2,280,356
                                                   -----------
                                                     7,446,501
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 5.9%
 #Bergen Brunswig Corp.                33,500        1,427,938
 #Foundation Health Systems, Inc.**    58,800        1,620,675
 #Integrated Health Services, Inc.     72,800        2,861,950
  Tenet Healthcare Corp.**             69,900        2,538,244
  Wellpoint Health Networks, Inc.**    35,800        2,416,500
                                                   -----------
                                                    10,865,307
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.3%
 #Beckman Coulter, Inc.                42,400        2,430,050
                                                   -----------
METAL & MINING -- 4.8%
  Carpenter Technology Corp.           29,900        1,614,600
  Nucor Corp.                          34,300        1,867,206
  Philip Services Corp.**             279,300        2,915,194
  Reynolds Metals Co.                  40,200        2,469,788
                                                   -----------
                                                     8,866,788
                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS (CONTINUED)
OIL & GAS -- 4.7%
  Consolidated Natural Gas Co.         27,800      $ 1,603,713
  Mitchell Energy & Development
    Corp.                              62,900        1,666,850
 #Sonat, Inc.                          47,800        2,079,300
 #Ultramar Diamond Shamrock Corp.      45,200        1,593,300
  Valero Energy Corp.                  51,900        1,732,163
                                                   -----------
                                                     8,675,326
                                                   -----------
PAPER & FOREST PRODUCTS -- 3.0%
  Champion International Corp.         31,500        1,710,844
  Rayonier, Inc.                       43,900        2,005,681
 #Union Camp Corp.                     29,800        1,780,550
                                                   -----------
                                                     5,497,075
                                                   -----------
REAL ESTATE -- 4.4%
  AMB Property Corp.                   63,100        1,522,288
  Arden Realty, Inc.                   43,920        1,251,720
  Carramerica Realty Corp.             40,900        1,227,000
  Equity Residential Properties Trust  28,600        1,437,150
  Felcor Suite Hotels, Inc.            37,700        1,397,256
  Simon Property Group, Inc.           35,600        1,219,300
                                                   -----------
                                                     8,054,714
                                                   -----------
RESTAURANTS -- 2.2%
  Darden Restaurants, Inc.            111,700        1,738,331
  Outback Steakhouse, Inc.**           57,200        2,237,950
                                                   -----------
                                                     3,976,281
                                                   -----------
RETAIL MERCHANDISING -- 3.5%
  American Greetings Corp.
    Class A                            43,800        2,014,800
  American Stores Co.                  30,900          803,400
  Dillards, Inc. Class A               46,200        1,706,513
  Ross Stores, Inc.                    43,200        1,906,200
                                                   -----------
                                                     6,430,913
                                                   -----------
TELECOMMUNICATIONS -- 3.1%
  Essex International, Inc.**          41,000        1,619,500
  Frontier Corp.                       46,800        1,523,925
  Glenayre Technologies, Inc.**        95,700        1,196,250
  Southern New England
    Telecommunications Corp.           18,900        1,366,706
                                                   -----------
                                                     5,706,381
                                                   -----------
TEXTILES -- 2.1%
 #Fruit of the Loom, Inc. Class A**    58,100        1,779,313
  Springs Industries, Inc. Class A     37,200        2,043,675
                                                   -----------
                                                     3,822,988
                                                   -----------
TOBACCO -- 1.1%
  DIMON, Inc.                         123,200        2,055,900
                                                   -----------
TRANSPORTATION -- 1.2%
 #Kansas City Southern
    Industries, Inc.                   51,000        2,244,000
                                                   -----------
TOTAL COMMON STOCKS
  (Cost $145,886,605)                              177,194,495
                                                   -----------


                                            PAR
                              MATURITY     (000)         VALUE
                             ----------  ----------   ------------
SHORT TERM INVESTMENTS -- 3.4%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     5.90%                    04/01/98     $6,000     $  6,000,000
   Smith Barney Money Market Fund             159          159,287
                                                      ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,159,287)                                      6,159,287
                                                      ------------
TOTAL INVESTMENTS IN
  SECURITIES--100.0%
  (Cost $152,045,892*)                                $183,353,782
                                                      ============
----------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
       Gross unrealized appreciation                       $35,291,440
       Gross unrealized depreciation                        (3,983,550)
                                                           -----------
                                                           $31,307,890
                                                           ===========
**   Non-income producing security.
#    Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID CAP VALUE EQUITY PORTFOLIO

MARCH 31, 1998 (UNAUDITED)
ASSETS
   Investments at value (Cost $152,045,892) ...................... $183,353,782
   Collateral received for securities loaned .....................   34,785,950
   Dividends receivable ..........................................      181,921
   Interest receivable ...........................................        4,639
   Investments sold receivable ...................................      236,992
   Capital shares sold receivable ................................      186,300
   Prepaid expenses ..............................................       74,466
                                                                   ------------
          TOTAL ASSETS ...........................................  218,824,050
                                                                   ------------

LIABILITIES
   Payable upon return of securities loaned ......................   34,785,950
   Investments purchased payable .................................    1,063,079
   Capital shares redeemed payable ...............................       12,884
   Accrued expenses payable ......................................      172,653
                                                                   ------------
          TOTAL LIABILITIES ......................................   36,034,566
                                                                   ------------

NET ASSETS (Applicable to 9,561,443 Institutional
   shares, 2,996,186 Service shares, 302,655
   Investor A shares, 470,714 Investor B shares
   and 11,796 Investor C shares outstanding) ..................... $182,789,484
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($131,032,945 (DIVIDE) 9,561,443) .....       $13.70
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($41,023,911 (DIVIDE) 2,996,186) ............       $13.69
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($4,138,725 (DIVIDE) 302,655) ............       $13.67
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($13.67 (DIVIDE) .955) ........................................       $14.31
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($6,432,704 (DIVIDE) 470,714) ............       $13.67
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($161,199 (DIVIDE) 11,796) ...............       $13.67
                                                                         ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         MID-CAP GROWTH EQUITY PORTFOLIO

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS -- 93.1%
ADVERTISING -- 1.1%
  Outdoor Systems, Inc.**              52,000      $ 1,823,250
                                                   -----------
BROADCASTING -- 0.5%
  Chancellor Media Corp.**             18,700          857,862
                                                   -----------
BUSINESS SERVICES -- 5.9%
 #Accustaff, Inc.**                    38,100        1,314,450
 #Apollo Group, Inc.**                 61,400        2,954,875
  Quintiles Transnational Corp.**      51,800        2,496,112
  Robert Half International, Inc.**    73,750        3,540,000
                                                   -----------
                                                    10,305,437
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 12.5%
 #Analog Devices, Inc.**               15,000          498,750
  Cadence Design Systems, Inc.**       25,500          882,937
  Citrix Systems, Inc.**               14,300          774,881
 #Computer Horizons Corp.**            43,000        2,160,750
  Compuware Corp.**                    25,200        1,244,250
  DST Systems, Inc.**                   9,300          488,831
  Fiserv, Inc.**                        8,500          538,687
  HBO & Co.                            67,300        4,063,237
  I2 Technologies, Inc.**              15,800        1,036,875
  Keane, Inc.**                        27,300        1,542,450
  Network Appliance, Inc.**            40,500        1,437,750
 #Office Depot, Inc.**                 63,000        1,960,875
  Policy Management Systems
    Corp.**                             8,800          706,750
 #SunGuard Data Systems, Inc.**        30,000        1,104,375
  Symbol Technologies, Inc.            17,700          870,619
  VERITAS Software Corp.**             41,500        2,453,687
                                                   -----------
                                                    21,765,704
                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 10.3%
  Baan Co.**                            3,100          148,412
 #BMC Software, Inc.**                 22,100        1,852,256
  Cambridge Technology
    Partners, Inc.**                   75,100        3,722,144
  CBT Group PLC**                      70,600        3,653,550
  Gartner Group, Inc.**                27,000        1,009,125
 #Network Associates, Inc.**           13,000          861,250
 #Parametric Technology Corp.**        28,000          932,750
  Peoplesoft, Inc.**                   65,500        3,451,031
  Sterling Commerce, Inc.**            11,300          524,037
 #Sylvan Learning Systems, Inc.**      36,900        1,738,912
                                                   -----------
                                                    17,893,467
                                                   -----------
CONSTRUCTION -- 2.0%
  Oakwood Homes Corp.                  95,500        3,497,688
                                                   -----------
DURABLE GOODS -- 0.7%
  Wolverine World Wide, Inc.           40,600        1,146,950
                                                   -----------
ELECTRONICS -- 3.4%
 #Concord EFS, Inc.**                  34,900        1,206,231
  Linear Technology Corp.               5,700          393,300
  Maxim Integrated Products, Inc.**    12,400          451,825
  PMC-Sierra, Inc.**                   11,500          437,000
  Sanmina Corp.**                       6,600          461,588
 #Uniphase Corp.**                     27,700        1,165,131
  Vitesse Semiconductor Corp.**        38,900        1,834,378
                                                   -----------
                                                     5,949,453
                                                   -----------


                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
FINANCE -- 2.3%
 #Capital One Financial Corp.          32,500      $ 2,563,438
  MGIC Investment Corp.                21,600        1,418,850
                                                   -----------
                                                     3,982,288
                                                   -----------
FOOD & AGRICULTURE -- 4.4%
  Suiza Foods Corp.**                  50,700        3,118,050
  US Foodservice, Inc.**               33,300        1,225,856
  Whole Foods Market, Inc.**           47,200        3,292,200
                                                   -----------
                                                     7,636,106
                                                   -----------
FURNITURE -- 3.6%
  Ethan Allen Interiors, Inc.          23,200        1,386,200
  Herman Miller, Inc.                  51,800        1,736,919
 #Pier 1 Imports, Inc.                116,400        3,157,350
                                                   -----------
                                                     6,280,469
                                                   -----------
INSURANCE -- 2.6%
  Conseco, Inc.                        46,400        2,627,400
 #Mutual Risk Management Ltd.          55,000        1,863,125
                                                   -----------
                                                     4,490,525
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 5.8%
 #Biovail Corp. International**        18,500          892,625
  Health Management Associates,
    Inc.**                             42,500        1,216,563
  Healthcare & Retirement Corp.**      18,100          777,169
  Healthsouth Corp.**                  65,700        1,843,706
  Henry Schein, Inc.**                 21,300          883,950
  Quorum Health Group, Inc.**          44,050        1,481,181
  Shared Medical Systems Corp.         22,000        1,724,250
  Universal Health Services**          22,600        1,305,150
                                                   -----------
                                                    10,124,594
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 7.5%
 #Biomet, Inc.**                       44,000        1,320,000
 #Cardinal Health, Inc.                16,100        1,419,819
 #Elan Corp.**                         40,600        2,623,775
  Guidant Corp.                        17,300        1,269,388
  Sofamor Danek Group, Inc.**          34,900        2,975,225
  Steris Corp.**                       35,700        1,927,800
 #Stryker Corp.                        29,800        1,396,875
                                                   -----------
                                                    12,932,882
                                                   -----------
MISCELLANEOUS SERVICES -- 1.7%
  Stewart Enterprises, Inc.            52,300        2,909,188
                                                   -----------
OIL & GAS -- 3.6%
  Global Industries Ltd.**             67,600        1,377,350
  Global Marine, Inc.**                32,200          796,950
  Marine Drilling Cos., Inc.**         20,000          432,500
  Petroleum Geo-Services**             25,600        1,520,000
  R & B Falcon Corp.**                 27,006          800,053
  Transocean Offshore, Inc.            26,800        1,378,525
                                                   -----------
                                                     6,305,378
                                                   -----------
PHARMACEUTICALS -- 2.5%
 #ALZA Corp.**                         44,000        1,971,750
  Jones Medical Industries, Inc.       28,000        1,013,250
 #Omnicare, Inc.                       22,500          891,563
 #Rexall Sundown, Inc.**               12,000          408,750
                                                   -----------
                                                     4,285,313
                                                   -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             SCHEDULE OF INVESTMENTS
                   MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS (CONTINUED)
RESTAURANTS -- 2.0%
 #CKE Restaurants, Inc.                56,730      $ 2,084,828
  Papa John's International, Inc.**    34,400        1,320,100
                                                   -----------
                                                     3,404,928
                                                   -----------
RETAIL MERCHANDISING -- 13.9%
  Barnes & Noble, Inc.**               82,600        3,221,400
  Borders Group, Inc.**                78,400        2,670,500
 #Dollar General Corp.                 83,968        3,248,541
  Dollar Tree Stores, Inc.**           39,600        2,103,750
  Family Dollar Stores, Inc.           59,500        2,261,000
  General Nutrition Companies, Inc.**  46,100        1,832,475
  Lowe's Cos., Inc.                    43,400        3,046,138
  Proffitt's, Inc.**                   67,900        2,461,375
 #Staples, Inc.**                      37,100          860,256
 #Starbucks Corp.**                    51,700        2,342,656
                                                   -----------
                                                    24,048,091
                                                   -----------
TELECOMMUNICATIONS -- 5.6%
  LCI International, Inc.**            85,000        3,272,500
 #Premiere Technologies, Inc.**        15,500          536,688
  Reltec Corp.**                       25,200          893,025
  Saville Systems Ireland PLC**        39,100        2,003,875
 #Tel-Save Holdings, Inc.**            44,400        1,010,100
  Tellabs, Inc.**                      30,100        2,020,463
                                                   -----------
                                                     9,736,651
                                                   -----------
WASTE MANAGEMENT -- 1.2%
  USA Waste Services, Inc.**           48,410        2,157,271
                                                   -----------
TOTAL COMMON STOCKS
  (Cost $125,646,777)                              161,533,495
                                                   -----------


                                            PAR
                              MATURITY     (000)         VALUE
                             ----------  ----------   ------------
SHORT TERM INVESTMENTS -- 6.9%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.90%                    04/01/98    $11,700     $ 11,700,000
   Smith Barney Money Market Fund             112          111,912
   U.S. Treasury Bills
     5.02%                    06/18/98        200***       197,803
                                                      ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,009,734)                                    12,009,715
                                                      ------------
TOTAL INVESTMENTS IN
  SECURITIES--100.0%
  (Cost $137,656,511*)                                $173,543,210
                                                      ============

----------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
       Gross unrealized appreciation                         $36,408,020
       Gross unrealized depreciation                            (521,321)
                                                             -----------
                                                             $35,886,699
                                                             ===========
**   Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $150,000 on 12 Standard & Poor's 500 Stock Index futures contracts expiring June 1998. The value of such contracts on March 31, 1998 was $3,331,500, thereby resulting in an unrealized gain of $138,602.
#    Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID CAP GROWTH EQUITY PORTFOLIO

MARCH 31, 1998 (UNAUDITED)
ASSETS
   Investments at value (Cost $137,656,511) ....................... $173,543,210
   Collateral received for securities loaned ......................   43,796,631
   Dividends receivable ...........................................       21,652
   Interest receivable ............................................       20,327
   Investments sold receivable ....................................    5,306,908
   Capital shares sold receivable .................................       64,000
   Futures margin receivable ......................................       14,400
   Prepaid expenses ...............................................       73,385
                                                                    ------------
          TOTAL ASSETS ............................................  222,840,513
                                                                    ------------

LIABILITIES
   Payable upon return of securities loaned .......................   43,796,631
   Investments purchased payable ..................................      947,043
   Capital shares redeemed payable ................................        2,974
   Accrued expenses payable .......................................      147,263
                                                                    ------------
          TOTAL LIABILITIES .......................................   44,893,911
                                                                    ------------

NET ASSETS (Applicable to 10,188,616
   Institutional shares, 3,073,186 Service
   shares, 275,388 Investor A shares,
   320,997 Investor B shares and 11,315
   Investor C shares outstanding) ................................. $177,946,602
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($130,894,907 (DIVIDE) 10,188,616) .....       $12.85
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($39,325,581 (DIVIDE) 3,073,186) .............       $12.80
                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($3,514,403 (DIVIDE) 275,388) .............       $12.76
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($12.76 (DIVIDE) .955) .........................................       $13.36
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($4,068,306 (DIVIDE) 320,997) .............       $12.67
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($143,405 (DIVIDE) 11,315) ................       $12.67
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP VALUE EQUITY PORTFOLIO

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS -- 95.6%
BANKS -- 5.4%
  Albank Financial Corp.              102,252      $ 5,125,381
 #BankAtlantic Bancorp, Inc. Class A  240,854        3,296,699
  BankAtlantic Bancorp, Inc. Class B  126,624        1,836,048
  Banknorth Group, Inc.               115,400        8,424,200
  Commerce Bancorp, Inc.               95,613        5,264,691
  Susquehanna Bancshares, Inc.        188,550        6,999,919
                                                   -----------
                                                    30,946,938
                                                   -----------
CHEMICALS -- 1.0%
  Bush Boake Allen, Inc.              176,500        5,625,937
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 5.1%
 #Bell and Howell Co.**               249,200        6,837,425
  Bell Micro Products, Inc.**         205,800        1,543,500
 #HMT Technology Corp.**              350,300        4,532,006
 #Hutchinson Technology, Inc.**       199,100        5,276,150
  United Stationers, Inc.**            95,800        5,921,637
  Vanstar Corp.**                     397,100        4,963,750
                                                   -----------
                                                    29,074,468
                                                   -----------
CONSTRUCTION -- 0.7%
  Oakwood Homes Corp.                 115,100        4,215,537
                                                   -----------
CONTAINERS -- 1.1%
  Silgan Holdings, Inc.**             176,100        6,185,512
                                                   -----------
DURABLE GOODS -- 2.0%
  Kellwood Co.                        193,400        5,971,225
  Wellman, Inc.                       245,100        5,300,287
                                                   -----------
                                                    11,271,512
                                                   -----------
ELECTRONICS -- 7.7%
  Allen Telecommunications, Inc.      264,800        4,170,600
  BEI Technologies, Inc.              113,100        1,908,562
  Belden, Inc.                        121,640        5,093,675
  Berg Electronics Corp.**            251,800        6,468,112
  Electro Scientific Industries,
     Inc.**                           182,700        7,056,787
  Holophane Corp.**                   220,900        5,301,600
  Mark IV Industries, Inc.            192,445        4,378,124
  Marshall Industries**                76,400        2,549,850
  Park Electrochemical Corp.          228,500        5,898,156
  Xicor, Inc.**                       322,100          845,512
                                                   -----------
                                                    43,670,978
                                                   -----------
ENERGY & UTILITIES -- 6.8%
  C & D Technology, Inc.              103,000        5,362,437
  Central Louisiana Electric Co.       97,900        3,353,075
  Cilcorp, Inc.                        61,200        2,952,900
  Eastern Enterprises                  70,000        3,010,000
  IES Industries, Inc.                117,290        4,361,722
  Piedmont Natural Gas, Inc.           76,500        2,658,375
 #Santa Fe Energy Resources, Inc.**   632,000        6,952,000
  Sierra Pacific Resources            107,640        4,043,227
  TNP Enterprises, Inc.               110,600        3,656,712
  UGI Corp. Holding Co.                84,810        2,395,882
                                                   -----------
                                                    38,746,330
                                                   -----------
FINANCE -- 4.8%
 #Aames Financial Corp.               296,900        4,119,487
  Astoria Financial Corp.              67,300        4,159,981
 #Peoples Heritage Financial
    Group, Inc.                       159,400        7,691,050
  PFF Bancorp, Inc.**                 244,600        5,044,875
  Webster Financial Corp.              89,200        6,199,400
                                                   -----------
                                                    27,214,793
                                                   -----------


                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
FOOD & AGRICULTURE -- 2.0%
  Earthgrains Co.                     154,000      $ 6,804,875
  Suiza Foods Corp.**                  77,100        4,741,650
                                                   -----------
                                                    11,546,525
                                                   -----------
GLASS -- 1.1%
  Libbey, Inc.                        163,500        6,090,375
                                                   -----------
INSURANCE -- 6.6%
  Commerce Group, Inc.                117,120        4,128,480
 #Enhance Financial Services
    Group, Inc.                       102,800        7,138,175
  ESG Re Ltd.                         187,400        4,872,400
  Penn Treaty American Corp.**        158,500        4,636,125
  Penn-America Group, Inc.            212,500        4,635,156
  PXRE Corp.                          168,600        5,226,600
  W.R. Berkley Corp.                  141,250        6,691,719
                                                   -----------
                                                    37,328,655
                                                   -----------
JEWELRY -- 1.7%
  Finlay Enterprises, Inc.**          127,800        3,250,912
  Movado Group, Inc.                  228,537        6,599,006
                                                   -----------
                                                     9,849,918
                                                   -----------
MACHINERY & HEAVY EQUIPMENT -- 6.3%
  Alamo Group, Inc.                   148,140        2,685,037
  Brown & Sharpe Manufacturing Co.
    Class A**                         190,100        2,257,438
  Harmon Industries, Inc.             225,000        4,584,375
  K2, Inc.                            163,000        3,636,938
  Pentair, Inc.                       183,500        8,211,625
  Plantronics, Inc.**                 120,120        4,917,413
  Stewart & Stevenson Services,
    Inc.                              207,500        4,992,969
  US Can Corp.**                      254,000        4,508,500
                                                   -----------
                                                    35,794,295
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 4.7%
  Duane Reads, Inc.**                 207,900        5,314,444
  Healthcare Realty Trust, Inc.        87,000        2,457,750
 #Integrated Health Services, Inc.    198,900        7,819,256
  Mariner Health Group, Inc.**        269,950        4,622,894
  Sierra Health Services, Inc.**      165,100        6,583,363
                                                   -----------
                                                    26,797,707
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 3.3%
  ADAC Laboratories**                 237,500        5,492,188
 #Beckman Instruments, Inc.            72,800        4,172,350
  Marquette Medical Systems, Inc.
    Class A**                         164,000        4,551,000
  Maxxim Medical, Inc.**              166,400        4,773,600
                                                   -----------
                                                    18,989,138
                                                   -----------
METAL & MINING -- 4.9%
  Gibraltar Steel Corp.**             230,900        4,935,488
  Mueller Industries, Inc.**           99,900        6,324,919
  Philip Environmental, Inc.          547,200        5,711,400
  Steel Dynamics, Inc.**              310,000        6,587,500
  Wolverine Tube, Inc.**              109,700        4,401,713
                                                   -----------
                                                    27,961,020
                                                   -----------
MISCELLANEOUS SERVICES -- 3.0%
  CDI Corp.**                         126,100        5,430,181
  Norrell Corp.                       265,300        5,985,831
  RMI Titanium Co.**                  249,600        5,397,600
                                                   -----------
                                                    16,813,612
                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS (CONTINUED)
MOTOR VEHICLES -- 1.6%
  Borge-Warner Automotive, Inc.       141,400     $  9,067,275
                                                  ------------
OIL & GAS -- 4.3%
  Belco Oil & Gas Corp.**             257,500        4,345,313
  Flowserve Corp.                     146,328        4,773,951
  Oneok, Inc.                          73,900        3,011,425
  Pride International, Inc.**         321,038        7,664,782
  SEACOR SMIT, Inc.**                  75,100        4,369,881
                                                  ------------
                                                    24,165,352
                                                  ------------
PAPER & FOREST PRODUCTS -- 1.9%
  Caraustar Industries, Inc.          141,800        4,679,400
  Chesapeake Corp.                    178,300        6,151,350
                                                  ------------
                                                    10,830,750
                                                  ------------
REAL ESTATE -- 8.4%
  Alexandria Real Estate Equities,
    Inc.                               82,900        2,626,894
  Avalon Properties, Inc.             102,600        2,975,400
  Bedford Property Investors, Inc.    131,400        2,537,663
  Boykin Lodging Trust, Inc.          110,200        2,713,675
  Brandywine Realty Trust             105,400        2,509,838
  Burnham Pacific Properties,
    Inc.                              191,000        2,793,375
 #Camden Property Trust                92,900        2,752,163
 #Chelsea GCA Realty, Inc.             55,900        2,068,300
  Felcor Suite Hotels, Inc.            92,000        3,409,750
  Glenborough Realty Trust, Inc.      176,500        5,140,563
  Highwoods Properties, Inc.           97,000        3,425,313
  Lennar Corp.                        211,256        7,275,129
  Patriot American Hospitality, Inc.  146,800        3,963,601
  Prentiss Properties Trust           143,800        3,756,775
                                                  ------------
                                                    47,948,439
                                                  ------------
RESTAURANTS -- 2.8%
  Buffets, Inc.**                     497,900        6,846,125
  Lone Star Steakhouse &
    Saloon, Inc.**                    165,100        3,745,706
  Ruby Tuesday, Inc.                  164,900        5,194,350
                                                  ------------
                                                    15,786,181
                                                  ------------
RETAIL MERCHANDISING -- 2.5%
  Fingerhut Co.                       192,100        4,982,594
  Stanhome, Inc.                      133,700        3,601,544
  Zale Corp.**                        187,900        5,425,613
                                                  ------------
                                                    14,009,751
                                                  ------------
TEXTILES -- 2.9%
  Crown Crafts, Inc.                  104,640        2,190,900
  Dress Barn, Inc.**                  184,800        5,313,000
  Guilford Mills, Inc.                219,500        6,475,250
  Tropical Sportswear Intl. Corp.**   197,200        2,785,450
                                                  ------------
                                                    16,764,600
                                                  ------------
TOBACCO -- 1.4%
 #UST, Inc.                           275,800        7,825,825
                                                  ------------
TRANSPORTATION -- 1.6%
  Midwest Express Holdings, Inc.**     50,770        2,487,730
  Teekay Shipping Corp.               215,500        6,707,438
                                                  ------------
                                                     9,195,168
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $404,616,390)                              543,716,591
                                                  ------------


                                            PAR
                              MATURITY     (000)         VALUE
                             ----------  ----------   ------------
SHORT TERM INVESTMENTS -- 4.4%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.90%                    04/01/98    $24,800    $  24,800,000
   Smith Barney Money Market Fund             158          158,113
                                                     -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $24,958,113)                                    24,958,113
                                                     -------------
TOTAL INVESTMENTS IN
  SECURITIES--100.0%
  (Cost $429,574,503*)                                $568,674,704
                                                      ============

---------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
        Gross unrealized appreciation                    $145,803,674
        Gross unrealized depreciation                      (6,703,473)
                                                         ------------
                                                         $139,100,201
                                                         ============
**   Non-income producing security.
#    Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP VALUE EQUITY PORTFOLIO


MARCH 31, 1998 (UNAUDITED)
ASSETS
   Investments at value (Cost $429,574,503) .................... $568,674,704
   Collateral received for securities loaned ...................   39,342,111
   Dividends receivable ........................................      674,195
   Interest receivable .........................................       10,933
   Capital shares sold receivable ..............................      666,092
   Prepaid expenses ............................................       30,951
                                                                 ------------
          TOTAL ASSETS .........................................  609,398,986
                                                                 ------------

LIABILITIES
   Payable upon return of securities loaned ....................   39,342,111
   Investments purchased payable ...............................      663,712
   Capital shares redeemed payable .............................       88,429
   Accrued expenses payable ....................................      550,950
                                                                 ------------
          TOTAL LIABILITIES ....................................   40,645,202
                                                                 ------------

NET ASSETS (Applicable to 17,914,874 Institutional
   shares, 7,552,711 Service shares, 2,150,939
   Investor A shares, 1,141,569 Investor B shares
   and 292,098 Investor C shares outstanding) .................. $568,753,784
                                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($351,207,161 (DIVIDE) 17,914,874) ..       $19.60
                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($147,924,337 (DIVIDE) 7,552,711) .........       $19.59
                                                                       ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($42,119,590 (DIVIDE) 2,150,939) .......       $19.58
                                                                       ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($19.58 (DIVIDE) .955) ......................................       $20.50
                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($21,899,314 (DIVIDE) 1,141,569) .......       $19.18
                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($5,603,382 (DIVIDE) 292,098) ..........       $19.18
                                                                       ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS -- 90.6%
AEROSPACE -- 0.2%
  Kellstrom Industries, Inc.**         72,900      $ 1,836,169
                                                   -----------
BANKS -- 0.2%
  Investors Financial Service Co.      41,500        2,282,500
                                                   -----------
BUSINESS SERVICES -- 13.6%
  Abacus Direct Corp.**               160,500        8,386,125
 #Accustaff, Inc.**                   123,500        4,260,750
 #Apollo Group, Inc.**                166,225        7,999,578
 #Applied Graphics Technologies,
    Inc.**                            135,550        6,523,344
 #Billing Information Concepts
    Corp.**                           109,000        2,827,187
  CCC Information Services
    Group, Inc.**                      85,100        2,340,250
  Complete Business Solutions, Inc.** 235,000        8,430,625
 #Compx International, Inc.**          44,600        1,042,525
  Cotelligent GP **                    46,600        1,380,525
  Documentum, Inc.**                  101,100        5,472,037
  DSET Corp.**                         23,200          433,550
  Edify Corp.**                        47,700          962,944
  Engineering Animation, Inc.**       164,550        6,828,825
 #Envoy Corp.**                        87,800        3,775,400
  First Consulting Group**            141,900        2,926,687
  Fundtech Ltd.**                      46,000          828,000
  Hagler Bailly, Inc.**               103,100        2,577,500
  Inspire Insurance Solutions, Inc.** 124,400        4,136,300
  International Network Services**    100,000        2,925,000
  International Telecommunications
    Data Systems, Inc.**              163,050        4,259,681
  ISS Group, Inc.**                    22,700          882,462
  Medical Manager Corp.**             111,300        3,227,700
  MEMCO Software Ltd.**                42,600        1,331,250
  Pre-Paid Legal Services, Inc.**     396,900       14,089,950
  Quintiles Transnational Corp.**     214,800       10,350,675
  Robert Half International, Inc.**   314,750       15,108,000
  SPR, Inc.**                          44,100        1,455,300
                                                   -----------
                                                   124,762,170
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 6.4%
  Aeroflex, Inc.**                     69,500          920,875
 #Affiliated Computer Services, Inc.** 66,400        2,203,650
  AXENT Technologies, Inc. **          67,100        2,046,550
 #Computer Manangement Sciences,
    Inc.**                            105,200        2,912,725
  Compuware Corp.**                    13,900          686,312
  Genesys Telecommuncations
    Laboratories, Inc.**               50,000        1,900,000
  Hyperion Software Corp.**           210,300        9,305,775
  IDX Systems Corp.**                 168,700        7,338,450
  Legato Systems, Inc.**               77,300        4,589,687
  Micros Systems, Inc.**               28,000        1,683,500
  MTI Technology Corp.**               44,200          762,450
  Natural Microsystems Corp.**         13,600          538,900
 #Sapient Corp.**                     109,200        5,173,350
  SS&C Technologies, Inc.**            66,100        1,115,437
  STB Systems, Inc.**                  67,100        1,342,000
  Touchstone Software Corp.**             758            1,705
  Transition Systems, Inc.**           42,900          874,087
  VERITAS Software Corp.**            162,650        9,616,681
  Visio Corp.**                       127,500        5,482,500
  Walker Interactive Systems, Inc.**   44,700          874,444
                                                   -----------
                                                    59,369,078
                                                   -----------


                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
COMPUTER SOFTWARE & SERVICES -- 13.8%
  Aspect Development, Inc.**          172,500      $ 9,465,937
  Cambridge Technology Partners,
     Inc.**                           286,200       14,184,787
  CBT Group PLC ADR **                374,400       19,375,200
  Datastream Systems, Inc. **         206,800        4,575,450
  Flexiinternational Software, Inc.**  44,300          553,750
  IDT Corp.**                         166,300        6,236,250
  Industri-Matematik International
    Corp.**                           274,300        8,606,162
  Information Management
    Resources, Inc.**                  98,700        5,810,962
  Jack Henry & Associates, Inc.       101,100        3,639,600
  JDA Software Group, Inc.**          189,300       10,056,562
  Manugistics Group, Inc.**           157,100        8,807,419
  Mastech Corp.**                     101,900        5,193,716
  Mercury Interactive Corp.**         227,200        8,292,800
  Smallworldwide PLC ADR**             17,300          337,350
 #Sylvan Learning Systems, Inc.**     186,800        8,802,950
  Whittman-Hart, Inc.**               289,800       13,113,450
                                                   -----------
                                                   127,052,345
                                                   -----------
CONSTRUCTION -- 1.6%
  Morrison Knudsen Corp.**                162              830
  Oakwood Homes Corp.                 309,600       11,339,100
  Platinum Software Corp.**           138,300        3,215,475
                                                   -----------
                                                    14,555,405
                                                   -----------
DURABLE GOODS -- 0.3%
  Advance Lighting Technologies,
    Inc.**                            107,300        2,776,387
                                                   -----------
ELECTRONICS -- 2.1%
  Aavid Thermal Technologies**         61,400        1,895,725
  Burr-Brown Corp.**                   58,950        1,473,750
  Cable Design Technologies, Inc.**    81,900        2,467,237
  California Micro Devices Corp.**        776            4,704
  Galileo Technology Ltd.**            55,700        1,573,525
  QLogic Corp.**                       48,200        1,711,100
  Sipex Corp.**                        68,400        2,257,200
  Vitesse Semiconductor Corp.**       165,700        7,813,791
                                                   -----------
                                                    19,197,032
                                                   -----------
ENTERTAINMENT & LEISURE -- 3.8%
  Capstar Hotel Co.**                 265,100        9,195,656
  Championship Auto Racing
    Teams, Inc.**                      22,900          423,650
  Cinar Films, Inc. Class B**         150,400        6,410,800
  Dover Downs Entertainment, Inc.      77,000        2,271,500
 #Family Golf Centers, Inc.**         120,000        4,860,000
 #Speedway Motorsports, Inc.**        259,200        6,949,800
  Steiner Leisure Ltd.**               57,800        2,936,962
 #The North Face, Inc.**               94,400        2,289,200
                                                   -----------
                                                    35,337,568
                                                   -----------
FINANCE -- 0.7%
  NCO Group, Inc.**                   140,750        3,518,750
 #Res-Care, Inc.**                     87,400        3,255,650
                                                   -----------
                                                     6,774,400
                                                   -----------
FOOD & AGRICULTURE -- 3.2%
  American Italian Pasta Co.**        160,100        5,783,613
 #Beringer Wine Estates Holdings,
    Inc.**                             57,400        2,963,275
  Gardenburger, Inc.**                 40,100          546,363
 #Whole Foods Market, Inc.**          189,800       13,238,550
  Wild Oats Markets, Inc.**           197,250        7,027,031
                                                   -----------
                                                    29,558,832
                                                   -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONTINUED)

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS (CONTINUED)
INSURANCE -- 0.7%
  Vesta Insurance Group, Inc.         114,600      $ 6,145,425
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 8.3%
  American Oncology Resources,
    Inc.**                            265,300        4,045,825
  ATL Ultrasound, Inc.**               91,900        4,675,413
 #Concentra Managed Care, Inc.**      243,479        7,486,979
  IMPATH, Inc.**                       89,200        3,411,900
  National Surgery Centers, Inc.**    241,150        6,164,397
 #Orthodontic Centers of America,
    Inc.**                            353,600        7,668,700
  Patterson Dental Co.**              100,800        3,124,800
  Province Healthcare Co.**           109,100        2,863,875
 #Qiagen NV**                          67,800        4,525,650
  Renal Care Group, Inc.**             75,350        2,863,300
  Serologicals Corp.**                174,850        4,939,513
 #Sunrise Assisted Living, Inc.**     223,300        9,992,675
  Theragenics Corp.**                 226,600       14,431,588
                                                   -----------
                                                    76,194,615
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 3.0%
  Hanger Orthopedic Group, Inc.**     175,900        2,957,320
 #Sabratek Corp.**                    191,300        6,695,500
 #Safeskin Corp.**                    212,200       15,676,275
  Ventana Medical Systems, Inc.**      77,900        2,074,089
                                                   -----------
                                                    27,403,184
                                                   -----------
MOTOR VEHICLES -- 0.5%
  Keystone Automotive Industries,
     Inc.**                           176,300        4,209,164
                                                   -----------
OIL & GAS -- 4.4%
  Atwood Oceanics, Inc.**             193,400       10,455,689
  Core Laboratories NV**              488,800       11,914,500
  Global Industries Ltd.**            266,100        5,421,789
  Marine Drilling Companies, Inc.**   207,700        4,491,514
  Petroleum Geo-Services ADR**        132,300        7,855,314
                                                   -----------
                                                    40,138,806
                                                   -----------
PERSONAL SERVICES -- 1.1%
  Bright Horizons, Inc.**              41,200        1,050,600
  Brookdale Living Communities,
    Inc.**                             76,300        1,926,575
 #CareMatrix Corp.**                   83,800        2,576,850
  DeVry, Inc.**                       122,000        4,170,875
                                                   -----------
                                                     9,724,900
                                                   -----------
PHARMACEUTICALS -- 1.7%
  1-800-Contacts, Inc.**               70,000        1,391,250
  Incyte Pharmaceuticals, Inc.**      199,800        9,340,650
 #Rexall Sundown, Inc.**               65,200        2,220,875
  Shire Pharmaceuticals Group**       141,000        3,022,689
                                                   -----------
                                                    15,975,464
                                                   -----------
REAL ESTATE -- 0.7%
  Vistana, Inc.**                     238,000        6,307,000
                                                   -----------


                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
RESTAURANTS -- 3.1%
  CKE Restaurants, Inc.               304,380     $ 11,185,965
  Papa John's International, Inc.**   379,575       14,566,192
  The Cheesecake Factory**             84,400        2,811,575
                                                   -----------
                                                    28,563,732
                                                   -----------
RETAIL MERCHANDISING -- 6.6%
  Action Performance Co., Inc.**      244,500        8,603,344
 #American Eagle Outfitters, Inc.**    46,500        2,046,000
  Central Garden & Pet Co.**           50,600        1,976,563
 #dELiA*s, Inc.**                     162,500        3,900,000
  Fossil, Inc.**                      178,900        5,791,888
  Hancock Fabrics, Inc.               148,900        2,317,256
 #Hot Topic, Inc.**                    66,500        1,862,000
  Linens 'N Things, Inc.**            316,300       17,376,731
  Pacific Sunwear of California**     203,750        8,455,625
  Strayer Education, Inc.             170,200        5,659,150
  The Wet Seal, Inc. Class A**         80,500        3,043,906
                                                   -----------
                                                    61,032,463
                                                   -----------
SANITARY SERVICES -- 2.8%
  American Disposal Services, Inc.**  266,600       10,064,150
  Eastern Environmental Services,
    Inc.**                            237,500        6,026,563
  Superior Services, Inc.**           302,300        9,427,981
                                                   -----------
                                                    25,518,694
                                                   -----------
SOCIAL SERVICES -- 1.7%
 #Ciber, Inc.**                       226,700       15,854,831
                                                   -----------
TELECOMMUNICATIONS -- 8.8%
  Geotel Communications Corp.**        65,300        1,803,914
  Inter-Tel, Inc.                      96,300        2,594,082
  Mecklermedia Corp.**                 88,700        2,139,888
  Nice Systems Ltd.**                 153,000        7,038,000
  Pacific Gateway Exchange, Inc.**    227,500       13,024,375
  Saville Systems Ireland PLC**       427,800       21,924,750
 #Smartalk Teleservices, Inc.**       181,700        5,803,045
 #Star Telecommunications, Inc.**     255,300       14,201,063
  Tekelec**                           145,800        6,615,675
 #Tel-Save Holdings, Inc.**           268,400        6,106,100
                                                   -----------
                                                    81,250,892
                                                   -----------
TEXTILES -- 0.4%
 #Ashworth, Inc.**                    167,200        2,863,300
  Columbia Sportswear **               20,300          428,838
                                                   -----------
                                                     3,292,138
                                                   -----------
TRANSPORTATION -- 0.9%
 #Coach USA, Inc.**                   200,000        8,700,000
                                                   -----------
TOTAL COMMON STOCKS
  (Cost $606,315,432)                              833,813,194
                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)


                                            PAR
                              MATURITY     (000)         VALUE
                             ----------  ----------   ------------
CORPORATE BONDS -- 0.3%
   Speedway Motorsports, Inc.
     5.75%                    09/30/03     $2,300     $  2,544,375
     (Cost $2,300,000)                                ------------

SHORT TERM INVESTMENTS -- 9.1%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.90%                    04/01/98     71,540       71,540,000
   Smith Barney Money Market Fund          11,435       11,435,374
   U.S. Treasury Bills
     5.02%                    06/18/98      1,100***     1,087,918
                                                      ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $84,063,398)                                    84,063,292
                                                      ------------
TOTAL INVESTMENTS IN
  SECURITIES--100.0%
  (Cost $692,678,830*)                                $920,420,861
                                                      ============

----------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
       Gross unrealized appreciation                          $231,842,577
       Gross unrealized depreciation                            (4,100,546)
                                                              ------------
                                                              $227,742,031
                                                              ============
**   Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $1,060,000 on 130 Standard & Poor's 500 Stock Index futures contracts expiring June 1998. The value of such contracts on March 31, 1998 was $36,091,250, thereby resulting in an unrealized gain of $1,115,000.
#    Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP GROWTH EQUITY PORTFOLIO


MARCH 31, 1998 (UNAUDITED)
ASSETS
   Investments at value (Cost $692,678,830) ...................  $  920,420,861
   Collateral received for securities loaned ..................     142,545,770
   Dividends receivable .......................................          15,853
   Interest receivable ........................................         121,908
   Investments sold receivable ................................      19,697,991
   Capital shares sold receivable .............................         541,974
   Futures margin receivable ..................................          80,000
   Prepaid expenses ...........................................          56,512
                                                                 --------------
          TOTAL ASSETS ........................................   1,083,480,869
                                                                 --------------

LIABILITIES
   Payable upon return of securities loaned ...................     142,545,770
   Investments purchased payable ..............................       7,552,711
   Capital shares redeemed payable ............................         472,033
   Accrued expenses payable ...................................         914,139
                                                                 --------------
          TOTAL LIABILITIES ...................................     151,484,653
                                                                 --------------

NET ASSETS (Applicable to 25,201,033 Institutional
   shares, 10,954,640 Service shares, 2,725,225
   Investor A shares, 2,223,050 Investor B shares
   and 721,995 Investor C shares outstanding) .................  $  931,996,216
                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($565,414,216 (DIVIDE) 25,201,033) .          $22.44
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($243,052,869 (DIVIDE) 10,954,640) .......          $22.19
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($59,949,091 (DIVIDE) 2,725,225) ......          $22.00
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($22.00 (DIVIDE) .955) .....................................          $23.04
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($47,993,265 (DIVIDE) 2,223,050) ......          $21.59
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($15,586,775 (DIVIDE) 721,995) ........          $21.59
                                                                         ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                         INTERNATIONAL EQUITY PORTFOLIO

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS -- 97.0%
AUSTRALIA -- 1.7%
  Australia & New Zealand Banking
    Group Ltd.                        670,000      $ 4,487,604
  M.I.M. Holdings Ltd.              2,610,000        1,523,146
  News Corp. Ltd.                     535,000        3,537,262
  Telstra Corp.                       863,000        2,226,275
                                                   -----------
                                                    11,774,287
                                                   -----------
AUSTRIA -- 0.3%
  Voest Alpine Stahl AG                45,750        2,004,304
                                                   -----------
DENMARK -- 0.5%
  Den Danske Bank AB                   28,000        3,659,579
                                                   -----------
FRANCE -- 9.8%
  Axa SA                              176,550       18,180,203
  Dexia France                         49,400        6,617,826
  Michelin (C.G.D.E.) Class B         150,000        8,955,419
  SGS-Thomson Microelectronics**       49,250        3,870,404
  Societe Generale                     65,550       13,119,120
  Total SA                             82,250        9,876,866
  Usinor Sacilor                      379,000        6,337,373
                                                   -----------
                                                    66,957,211
                                                   -----------
GERMANY -- 7.8%
  Commerzbank AG                      326,500       11,828,815
  Deutsche Bank AG                     75,000        5,622,952
  MAN AG                               18,900        6,290,325
  Mannesmann AG                        22,500       16,278,781
  Veba AG                             142,125       10,132,902
  Volkswagen AG                         4,500        3,523,419
  Volkswagen AG-Rights**                4,500           81,759
                                                   -----------
                                                    53,758,953
                                                   -----------
ITALY -- 5.2%
  Burgo Cartiere SpA                  465,000        4,132,493
  ENI SpA**                           954,000        6,500,011
  Telecom Italia Mobile SpA         1,950,000       10,478,115
  Telecom Italia SpA                1,815,000       14,302,975
                                                   -----------
                                                    35,413,594
                                                   -----------
JAPAN -- 16.7%
  Bridgestone Corp.                   298,000        6,748,802
  Eisai Co. Ltd.                      209,000        2,868,143
  Fuji Photo Film Co.                 225,000        8,368,887
  Hitachi Cable Ltd.                  271,000        1,585,139
  Hitachi Ltd.                        952,000        6,924,879
  Ito-Yokado Co. Ltd.                 115,000        6,226,422
  Komori Corp.                        264,000        4,197,042
  Kuraray Co. Ltd.                    396,000        3,474,438
  Mabuchi Motors Co. Ltd.              93,000        5,160,813
  Matsushita Electric Industrial Co.  354,000        5,680,944
  Mitsui Fudosan Co. Ltd.             501,000        4,771,390
  Nintendo Co. Ltd.                    14,300        1,233,211
  Nippon Telegraph & Telephone
    Corp.                               4,930        4,103,679
  Ricoh Co.                           464,000        4,662,580
  Ryohin Keikaku Co.                   55,000        4,248,185
  Sanwa Bank Ltd.                     446,000        3,980,021
  Seventy-Seven Bank Ltd.              60,000          512,932
  Shin-Etsu Chemical Co.              300,000        5,939,210
  Shiseido Co. Ltd.                   369,000        4,233,712



                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
JAPAN (CONTINUED)
  Sony Corp.                           52,000     $  4,406,414
  Sumitomo Marine & Fire
    Insurance Co.                   1,123,000        6,939,217
  Sumitomo Trust & Banking            682,000        4,403,429
  Suzuki Motor Co. Ltd.               767,000        7,189,669
  Takeda Chemical Industries          142,000        3,609,870
  Tsubaki Nakashima Co. Ltd.          250,000        1,141,723
  Yamanashi Chuo Bank                 388,000        1,949,441
                                                  ------------
                                                   114,560,192
                                                  ------------
MALAYSIA -- 1.6%
  Genting Berhad                    1,170,000        4,017,956
  Malayan Banking Berhad            1,043,000        4,011,638
  Tenaga Nasional Berhad            1,226,000        3,098,758
                                                  ------------
                                                    11,128,352
                                                  ------------
NETHERLANDS -- 5.6%
  Internationale Nederlanden
    Groep NV                          211,097       11,979,189
  Philips Electronics NV              135,000        9,907,995
  Vendex International NV             115,000        7,281,693
  Verenigde Nederlandse
    Uitgeversbedrijven Verenigd
    Bezit NV                          280,000        9,576,530
                                                  ------------
                                                    38,745,407
                                                  ------------
NORWAY -- 0.4%
  Petroleum Geo-Services ASA**         49,050        2,862,954
                                                  ------------
SINGAPORE -- 2.8%
  DBS Land Ltd.                     1,483,000        2,506,944
  Development Bank of Singapore Ltd.  715,000        5,224,310
  Development Bank of
    Singapore-Rights Ltd.**           130,000          265,643
  Singapore Press Holdings            574,200        6,577,727
  United Overseas Bank Ltd.           880,000        4,876,931
                                                  ------------
                                                    19,451,555
                                                  ------------
SPAIN -- 5.9%
  Banco de Santander                  360,000       17,930,030
  Corporacion Bancaria de
    Espana SA                          28,500        2,359,717
  Repsol SA                           100,000        5,101,575
  Telefonica de Espana ADR             60,000        7,935,000
  Telefonica de Espana SA             165,000        7,272,133
                                                  ------------
                                                    40,598,455
                                                  ------------
SWEDEN -- 1.6%
  Sparbanken Sverige AB               340,000       11,206,777
                                                  ------------
SWITZERLAND -- 9.4%
  Baloise Holding Ltd.                  4,186        8,553,336
  Credit Suisse Group                  51,200       10,243,493
  Nestle SA                             4,250        8,120,966
  Novartis Ltd.                         7,300       12,919,422
  Roche Holding AG                      1,285       13,908,021
  Schweizerische Bankgesellschaft      32,500       10,606,076
                                                  ------------
                                                    64,351,314
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
                   INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM -- 27.7%
  Abbey National PLC                  330,000      $ 6,393,752
  Asda Group PLC                    1,920,000        6,502,768
  Barclays PLC                        270,000        8,093,293
  BBA Group PLC                       410,000        3,055,289
  BG PLC                            1,050,000        5,450,790
  Boots Co. PLC                       275,000        4,407,102
  British Aerospace PLC               150,000        4,943,390
  British Petroleum Co. PLC           689,373        9,951,076
  British Telecommunications PLC      670,000        7,292,839
  Bryant Group PLC                  1,140,000        2,701,281
  Cadbury Schweppes PLC               380,000        5,275,293
  Diageo PLC                          629,840        7,414,708
  General Electric Co., PLC           430,000        3,405,949
  Glaxo Wellcome PLC                  479,500       12,903,662
  Granada Group PLC                   310,000        5,575,380
  HSBC Holdings PLC                   325,000       10,601,829
  Jarvis Hotels PLC**               1,100,000        3,113,063
  Kingfisher PLC                      235,000        4,403,586
  Land Securities PLC                 350,000        6,288,923
  Limelight Group PLC**             1,100,000          515,774
  Lloyds TSB PLC                      900,000       14,001,247
  National Grid PLC                   885,500        5,234,459
  NFC PLC                           1,060,000        3,203,993
  Norwich Union PLC**                 460,000        3,574,245
  Prudential Corp. PLC                425,000        6,248,733
  Royal & Sun Alliance Insurance
    Group PLC                         445,000        5,670,915
  Rubicon Group PLC                 1,065,000        3,789,806
  Smithkline Beecham PLC              825,000       10,430,602
  Soco International PLC**            180,000          860,572
  Unilever PLC                        620,000        5,866,089
  Whitbread PLC                       350,000        6,593,698
  Yorkshire Water PLC                 596,476        5,228,994
                                                  ------------
                                                   188,993,100
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $527,203,436)                              665,466,034
                                                  ------------
PREFERRED STOCKS -- 1.2%
  GEA AG Non Voting                    22,900        8,420,301
  (Cost $7,076,430)                               ------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $534,279,866*)                   98.2%     673,886,335




                                                     VALUE
                                                  ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES                               1.8%  $ 12,255,964
                                          ------  ------------
NET ASSETS (Applicable to 28,254,145
  Institutional shares, 14,384,973
  Service shares, 1,462,408 Investor A
  shares, 467,280 Investor B shares
  and 19,614 Investor C shares
  outstanding)                            100.0%  $686,142,299
                                          ======  ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($435,502,968 (DIVIDE) 28,254,145)                    $15.41
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($220,797,238 (DIVIDE) 14,384,973)                    $15.35
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($22,456,182 (DIVIDE) 1,462,408)                      $15.36
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($15.36 (DIVIDE) .95)                                 $16.17
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($7,088,407 (DIVIDE) 467,280)                         $15.17
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($297,504 (DIVIDE) 19,614)                            $15.17
                                                        ======

-----------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
       Gross unrealized appreciation               $171,945,378
       Gross unrealized depreciation                (32,338,909)
                                                   ------------
                                                   $139,606,469
                                                   ============
**   Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS -- 92.8%
EGYPT -- 2.3%
  Paints & Chemical-GDR                40,000       $  467,200
                                                    ----------
FINLAND -- 1.5%
  Asko OYJ                             16,500          302,512
                                                    ----------
FRANCE -- 6.8%
  Entrelec**                            4,000          218,087
  Isis**                                2,233          248,324
  Labinal SA                            1,000          337,493
  Moulinex**                            8,000          198,848
  Societe Manutan                       2,200          192,811
  Vallourec SA                          2,500          197,718
                                                    ----------
                                                     1,393,281
                                                    ----------
GERMANY -- 6.6%
  Koenig & Bauer-Albert AG              2,500          364,995
  Quante AG                             1,200          274,476
  Rofin-Sinar Technologies AG**        15,000          286,318
  Schaltbau AG                          2,000          205,479
  Tarkett AG                            7,500          220,214
                                                    ----------
                                                     1,351,482
                                                    ----------
HONG KONG -- 1.1%
  Beijing North Star Co., Ltd.**      350,000           93,733
  First Tractor Co., Ltd.**           110,000           75,245
  Yanzhou Coal Mining Co., Ltd.       152,000           47,867
                                                    ----------
                                                       216,845
                                                    ----------
INDIA -- 0.2%
  Industrial Credit & Investment Corp.
    of India Ltd.                       3,000           46,125
                                                    ----------
ITALY -- 3.8%
  Autogrill SpA**                      30,000          214,771
  Banca Popolare di Bergamo SpA         7,500          171,570
  Ciga SpA**                          200,000          215,594
  Reno Medici SpA**                    50,000          177,193
                                                    ----------
                                                       779,128
                                                    ----------
JAPAN -- 9.2%
  Bank of Iwate Ltd.                    3,000          155,004
  Daiwa Industries Ltd.                24,000          112,665
  Denny's Japan Co. Ltd.                6,000          137,232
  Exedy Corp.                          17,000          102,241
  Fuji Machine Mfg. Co.                 4,000          105,886
  Horiba Ltd.                          14,000          151,180
  Kansai Sekiwa Real Estate            28,000           94,487
  Matsumotokiyoshi                      4,000          140,981
  Nichicon Corp.                       13,000          145,256
  Nippon Cable System                  15,000          101,237
  Nippon Denwa Shisetsu Co.            27,000          113,182
  Plenus Co. Ltd.                       4,400           86,449
  Rinnai Corp.                          9,000          141,731
  Toppan Forms Co. Ltd.                 7,000           75,065
  Trusco Nakayama Corp.                 9,000          121,484
  World Co. Ltd.                        4,000           92,988
                                                    ----------
                                                     1,877,068
                                                    ----------
NETHERLANDS -- 8.1%
  Aalberts Industries NV               10,000          305,562
  Atag Holding NV                       2,000          123,280
  Copaco NV**                          17,500          214,062
  GTI Holdings NV                      10,000          347,775
  Hunter Douglas NV                     7,500          341,779
  NBM-Amstelland NV                    10,000          310,839
                                                    ----------
                                                     1,643,297
                                                    ----------


                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
NORWAY -- 1.1%
  NCL Holdings ASA**                   50,000       $  226,914
                                                    ----------
SINGAPORE -- 1.1%
  Elec & Eltek International Co. Ltd.  18,000          107,100
  GP Batteries International Ltd.      31,000          101,737
                                                    ----------
                                                       208,837
                                                    ----------
SPAIN -- 6.5%
  Adolfo Dominguez SA**                 8,000          271,574
  Aldeasa SA                            7,000          247,882
  Campofrio Alimentacion SA             1,000           85,090
  Corp. Financiera Reunida SA**        30,000          251,257
  Grupo Acciona SA                      1,000          201,261
  Prosegur, Cia de Seguridad SA        20,000          257,308
                                                    ----------
                                                     1,314,372
                                                    ----------
SWEDEN -- 1.0%
  Getinge Industrier AB                10,000          192,013
                                                    ----------
SWITZERLAND -- 4.9%
  Disetronic Holding AG                    75          217,943
  Kuoni Reisen AG                          75          376,358
  Sika Finanz AG                        1,000          398,825
                                                    ----------
                                                       993,126
                                                    ----------
UNITED KINGDOM -- 38.6%
  Aea Technology PLC                   30,000          371,005
  Anglo Irish Bank Corp. PLC          150,000          351,664
  Avon Rubber PLC                      30,000          337,849
  BCH Group PLC                       100,000          389,342
  Bovis Homes Group PLC**              50,000          219,371
  Britax International PLC             75,000          199,067
  Delphi Group PLC                     25,000          321,940
  Eldridge Pope & Co. PLC              25,000          134,177
  Filtronic Comtek PLC                 20,000          170,976
  Henly's Group PLC                    25,000          214,975
  Hicking Pentecost PLC                60,000          252,696
  Jarvis Hotels PLC                   100,000          283,006
  Jarvis PLC                           25,000          267,516
  JBA Holdings PLC                     15,000          152,220
  Marchpole Holdings PLC**            100,000          165,784
  Monsoon PLC**                        80,000          265,925
  Old English Pub Co. PLC              40,000          249,514
  Perkins Foods PLC                   100,000          234,443
  Peter Black Holdings PLC             40,000          277,312
  Pressac Holdings PLC                 50,000          250,770
  Save Group PLC                      100,000          164,947
  SGB Group PLC**                      75,000          270,028
  Skillgroup PLC                       85,000          363,679
  T & S Stores PLC                     80,000          354,343
  The Dialog Corp PLC**               100,000          280,494
  The Mayflower Corp. PLC              60,000          214,515
  TLG PLC                             150,000          242,397
  Transtec PLC                        175,000          253,491
  Vardon PLC                          100,000          312,311
  Wyko Group PLC                      125,000          317,125
                                                    ----------
                                                     7,882,882
                                                    ----------
TOTAL COMMON STOCKS
  (Cost $17,411,265)                                18,895,082
                                                    ----------
PREFERRED STOCKS -- 1.4%
  GEA AG Non Voting                       750          275,774
  (Cost $256,683)                                   ----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
              INTERNATIONAL SMALL CAP EQUITY PORTFOLIO (CONCLUDED)

                                                   PAR
AS OF MARCH 31, 1998 (UNAUDITED)    MATURITY      (000)          VALUE
                                    --------    ---------     ------------
SHORT TERM INVESTMENTS -- 5.0%
  Federal Home Loan Mortgage Corp.
     Discount Notes
     5.90%                          04/01/98      $1,020       $ 1,020,000
     (Cost $1,020,000)                                         -----------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $18,687,948*)                              99.2%        20,190,856


OTHER ASSETS IN EXCESS OF
  LIABILITIES                                       0.8%           162,056
                                                  ------        ----------
NET ASSETS (Applicable to 1,494,508
  Institutional shares, 28,738
  Service shares, 77,460 Investor A
  shares, 164,433 Investor B shares
  and 33,291 Investor C shares
  outstanding)                                    100.0%      $20,352,912
                                                  ======      ===========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($16,918,392 (DIVIDE) 1,494,508)                                 $11.32
                                                                   ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($324,937 (DIVIDE) 28,738)                                       $11.31
                                                                   ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($877,012 (DIVIDE) 77,460)                                       $11.32
                                                                   ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($11.32 (DIVIDE) .95)                                            $11.92
                                                                   ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($1,856,677 (DIVIDE) 164,433)                                    $11.29
                                                                   ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($375,894 (DIVIDE) 33,291)                                       $11.29
                                                                   ======


------------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
        Gross unrealized appreciation                           $2,454,780
        Gross unrealized depreciation                             (951,872)
                                                                ----------
                                                                $1,502,908
                                                                ==========
**   Non-income producing security.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS -- 84.7%
ARGENTINA -- 3.3%
  Banco Rio de la Plata SA - ADR**     97,000      $ 1,212,500
  Inversiones y Respresentacion SA    416,666        1,575,218
  Siderca SA - A                      294,905          784,557
  YPF Sociedad Anonima - ADR - D       45,000        1,530,000
                                                    ----------
                                                     5,102,275
                                                    ----------
BRAZIL -- 12.5%
  Centrais Electricas de Santa
    Catarina - GDR (Reg. S)            27,000        3,229,875
  Companhia de Saneamento Basico
    do Estado de Sao Paulo         16,200,000        3,718,712
  Iochpe Maxion SA - ADR**            130,000          242,944
 #Multicanal Participacoes
    SA - ADR**                        140,000          691,250
  Petroleo Brasileiro Option SA**   6,430,000           39,585
  Telecomunicacoes Brasileiros
    SA - Telebras                  74,300,000        7,677,983
  Uniao de Bancos Brasileiros
    SA - GDR                          100,000        3,625,000
                                                    ----------
                                                    19,225,349
                                                    ----------
CHILE -- 5.7%
 #Banco Santiago SA - ADR             100,000        2,250,000
 #Chilgener SA - ADR                   74,475        1,792,055
  Cristalerias de Chile SA - ADR       88,500        1,216,875
 #Enersis SA - ADR                     54,500        1,720,156
  Maderas y Sinteticos Sociedad
    Anonima SA - ADR                  125,000        1,289,063
  Santa Isabel SA - ADR                23,928          435,191
                                                    ----------
                                                     8,703,340
                                                    ----------
CHINA -- 3.6%
  First Tractor Co. Ltd. - H**      2,390,000        1,634,861
  Guangdong Kelon Electric
    Holding - H                     1,350,000        1,568,135
  Heilongjiang Electric Power Co.
    Ltd. - B                        1,650,000        1,244,100
  Inner Mongolia Erdos Cashmere
    Products Co. Ltd. - B              40,000           12,720
  Shenzhen Chiwan Wharf Holdings
    Ltd. - B                        1,300,000          345,635
  Wuxi Little Swan Co. Ltd. - B       700,000          717,341
                                                    ----------
                                                     5,522,792
                                                    ----------
COLOMBIA -- 0.4%
 #Banco Industrial Colombian SA -
   ADR                                 45,000          517,500
                                                    ----------
EGYPT -- 4.9%
  MISR  International Bank - GDR
    (Reg. S)**                        200,000        2,730,000
  Olympic Group Financial
    Investments Co.**                 374,182        1,735,716
  Paints & Chemical Industries
    SA. - GDR                         173,000        2,019,775
  Suez Cement Co. - GDR (Reg. S)       45,000          974,250
                                                    ----------
                                                     7,459,741
                                                    ----------
GREECE -- 0.2%
  Michaniki SA - (Reg D.)              72,000          354,629
                                                    ----------
HONG KONG -- 2.0%
  Bengang Steel Plates Co. Ltd. -
    B**                             6,200,000        1,304,327
  China Telecom Ltd.**                560,000        1,134,736
  YGM Trading Ltd.                    900,000          545,943
                                                    ----------
                                                     2,985,006
                                                    ----------


                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
HUNGARY -- 1.1%
  Danubius Hotel & Spa**               26,950       $  707,553
  Pannonplast Muanyagipari             23,734          966,391
                                                    ----------
                                                     1,673,944
                                                    ----------
INDIA -- 6.2%
  Gujarat Ambuja Cements Ltd. -
    GDR                               100,000          618,750
  Hindalco Industries Ltd. - GDR
    (Reg. 144A)                        40,000          710,000
  Industrial Credit & Investment Corp.
    of India Ltd.  - GDR (Reg. S)     130,000        1,998,750
  Reliance Industries Ltd. - GDR      144,000        1,202,400
  State Bank of India Ltd. - GDR
    (Reg. S)                           88,000        1,556,500
  Tata Engineering & Locomotive Co.
     Ltd. - GDR (Reg. S)              269,000        2,071,300
  Videsh Sanchar Nigam Co. Ltd. -
    GDR (Reg. S)**                    103,000        1,287,500
                                                    ----------
                                                     9,445,200
                                                    ----------
INDONESIA -- 1.2%
  PT Hanjaya Mandala Sampoerna        750,000          680,654
  PT Indah Kiat Pulp & Paper**      2,224,887          553,022
  PT Ramayana Lestari Sentosa         350,000          221,538
  PT Telekomunikasi Indonesia         620,000          295,673
                                                    ----------
                                                     1,750,887
                                                    ----------
ISRAEL -- 4.1%
  Blue Square Chain Stores Properties
    & Investments**                    60,000          661,246
 #Blue Square Ltd. - ADR              100,000        1,337,500
  Makhteshim Chemical Works Ltd.**     92,322          791,927
 #Magyar Tavkozlesi RT ADR**          110,000        3,423,750
                                                    ----------
                                                     6,214,423
                                                    ----------
KOREA -- 0.9%
  Korea Electric Power Corp.          110,000        1,429,645
                                                    ----------
MALAYSIA -- 2.0%
  Genting Berhad                      465,000        1,596,880
  Malayan Banking Berhad              210,000          807,712
  Tenaga Nasional Berhad              246,000          621,774
                                                    ----------
                                                     3,026,366
                                                    ----------
MEXICO -- 10.1%
  Altos Hornos de Mexico SA**         575,000          969,131
  Apasco SA - ADR                      60,000        1,813,848
  Cementos de Mexico SA - CPO**       520,000        2,316,197
  Consorcio G Grupo Dina SA**         213,000          255,000
  Corporacion Geo SA - B**            199,400        1,308,270
  Fomento Economico Mexicano
    SA - B                            170,000        1,231,103
  Grupo Cementos de Chihuahua
    SA - B                          2,000,000        1,929,577
  Grupo Financiero Banorte
    SA - B**                          402,500          651,937
  Sanluis Corporacion
    SA - B - CPO                      110,000          556,455
 #Telefonos de Mexico SA - ADR         80,000        4,510,000
                                                    ----------
                                                    15,541,518
                                                    ----------
PAKISTAN -- 0.7%
  Engro Chemical Ltd.                 200,000          462,049
  Muslim Commercial Bank Ltd.**       967,000          657,060
                                                    ----------
                                                     1,119,109
                                                    ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             SCHEDULE OF INVESTMENTS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS (CONTINUED)
PERU -- 2.5%
  Banco Wiese - ADR                    60,000     $    330,000
 #CPT Telefonica del Peru
    SA - B - ADR                      100,000        2,156,250
  Luz del Sur SA - ADR (Reg. S)        86,000        1,373,850
                                                  ------------
                                                     3,860,100
                                                  ------------
PHILIPPINES -- 2.7%
  Benpres Holdings Corp. - GDR
    (Reg.S)**                         200,000          795,000
  Benpress Holdings Corp - GDR
    (Reg. 144A)**                      60,000          238,500
  Manila Electric Co. - B             350,000        1,145,152
  Metro Pacific Corp.              12,819,870          791,540
  Philippine Long Distance
    Telephone Co.                      21,000          584,582
  Philippine National Bank**          262,875          645,068
                                                  ------------
                                                     4,199,842
                                                  ------------
POLAND -- 1.8%
  Bank Handlowy W. Warszawie**         92,000        1,478,740
  Debica                               30,000          781,942
  Powsechney Bank Kredit**             20,000          503,918
                                                  ------------
                                                     2,764,600
                                                  ------------
RUSSIA -- 2.9%
  A.O. Tatneft - ADS - (Reg. S)        71,000        1,647,200
  Gazprom - ADS - (Reg. S)             75,000        1,590,000
  Mosenergo - ADR                      18,000          724,500
  Trade House Gum - ADR               100,000          550,000
                                                  ------------
                                                     4,511,700
                                                  ------------
SOUTH AFRICA -- 11.2%
  ABSA Group Ltd.                      27,500          249,684
  AECI Ltd.                           490,000        1,828,188
  Anglovaal Industries Ltd.           390,000          681,105
  Anglovaal Ltd. - N                   20,000          184,565
  Barlow Ltd.                         157,859        1,284,458
  Billiton PLC                        510,000        1,366,378
  Illovo Sugar Ltd.                   514,000          877,260
  Impala Platinum Holding Ltd.        110,000        1,222,496
  Meikles Africa Ltd.               1,750,000        2,143,750
  Murray & Roberts Ltd.             1,180,000        1,967,108
  Pretoria Portland Cement Co. Ltd.   134,347        1,306,444
  SA Iron & Steel Industrial Corp.
     Ltd.                           2,674,842          737,870
  Sasol Ltd.                          210,000        1,700,381
  Tongaat-Hulett Group Ltd.           176,540        1,699,228
                                                  ------------
                                                    17,248,915
                                                  ------------
TAIWAN -- 2.7%
  Accton Technology Corp. - GDR
    (Reg. S)**                        265,500        1,440,338
  Acer, Inc. - GDR (Reg. 144A)**       87,500          899,063
  Acer, Inc. - GDR (Reg. S)**          80,000          812,000
  Yageo Corp. - GDR- (Reg. S)**        84,000        1,029,000
                                                  ------------
                                                     4,180,401
                                                  ------------
TURKEY -- 0.6%
  Eczacibasi Yapi Gerecleri Sanayi
    ve Ticaret A.S.                30,630,000          604,751
  Raks Elektronik Sanayi ve
    Ticaret A.S.                    1,000,000          271,477
                                                  ------------
                                                       876,228
                                                  ------------
UNITED KINGDOM -- 1.4%
  Billiton PLC                        230,000          619,138
  Saudi Arabian Investment Fund**     200,000        1,575,000
                                                  ------------
                                                     2,194,138
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $140,928,573)                              129,907,648
                                                  ------------


                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
PREFERRED STOCKS -- 10.9%
  Banco Bradesco SA                   5,220,594    $    53,948
  Brasmotor SA                        4,500,000        656,963
  Casa Anglo Brasileira  SA          51,003,632      2,107,788
  Centrais Eletricas Brasileiras
    SA                               42,500,000      1,973,528
  Cia Brasileira de Distribuicao
    Grupo Pao de Acucar              25,000,000        576,052
  Cia Cimento Portland Itau           3,200,000        754,232
  Cia Energetica de Minas Gerais     39,000,000      1,893,320
  Cia Paranaense de
    Energia-Copel - B               164,680,000      2,347,709
  Eletropaulo-Eletricide de Sao
    Paula SA - B                     10,413,807      1,123,134
  Empresa Bandeirantes De
    Enegeria**                       10,413,807        484,034
  Empresa Metropitanna De Agusa
    Energia SA**                     10,413,807         39,505
  Empresa Paulista De Transmisao
    De Enegeria Electrica**          10,413,807        121,032
  Iochpe Maxion SA**                  9,413,750        703,723
  Michaniki SA - (Reg. D)                12,000         48,410
  Petroleo Brasileiro SA              9,717,000      2,315,911
  Sadia-Concordia SA Industria E
    Comercio                          1,327,000        980,326
  Telecomunicacoes Brasileiras
    SA - Telebras                       695,282         91,538
  Usiminas Siderurgicas de Minas
    Gerais SA                            60,000        485,467
                                                    ----------
TOTAL PREFERRED STOCKS
  (Cost $16,744,869)                                16,756,620
                                                    ----------
                                             PAR
                              MATURITY      (000)
                             ----------  ----------
CONVERTIBLE BONDS -- 2.8%
   Far East Department Stores
     3.00%                    07/06/01    $1,440     1,344,600
   Siliconware Precision Industries
     0.50%                    07/21/02     1,200     1,230,000
   Yang Ming Marine Transport, Inc.
     2.00%                    10/06/99     1,340     1,541,000
   Yang Ming Marine Transport, Inc.
     (Reg. 144A)
     2.00%                    10/06/99       200       228,500
                                                   -----------
TOTAL CONVERTIBLE BONDS
  (Cost $4,498,167)                                  4,344,100
                                                   -----------
SHORT TERM INVESTMENTS -- 1.6%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.90%                    04/01/98     2,410     2,410,000
    (Cost $2,410,000)                              -----------

TOTAL INVESTMENTS IN
  SECURITIES--100.0%
  (Cost $164,581,609*)                            $153,418,368
                                                  ============

----------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
        Gross unrealized appreciation             $ 18,988,855
        Gross unrealized depreciation              (30,152,096)
                                                  ------------
                                                  $(11,163,241)
                                                  ============
**   Non-income producing security.
#    Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

MARCH 31, 1998 (UNAUDITED)
ASSETS
   Investments at value (Cost $164,581,609) .................... $153,418,368
   Collateral received for securities loaned ...................   13,913,000
   Cash ........................................................          727
   Cash denominated in foreign currencies (Cost $591) ..........          587
   Dividends receivable ........................................      460,212
   Interest receivable .........................................       50,376
   Investments sold receivable .................................    1,022,951
   Capital shares sold receivable ..............................       17,307
   Prepaid expenses ............................................       24,398
                                                                 ------------
          TOTAL ASSETS .........................................  168,907,926
                                                                 ------------

LIABILITIES
   Payable upon return of securities loaned ....................   13,913,000
   Investments purchased payable ...............................    1,190,989
   Capital shares redeemed payable .............................          589
   Accrued expenses payable ....................................      378,081
                                                                 ------------
          TOTAL LIABILITIES ....................................   15,482,659
                                                                 ------------

NET ASSETS (Applicable to 12,327,363
   Institutional shares, 7,111,046 Service
   shares, 431,308 Investor A shares,
   190,045 Investor B shares and 11,731
   Investor C shares outstanding) .............................. $153,425,267
                                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($94,500,504 (DIVIDE) 12,327,363) ...        $7.67
                                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($54,143,387 (DIVIDE) 7,111,046) ..........        $7.61
                                                                        =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($3,268,075 (DIVIDE) 431,308) ..........        $7.58
                                                                        =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($7.58 (DIVIDE) .95) ........................................        $7.98
                                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($1,425,311 (DIVIDE) 190,045) ..........        $7.50
                                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($87,990 (DIVIDE) 11,731) ..............        $7.50
                                                                        =====


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             SCHEDULE OF INVESTMENTS
                             SELECT EQUITY PORTFOLIO

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS -- 97.0%
AEROSPACE -- 2.1%
  Boeing Co.                          113,800      $ 5,931,825
 #Lockheed Martin Corp.                49,000        5,512,500
  Northrop Grumman Corp.               19,400        2,084,287
  United Technologies Corp.            49,400        4,560,237
                                                   -----------
                                                    18,088,849
                                                   -----------
AIR TRANSPORTATION -- 0.6%
  Delta Air Lines, Inc.                40,800        4,824,600
                                                   -----------
BANKS -- 8.5%
 #Banc One Corp.                      229,205       14,497,216
  BankAmerica Corp.                    76,000        6,279,500
  BankBoston Corp.                     59,000        6,504,750
  Chase Manhattan Corp.               105,336       14,207,193
  First Chicago NBD Corp.             102,300        9,015,187
 #First Union Corp.                   108,500        6,157,375
 #NationsBank, Inc.                   126,100        9,197,419
  Wells Fargo & Co.                    26,400        8,745,000
                                                   -----------
                                                    74,603,640
                                                   -----------
BEVERAGES -- 3.6%
  Anheuser-Busch Cos., Inc.           109,000        5,048,062
  Coca-Cola Co.                       261,300       20,234,419
  Pepsico, Inc.                       157,600        6,727,550
                                                   -----------
                                                    32,010,031
                                                   -----------
CHEMICALS -- 3.4%
  Air Products & Chemicals, Inc.       57,400        4,757,025
  Dow Chemical Co.                     47,200        4,590,200
  E.I. du Pont de Nemours & Co.       102,970        7,001,960
 #IMC Global, Inc.                    136,900        5,210,756
  PPG Industries, Inc.                 63,600        4,320,825
  Rohm & Haas Co.                      41,200        4,256,475
                                                   -----------
                                                    30,137,241
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 4.7%
  Cisco Systems, Inc.**               114,750        7,846,031
 #Compaq Computer Corp.               285,300        7,382,137
  Ikon Office Solutions, Inc.         127,900        4,420,544
  International Business Machines
    Corp.                             128,000       13,296,000
  Seagate Technology, Inc.**          129,900        3,279,975
  Xerox Corp.                          52,400        5,577,325
                                                   -----------
                                                    41,802,012
                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 2.5%
  Microsoft Corp.**                   245,400       21,963,300
                                                   -----------
CONSTRUCTION -- 0.3%
 #Fluor Corp.                          62,100        3,089,475
                                                   -----------
ELECTRONICS -- 8.5%
  Adaptec, Inc.**                      35,600          698,650
  AMP, Inc.                            78,800        3,452,425
  Applied Materials, Inc.**           166,600        5,883,062
  Emerson Electric Co.                 99,300        6,473,119
  General Electric Co.                299,700       25,830,394
  Hewlett Packard Co.                 102,300        6,483,262
  Intel Corp.                         179,400       14,004,412
  Motorola, Inc.                       99,000        6,001,875
  Texas Instruments, Inc.             112,900        6,110,712
                                                   -----------
                                                    74,937,911
                                                   -----------



                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
ENERGY & UTILITIES -- 2.7%
  Cinergy Corp.                       125,300      $ 4,636,100
 #Entergy Corp.                       179,600        5,343,100
  FPL Group, Inc.                      81,900        5,262,075
 #NIPSCO Industries, Inc.             135,200        3,785,600
  Southern Co.                        163,900        4,537,981
                                                   -----------
                                                    23,564,856
                                                   -----------
ENTERTAINMENT & LEISURE -- 1.6%
  La Quinta Inns, Inc.                 77,100        1,619,100
  Starwood Hotels & Resorts            71,286        3,809,346
  Walt Disney Co.                      82,200        8,774,850
                                                   -----------
                                                    14,203,296
                                                   -----------
FINANCE -- 4.3%
  CIT Group, Inc. Class A             116,800        3,810,600
  Equifax, Inc.                        14,700          536,550
  Federal National Mortgage
    Association                       152,000        9,614,000
  Fleet Financial Group, Inc.         111,800        9,509,987
  Morgan Stanley, Dean Witter &
    Co.                               179,600       13,088,350
  SLM Holding Corp.                    24,900        1,086,262
                                                   -----------
                                                    37,645,749
                                                   -----------
FOOD & AGRICULTURE -- 2.3%
  Archer Daniels Midland Co.          146,800        3,220,425
  Bestfoods, Inc.                      80,300        9,385,062
  Burlington Northern Santa Fe Corp.   40,200        4,180,800
  Tyson Foods, Inc.                   170,900        3,289,825
                                                   -----------
                                                    20,076,112
                                                   -----------
INSURANCE -- 5.0%
  Aetna, Inc.                          56,028        4,674,836
  Allstate Corp.                      110,300       10,140,706
  American International Group, Inc.  112,000       14,105,000
  Cigna Corp.                          22,400        4,592,000
  General Re Corp.                     32,000        7,060,000
  Humana, Inc.**                      142,900        3,545,706
                                                   -----------
                                                    44,118,248
                                                   -----------
MACHINERY & HEAVY EQUIPMENT -- 0.8%
  Illinois Tool Works, Inc.           116,100        7,517,475
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 1.3%
 #Columbia Healthcare Corp.            84,850        2,736,412
  United Healthcare Corp.             138,200        8,948,450
                                                   -----------
                                                    11,684,862
                                                   -----------
METAL & MINING -- 1.2%
  Barrick Gold Corp.                  137,400        2,971,275
  Minnesota Mining &
    Manufacturing Co.                  58,400        5,325,350
  Phelps Dodge Corp.                   40,900        2,640,606
                                                   -----------
                                                    10,937,231
                                                   -----------
MOTOR VEHICLES -- 3.7%
 #Cummins Engine, Inc.                 69,400        3,825,675
  Eaton Corp.                          59,400        5,654,138
  Ford Motor Co.                      185,200       12,003,275
  General Motors Corp.                103,500        6,979,781
  Goodyear Tire & Rubber Co.           55,200        4,181,400
                                                   -----------
                                                    32,644,269
                                                   -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                       SELECT EQUITY PORTFOLIO (CONCLUDED)


                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS (CONTINUED)
OIL & GAS -- 8.3%
  Atlantic Richfield Co.               71,600      $ 5,629,550
  British Petroleum Co. PLC ADR        78,300        6,738,694
  Enron Corp.                         104,100        4,827,638
  Exxon Corp.                         380,400       25,724,550
  Mobil Corp.                         117,900        9,034,088
  Royal Dutch Petroleum Co.           270,600       15,373,463
  Schlumberger Ltd.                    79,500        6,022,125
                                                   -----------
                                                    73,350,108
                                                   -----------
PAPER & FOREST PRODUCTS -- 1.6%
 #International Paper Co.              97,000        4,540,813
  Kimberly-Clark Corp.                116,400        5,834,550
  Westvaco Corp.                      136,200        4,188,150
                                                   -----------
                                                    14,563,513
                                                   -----------
PHARMACEUTICALS -- 9.0%
  American Home Products Corp.        130,300       12,427,363
  Bristol-Myers Squibb Co.            106,400       11,098,850
  Eli Lilly & Co.                     145,300        8,663,513
  Johnson & Johnson                   123,700        9,068,756
  Merck & Co., Inc.                   152,500       19,577,188
  Pfizer, Inc.                        124,500       12,411,094
  Pharmacia & Upjohn, Inc.            138,400        6,055,000
                                                   -----------
                                                    79,301,764
                                                   -----------
PUBLISHING & PRINTING -- 1.1%
  McGraw-Hill Companies, Inc.          62,700        4,769,119
  Tribune Co.                          66,900        4,716,450
                                                   -----------
                                                     9,485,569
                                                   -----------
RESTAURANTS -- 0.8%
  McDonald's Corp.                    113,700        6,822,000
                                                   -----------
RETAIL - GROCERY STORES -- 0.6%
  Albertson's, Inc.                    95,100        5,004,638
                                                   -----------
RETAIL MERCHANDISING -- 4.2%
 #J.C. Penney Co., Inc.               116,900        8,847,869
  Lowe's Cos., Inc.                   155,100       10,886,081
  Pep Boys - Manny, Moe & Jack        182,300        4,227,081
  Sears, Roebuck & Co.                 82,700        4,750,081
  Wal-Mart Stores, Inc.               166,200        8,445,038
                                                   -----------
                                                    37,156,150
                                                   -----------
SOAPS & COSMETICS -- 2.5%
  Avon Products, Inc.                  53,200        4,149,600
  Colgate-Palmolive Co.                83,100        7,198,538
  Procter & Gamble Co.                132,000       11,137,500
                                                   -----------
                                                    22,485,638
                                                   -----------
TELECOMMUNICATIONS -- 9.0%
 #Alltel Corp.                        207,800        9,078,263
 #AT&T Corp.                          204,300       13,407,188
  Bell Atlantic Corp.                  94,200        9,655,500
  GTE Corp.                           156,500        9,370,438
  Lucent Technologies, Inc.            64,094        8,196,020
  Oracle Corp.**                      225,125        7,105,508
  SBC Communications, Inc.            381,400       16,638,575
 #World Communications, Inc.**        145,250        6,254,828
                                                   -----------
                                                    79,706,320
                                                   -----------


                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
TEXTILES -- 0.6%
 #Fruit of the Loom, Inc.**            99,100      $ 3,034,938
  The Warnaco Group, Inc.              65,200        2,559,100
                                                  ------------
                                                     5,594,038
                                                  ------------
TOBACCO -- 1.7%
  Philip Morris Cos., Inc.            357,100       14,886,606
                                                  ------------
TRANSPORTATION -- 0.5%
  CSX Corp.                            67,900        4,040,050
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $588,800,190)                              856,245,551
                                                  ------------
                                             PAR
                               MATURITY     (000)
                             ----------  ----------
SHORT TERM INVESTMENTS -- 3.0%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.90%                    04/01/98    $25,000       25,000,000
   Smith Barney Money Market Fund             153          152,672
   U.S. Treasury Bills
     5.05%                    09/17/98      1,700***     1,659,259
                                                      ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $26,812,370)                                    26,811,931
                                                      ------------
TOTAL INVESTMENTS IN
  SECURITIES--100.0%
  (Cost $615,612,560*)                                $883,057,482
                                                      ============

----------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
       Gross unrealized appreciation              $272,052,145
       Gross unrealized depreciation                (4,607,223)
                                                  ------------
                                                  $267,444,922
                                                  ============
**   Non-income producing security.
*** Principal amount of securities pledged as initial margin requiremen of $1,490,000 on 65 Standard & Poor's 500 Stock Index futures contracts expiring June 1998. The value of such contracts on March 31, 1998 was $18,045,625, thereby resulting in an unrealized gain of $674,375.
#    Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                       STATEMENT OF ASSETS AND LIABILITIES
                             SELECT EQUITY PORTFOLIO


MARCH 31, 1998 (UNAUDITED)
ASSETS
   Investments at value (Cost $615,612,560) ...................  $883,057,482
   Collateral received for securities loaned ..................    60,800,826
   Dividends receivable .......................................       995,116
   Interest receivable ........................................         9,370
   Capital shares sold receivable .............................       544,799
   Futures margin receivable ..................................        78,000
   Prepaid expenses ...........................................        18,918
                                                                 ------------
          TOTAL ASSETS ........................................   945,504,511
                                                                 ------------

LIABILITIES
   Payable upon return of securities loaned ...................    60,800,826
   Investments purchased payable ..............................     1,391,407
   Capital shares redeemed payable ............................       116,797
   Accrued expenses payable ...................................       778,399
                                                                 ------------
          TOTAL LIABILITIES ...................................    63,087,429
                                                                 ------------

NET ASSETS (Applicable to 29,209,584
   Institutional shares, 14,232,994
   Service shares, 1,527,491 Investor A
   shares, 1,799,072 Investor B shares and
   68,428 Investor C shares outstanding) ......................  $882,417,082
                                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($550,583,980 (DIVIDE) 29,209,584) .        $18.85
                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($268,134,978 (DIVIDE) 14,232,994) .......        $18.84
                                                                       ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($28,771,305 (DIVIDE) 1,527,491) ......        $18.84
                                                                       ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($18.84 (DIVIDE) .955) .....................................        $19.73
                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($33,647,025 (DIVIDE) 1,799,072) ......        $18.70
                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($1,279,794 (DIVIDE) 68,428) ..........        $18.70
                                                                       ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO


AS OF MARCH 31, 1998 (UNAUDITED)                          VALUE
                                                      ------------
Investment in The U.S. Large Company
  Series of The DFA Investment
  Trust Company                               99.7%   $616,325,978
  (Cost $408,246,152)

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                  0.3%      1,629,403
                                             ------   ------------
NET ASSETS (Applicable to 9,668,365
  Institutional shares, 12,134,649
  Service shares, 1,849,587 Investor A
  shares, 3,477,399 Investor B shares
  and 1,992,438 Investor C shares
  outstanding)                               100.0%   $617,955,381
                                             ======   ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($205,423,707 (DIVIDE) 9,668,365)                        $21.25
                                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($257,746,051 (DIVIDE) 12,134,649)                       $21.24
                                                           ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($39,270,847 (DIVIDE) 1,849,587)                         $21.23
                                                           ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($21.23 (DIVIDE) .97)                                    $21.89
                                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($73,437,767 (DIVIDE) 3,477,399)                         $21.12
                                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($42,077,009 (DIVIDE) 1,992,438)                         $21.12
                                                           ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL
       STATEMENTS AND RELATED NOTES FOR THE DFA INVESTMENT TRUST COMPANY.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             SCHEDULE OF INVESTMENTS
                               BALANCED PORTFOLIO

                                      NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)     OF SHARES        VALUE
                                     ---------     ------------
COMMON STOCKS -- 63.5%
AEROSPACE -- 2.0%
  Allied-Signal, Inc.                  64,100      $ 2,692,200
  Boeing Co.                           17,700          922,612
 #United Technologies Corp.            44,200        4,080,212
                                                   -----------
                                                     7,695,024
                                                   -----------
BANKS -- 3.6%
  Banc One Corp.                       85,060        5,380,045
  CoreStates Financial Corp.           37,900        3,401,525
  First Chicago NBD Corp.              55,200        4,864,500
                                                   -----------
                                                    13,646,070
                                                   -----------
BEVERAGES -- 1.5%
  Coca-Cola Co.                        49,700        3,848,644
  Pepsico, Inc.                        41,900        1,788,606
                                                   -----------
                                                     5,637,250
                                                   -----------
CHEMICALS -- 2.0%
  Dow Chemical Co.                     22,000        2,139,500
  E.I. du Pont de Nemours & Co.        53,100        3,610,800
 #IMC Global, Inc.                     43,100        1,640,494
                                                   -----------
                                                     7,390,794
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 4.1%
  Cisco Systems, Inc.**                66,200        4,526,425
 #Compaq Computer Corp.               154,600        4,000,275
  International Business Machines
    Corp.                              27,700        2,877,337
  Seagate Technology, Inc.**           38,700          977,175
  Xerox Corp.                          29,800        3,171,837
                                                   -----------
                                                    15,553,049
                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 2.6%
  Automatic Data Processing, Inc.      32,700        2,225,644
  Microsoft Corp.**                    83,900        7,509,050
                                                   -----------
                                                     9,734,694
                                                   -----------
CONSUMER DURABLES -- 1.0%
  Black & Decker Corp.                 72,900        3,868,256
                                                   -----------
ELECTRONICS -- 4.2%
  AMP, Inc.                            22,000          963,875
  Emerson Electric Co.                 26,500        1,727,469
  General Electric Co.                 79,500        6,851,906
  Intel Corp.                          58,600        4,574,462
  Motorola, Inc.                       28,700        1,739,937
                                                   -----------
                                                    15,857,649
                                                   -----------
ENERGY & UTILITIES -- 1.6%
  Entergy Corp.                        82,900        2,466,275
  NIPSCO Industries, Inc.              70,700        1,979,600
  PECO Energy Co.                      72,900        1,612,912
                                                   -----------
                                                     6,058,787
                                                   -----------
ENTERTAINMENT & LEISURE -- 1.0%
  Walt Disney Co.                      34,300        3,661,525
                                                   -----------
FINANCE -- 4.1%
  Federal National Mortgage
    Association                        79,500        5,028,375
  Fleet Financial Group, Inc.          55,200        4,695,450
  Morgan Stanley, Dean Witter & Co.    77,400        5,640,525
                                                   -----------
                                                    15,364,350
                                                   -----------


                                       NUMBER
                                      OF SHARES       VALUE
                                     ----------  --------------
FOOD & AGRICULTURE -- 0.8%
  Bestfoods, Inc.                      24,300      $ 2,840,062
                                                   -----------
INSURANCE -- 3.7%
  Allstate Corp.                       24,600        2,261,662
  American International Group, Inc.   49,700        6,259,094
  Chubb Corp.                          35,300        2,766,637
  General Re Corp.                     12,100        2,669,562
                                                   -----------
                                                    13,956,955
                                                   -----------
MACHINERY & HEAVY EQUIPMENT -- 1.2%
  Illinois Tool Works, Inc.            70,700        4,577,825
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 1.4%
  Medtronic, Inc.                      64,100        3,325,187
  United Healthcare Corp.              30,900        2,000,775
                                                   -----------
                                                     5,325,962
                                                   -----------
METAL & MINING -- 1.3%
  Minnesota Mining & Manufacturing Co. 25,400        2,316,162
  Phelps Dodge Corp.                   39,800        2,569,588
                                                   -----------
                                                     4,885,750
                                                   -----------
MOTOR VEHICLES -- 2.2%
  Chrysler Corp.                       30,900        1,284,281
  Ford Motor Co.                       46,400        3,007,300
  General Motors Corp.                 24,300        1,638,731
  Goodyear Tire & Rubber Co.           32,000        2,424,000
                                                   -----------
                                                     8,354,312
                                                   -----------
OIL & GAS -- 4.5%
  Chevron Corp.                        28,700        2,304,969
  Exxon Corp.                          61,800        4,179,225
  Mobil Corp.                          33,200        2,543,950
  Royal Dutch Petroleum Co.            70,700        4,016,644
  Schlumberger Ltd.                    23,200        1,757,400
  Tenneco, Inc.                        55,200        2,356,350
                                                   -----------
                                                    17,158,538
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.3%
 #International Paper Co.              26,500        1,240,531
                                                   -----------
PHARMACEUTICALS -- 6.5%
  American Home Products Corp.         61,800        5,894,175
  Bristol-Myers Squibb Co.             58,600        6,112,713
  Eli Lilly & Co.                      68,500        4,084,313
  Johnson & Johnson                    38,700        2,837,194
  Merck & Co., Inc.                    44,200        5,674,175
                                                   -----------
                                                    24,602,570
                                                   -----------
PUBLISHING & PRINTING -- 0.8%
  McGraw-Hill Companies, Inc.          41,900        3,187,019
                                                   -----------
RESTAURANTS -- 0.8%
  McDonald's Corp.                     49,700        2,982,000
                                                   -----------
RETAIL MERCHANDISING -- 3.4%
  Kroger Co.**                         95,000        4,387,813
 #Lowe's Cos., Inc.                    57,500        4,035,781
 #Wal-Mart Stores, Inc.                85,000        4,319,063
                                                   -----------
                                                    12,742,657
                                                   -----------
SOAPS & COSMETICS -- 2.1%
 #Colgate-Palmolive Co.                55,200        4,781,700
  Procter & Gamble Co.                 37,600        3,172,500
                                                   -----------
                                                     7,954,200
                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                           NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)          OF SHARES        VALUE
                                           ---------   ------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 4.4%
 #Alltel Corp.                               51,900    $ 2,267,381
 #AT&T Corp.                                 44,200      2,900,625
 #Bell Atlantic Corp.                        32,200      3,300,500
  GTE Corp.                                  37,600      2,251,300
  Lucent Technologies, Inc.                  12,500      1,598,438
  SBC Communications, Inc.                  101,600      4,432,300
                                                       -----------
                                                        16,750,544
                                                       -----------
TOBACCO -- 1.5%
  Philip Morris Cos., Inc.                  138,100      5,757,044
                                                       -----------
TRANSPORTATION -- 0.9%
  Norfolk Southern Corp.                     86,100      3,217,988
                                                       -----------
TOTAL COMMON STOCKS
  (Cost $132,968,386)                                  240,001,405
                                                       -----------

                                               PAR
                                 MATURITY     (000)
                                ----------  ----------
U.S. GOVERNMENT AND
  AGENCY OBLIGATIONS -- 10.9%
   Federal Home Loan Mortgage
     Corporation
     7.50%                        09/01/27    $  14         14,490
   Federal National Mortgage
     Association
     7.00%                        10/01/10       81         82,164
     7.00%                        11/01/10      152        154,724
     7.00%                        12/01/10      265        269,315
     7.00%                        05/01/11      167        169,838
   Government National Mortgage
     Association
     6.50%                        01/15/24      309        305,655
     6.50%                        04/15/24    1,339      1,325,741
     6.50%                        05/15/24      470        465,719
     6.50%                        06/15/24    1,249      1,235,835
     7.50%                        04/15/27      596        611,979
     7.50%                        07/15/27       74         75,839
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                        06/01/17    1,094      1,142,540
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                        08/01/07    1,250      1,279,968
   U.S. Treasury Bonds
     13.87%                       05/15/11    2,400      3,634,752
     6.37%                        08/15/27      350        369,996
    #6.12%                        11/15/27    7,675      7,871,173
   U.S. Treasury Notes
     5.75%                        09/30/99    3,550      3,558,520
    #6.37%                        05/15/00    4,490      4,558,337
     6.00%                        08/15/00    1,415      1,425,103
     6.25%                        02/28/02    3,560      3,629,989
     6.25%                        06/30/02      290        296,018
     5.75%                        10/31/02    4,000      4,010,920
    #5.75%                        11/30/02    4,830      4,843,234
                                                       -----------
TOTAL U.S. GOVERNMENT AND
  AGENCY OBLIGATIONS
  (Cost $41,214,812)                                    41,331,849
                                                       -----------


                                               PAR
                                  MATURITY    (000)        VALUE
                                 ----------  ---------   -----------
MORTGAGE PASS-THROUGHS -- 2.4%
  Federal National Mortgage
     Association
     7.00%                        10/01/10     $2,498    $ 2,540,473
     6.00%                        04/16/13      1,500      1,475,156
     6.50%                        10/01/25      4,500      4,445,156
   Government National Mortgage
     Association
     6.50%                        01/15/24        437        432,321
                                                         -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $8,839,454)                                        8,893,106
                                                         -----------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 1.9%
  Community Program Loan Trust,
     Series 87-A, Class A4
     4.50%                        10/01/18      1,918      1,731,197
  Federal National Mortgage
     Association Strip Notes,
     Series 274, Class 1 (PO)
     4.00%                        10/01/25        209        176,183
  Federal National Mortgage Association,
     Series 93-216, Class B (PO)
     8.79%                        08/25/23        287        278,551
  Federal National Mortgage Association,
     Series 97-58, Class PG (IO)
     7.00%                        09/18/27      1,129        332,926
  Federal National Mortgage Association,
     Series 93-113, Class B (PO)
     6.50%                        07/25/23        460        360,029
  Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%                        04/25/21        552        481,261
  Federal National Mortgage Association,
     Series 96-56, Class E (PO)
     7.00%                        04/25/23        340        272,674
  Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                        07/25/27        940        946,641
  Residential Asset Securitization Trust,
     Series 97-A7, Class A1
     7.50%                        09/25/27      1,041      1,049,253
  Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     5.00%                        02/17/17        770        229,921
  Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     5.00%                        02/17/17        817        663,091
  Salomon Brothers Mortgage
     Securities VI, Series 87-2 (IO)
     11.00%                       03/06/17        534        162,986
  Salomon Brothers Mortgage
     Securities VI, Series 87-2 (PO)
     5.00%                        03/06/17        503        407,319
                                                        ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $6,853,093)                                        7,092,032
                                                        ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 1.8%
   CS First Boston Mortgage Securities
     Corp., Series 95-AEW1, Class C
     7.45%                        11/25/27        250        252,445
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3, Class A1
     7.33%                        04/25/28        472        489,058

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                 NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)  MATURITY     OF SHARES      VALUE
                                  --------     ---------   ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES (CONTINUED)
   Merit Securities Corp., Series 10,
     Class 2A1
     5.95%****                    05/28/25        $1,471    $ 1,471,662
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.56%****                    05/25/15           450        463,961
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                        04/25/28         1,000      1,038,868
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                        04/25/28           500        526,674
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A2
     6.60%                        07/25/27         1,262      1,266,002
   Structured Asset Securities Corp.,
     Series 97-N1, Class D
     6.11%****                    09/25/28         1,000        999,688
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     12.60%                       02/25/28         6,865        368,990
                                                             ----------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $12,305,454)                                          6,877,348
                                                             ----------
PROJECT LOANS -- 0.7%
   Federal Housing Authority, Huntoon
     Paige, Construction Loan Collateral
     7.31%                        10/01/24         1,442      1,499,502
   Reilly Mortgage Securities
     6.89%                        11/11/18         1,284      1,301,681
                                                             ----------
TOTAL PROJECT LOANS
  (Cost $2,724,603)                                           2,801,183
                                                             ----------
ASSET BACKED SECURITIES -- 7.0%
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                        05/15/26           450        458,789
   Contimortgage Home Equity Loan
     Trust, Series 97-4, Class A1
     6.37%                        03/15/08         1,535      1,532,678
   Copelco Capital Funding Corp.,
     Series 97-A, Class A3
     6.27%                        04/20/05         2,000      2,009,063
   Corporate Bond Backed Certificates,
     Series 97-10
     8.12%                        09/15/17         1,287      1,387,395
   Equivantage Home Equity Loan Trust,
     Series 96-1, Class A
     6.55%                        10/25/25           356        354,239
   First USA Credit Card Master Trust,
     Series 94-4, Class A
     6.05%                        08/15/03         2,000      2,015,000
   First Security Auto Grantor Trust,
     Series 97-B, Class A
     6.10%                        04/15/03         2,265      2,267,508
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                        10/15/18         1,300      1,237,032
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                        11/15/26           400        399,438
   Green Tree Financial Corp.,
     Series 96-6, Class A6
     7.95%                        08/15/26         1,000      1,065,801


                                                 NUMBER
                                  MATURITY     OF SHARES      VALUE
                                  --------     ---------   ------------
   Green Tree Financial Corp.,
     Series 96-9, Class A6
     7.69%                        01/15/28        $1,150   $ 1,214,939
   Green Tree Financial Corp.,
     Series 97-3, Class A7
     7.64%                        07/15/28         1,050      1,103,485
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%                        07/15/28           550        534,016
   Keycorp Student Loan Trust,
     Series 97-2, Class A
     6.00%****                    01/27/23         1,200      1,197,000
   MBNA Master Credit Card Trust,
     Series 96-B, Class A
     5.43%****                    08/15/08         2,000      2,013,750
   Mellon Bank Home Equity Loan
     Trust, Series 96-1, Class B2
     6.10%****                    04/15/26         1,300      1,295,328
   Newcourt Receivables Asset Trust,
     Series 97-1, Class A3
     6.11%                        05/20/01         1,200      1,202,063
   Nissan Auto Receivables Grantor
     Trust, Series 95-A, Class A
     6.10%                        08/15/01           427        427,920
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                        07/11/02         1,013      1,012,347
   Sears Credit Account Master Trust,
     Series 95, Class A
     6.05%                        01/16/08         1,250      1,247,556
   Sears Credit Account Master Trust,
     Series 96, Class A
     6.45%                        10/15/06           700        708,624
   Sears Credit Card Master Trust,
     Series 96-3, Class A
     7.00%                        07/15/08           900        935,138
   Security Pacific Home Equity Loan,
     Series 91-1, Class B
     8.85%                        05/15/98           791        795,096
                                                            -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $20,776,505)                                         26,414,205
                                                            -----------
CORPORATE BONDS -- 5.0%
FINANCE -- 3.3%
   AFC Capital Trust I
     8.20%                        02/03/27         1,000      1,109,218
   BankAmerica Institutional
     7.70%                        12/31/26           900        919,661
   Bear Stearns Capital
     7.00%                        01/15/27         1,050      1,060,185
   BGB Finance
     6.62%                        12/30/99           300        302,400
   CoreStates Capital
     8.00%                        12/15/26           630        665,747
   Equitable Life Assurance Society
     7.70%                        12/01/15           350        374,422
   Fairfax Financial
     8.30%                        04/15/26           550        601,616
   Fuji JGB INV LLC Pfd.
     9.87%****                    12/31/49           660        653,699
   GMAC Pass-Through Trust
     6.50%                        01/17/00         1,100      1,107,873
   Liberty Mutual Insurance Co.
     8.50%                        05/15/25           750***     871,069
   Meridian Bancorp.
     6.62%                        06/15/00           450        455,249
   Merrill Lynch & Co.
     6.47%                        06/27/00         1,000      1,009,569

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONCLUDED)

                                                 NUMBER
AS OF MARCH 31, 1998 (UNAUDITED)  MATURITY     OF SHARES      VALUE
                                  --------     ---------   ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Metropolitan Life Insurance Co.
     6.30%                        11/01/03        $  300    $   298,355
   Paine Webber, Inc.
     7.87%                        02/15/03         1,000      1,059,324
  #Pan American Beverages Co.
     7.25%                        07/01/09           600        592,089
   Salomon, Inc.
     8.90%                        02/15/00           300        315,019
   Yorkshire Power Finance
     6.49%                        02/25/08         1,100      1,084,295
                                                            -----------
                                                             12,479,790
                                                            -----------
INDUSTRIAL -- 1.4%
   ERAC USA Finance Co.
     6.95%                        03/01/04           851        865,589
   First of America
     8.12%                        01/31/27         1,300      1,387,627
   RJR Nabisco, Inc.
     6.85%                        06/15/05           300        302,442
     7.05%                        07/15/07           180        183,125
     7.55%                        06/15/15           700        729,900
   Time Warner, Inc.
     4.90%                        07/29/99         1,000        980,910
     6.10%                        12/30/01         1,000        992,500
                                                            -----------
                                                              5,442,093
                                                            -----------
UTILITY -- 0.3%
   Israel Electric Corp. Ltd.
     7.87%                        12/15/26           350        359,293
   Mobile Energy Services LLC
     8.66%                        01/01/17           280        297,068
   Texas Utilities Capital Trust
     8.17%                        01/30/37           420        429,500
                                                            -----------
                                                              1,085,861
                                                            -----------
TOTAL CORPORATE BONDS
  (Cost $18,530,294)                                         19,007,744
                                                            -----------
MUNICIPAL BONDS -- 1.1%
   Los Angeles County Taxable
     Pension Obligation
     8.62%                        06/30/06         1,650      1,897,500
     6.97%                        06/30/08           400        419,500
   New Jersey EDA
     7.56%                        02/15/16         2,425        765,354
     7.59%                        02/15/17           850        250,580
     7.65%                        02/15/20           895        217,270
     7.62%                        02/15/21           630        143,665
     7.62%                        02/15/22           895        191,324
     7.63%                        02/15/23           340         68,296
                                                            -----------
TOTAL MUNICIPAL BONDS
  (Cost $3,469,560)                                           3,953,489
                                                            -----------


                                            PAR
                              MATURITY     (000)         VALUE
                             ----------  ----------   ------------
SHORT TERM INVESTMENTS -- 5.7%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.90%                        04/01/98       $21,350   $ 21,350,000
   Smith Barney Money Market Fund                    103        103,314
                                                           ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $21,453,314)                                         21,453,314
                                                           ------------
TOTAL INVESTMENTS IN
  SECURITIES--100.0%
  (Cost $269,135,475*)                                     $377,825,675
                                                           ============
----------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
          Gross unrealized appreciation                    $110,121,218
          Gross unrealized depreciation                      (1,431,018)
                                                           ------------
                                                           $108,690,200
                                                           ============
**   Non-income producing security.
*** Principal amount of securities pledged as collateral is $500,000 on 48 net long U.S. Treasury Bond futures contracts, 17 net long U.S. Treasury Note futures contracts, and 60 net short U.S. Treasury Note futures contracts expiring June 1998. The value of such contracts on March 31, 1998 was $14,365,375, thereby resulting in an unrealized gain of $43,367.
**** Rates shown are the rates as of March 31, 1998.
#    Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                       STATEMENT OF ASSETS AND LIABILITIES
                               BALANCED PORTFOLIO

MARCH 31, 1998 (UNAUDITED)
ASSETS
   Investments at value (Cost $269,135,475) ...................... $377,825,675
   Collateral received for securities loaned .....................   41,273,388
   Dividends receivable ..........................................      311,241
   Interest receivable ...........................................    1,404,416
   Investments sold receivable ...................................    7,305,283
   Capital shares sold receivable ................................      681,174
   Futures margin receivable .....................................        6,921
   Futures commissions ...........................................        1,125
   Prepaid expenses ..............................................       26,401
                                                                   ------------
          TOTAL ASSETS ...........................................  428,835,624
                                                                   ------------

LIABILITIES
   Payable upon return of securities loaned ......................   41,273,388
   Investments purchased payable .................................   10,809,964
   Capital shares redeemed payable ...............................       80,430
   Accrued expenses payable ......................................      484,288
   Deferred dollar roll income ...................................          911
                                                                   ------------
          TOTAL LIABILITIES ......................................   52,648,981
                                                                   ------------

NET ASSETS (Applicable to 2,456,498
   Institutional shares, 10,547,571
   Service shares, 5,036,492 Investor A
   shares, 1,954,382 Investor B shares
   and 17,757 Investor C shares outstanding) ..................... $376,186,643
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($46,230,880 (DIVIDE) 2,456,498) ......       $18.82
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($198,327,080 (DIVIDE) 10,547,571) ..........       $18.80
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($94,757,521 (DIVIDE) 5,036,492) .........       $18.81
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($18.81 (DIVIDE) .955) ........................................       $19.70
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($36,539,165 (DIVIDE) 1,954,382) .........       $18.70
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($331,997 (DIVIDE) 17,757) ...............       $18.70
                                                                         ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS


LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                           LARGE CAP      LARGE CAP      MID-CAP       MID-CAP
                                                             VALUE         GROWTH         VALUE        GROWTH        SMALL CAP
                                                            EQUITY         EQUITY        EQUITY        EQUITY      VALUE EQUITY
FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)        PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                          ------------   ------------  -----------   -----------    -----------
Investment income:
   Interest .............................................  $   938,932     $  549,171   $  231,568    $  391,947     $  746,777
   Dividends ............................................   15,439,491      3,689,303    1,330,143        81,040      3,365,518
   Net investment income from master ....................           --             --           --            --             --
   Foreign taxes withheld ...............................           --             --           --            --             --
                                                          ------------   ------------  -----------   -----------    -----------
        Total investment income .........................   16,378,423      4,238,474    1,561,711       472,987      4,112,295
                                                          ------------   ------------  -----------   -----------    -----------
Expenses:
   Investment advisory fee ..............................    3,807,965      2,140,412      624,058       604,668      1,372,495
   Administration fee ...................................    1,501,878        867,111      179,417       173,842        572,804
   Custodian fee ........................................      122,735         70,977       20,537        26,995         51,216
   Transfer agent fee ...................................      266,987        164,993       36,484        35,420        103,533
   Service fees .........................................    1,063,353        475,327       63,644        59,274        296,337
   Distribution fees ....................................       95,863         34,389       16,893        12,372         69,723
   Legal and audit ......................................       55,542         32,385        2,900         2,900         20,954
   Printing .............................................       45,299         24,777        2,742         2,745         12,990
   Registration fees and expenses .......................       20,239         23,468       16,160        14,636         28,097
   Organization .........................................           --             --           --            --             --
   Trustees' fees and officer's salary ..................       12,685          7,113          773           776          3,779
   Other ................................................      176,897         72,181       15,302         4,941         51,646
                                                          ------------   ------------  -----------   -----------    -----------
                                                             7,169,443      3,913,133      978,910       938,569      2,583,574
   Less fees voluntarily waived .........................       (5,670)        (2,180)      (6,478)      (11,078)        (4,480)
                                                          ------------   ------------  -----------   -----------    -----------
        Total operating expenses ........................    7,163,773      3,910,953      972,432       927,491      2,579,094
                                                          ------------   ------------  -----------   -----------    -----------
   Interest expense .....................................           --             --           --            --             --
                                                          ------------   ------------  -----------   -----------    -----------
        Total expenses ..................................    7,163,773      3,910,953      972,432       927,491      2,579,094
                                                          ------------   ------------  -----------   -----------    -----------
   Net investment income (loss) .........................    9,214,650        327,521      589,279      (454,504)     1,533,201
                                                          ------------   ------------  -----------   -----------    -----------
Realized and unrealized gain (loss) on investments
   and foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions ............................  111,952,792     28,698,021    5,646,648    (1,924,650)    42,276,682
     Futures contracts ..................................           --      1,073,617           --       445,610             --
     Foreign currency related transactions ..............           --             --           --            --             --
                                                          ------------   ------------  -----------   -----------    -----------
                                                           111,952,792     29,771,638    5,646,648    (1,479,040)    42,276,682
                                                          ------------   ------------  -----------   -----------    -----------
Change in unrealized appreciation (depreciation) from:
     Investments ........................................   90,885,186     94,064,697   11,999,714    13,984,183      1,216,031
     Futures contracts ..................................           --       (313,578)          --        67,726             --
     Foreign currency related transactions
        and forward foreign currency contracts ..........           --             --           --            --             --
                                                          ------------   ------------  -----------   -----------    -----------
                                                            90,885,186     93,751,119   11,999,714    14,051,909      1,216,031
                                                          ------------   ------------  -----------   -----------    -----------
Net gain (loss) on investments and foreign
   currency transactions ................................  202,837,978    123,522,757   17,646,362    12,572,869     43,492,713
                                                          ------------   ------------  -----------   -----------    -----------
   Net increase (decrease) in assets resulting from
     operations ......................................... $212,052,628   $123,850,278  $18,235,641   $12,118,365    $45,025,914
                                                          ============   ============  ===========   ===========    ===========

                                                                                        INTERNATIONAL   INTERNATIONAL
                                                             SMALL CAP    INTERNATIONAL   SMALL CAP       EMERGING        SELECT
                                                           GROWTH EQUITY     EQUITY        EQUITY          MARKETS        EQUITY
FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)          PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                           ------------   -----------    ----------     ------------   ------------
Investment income:
   Interest .............................................  $  2,630,951    $  397,025     $  41,333      $   199,171     $  783,320
   Dividends ............................................        85,399     5,430,415       128,668        1,435,758      5,871,524
   Net investment income from master ....................            --            --            --               --             --
   Foreign taxes withheld ...............................            --      (834,138)      (16,137)         (59,681)            --
                                                           ------------   -----------    ----------     ------------   ------------
        Total investment income .........................     2,716,350     4,993,302       153,864        1,575,248      6,654,844
                                                           ------------   -----------    ----------     ------------   ------------
Expenses:
   Investment advisory fee ..............................     2,237,285     2,416,919        89,567          953,952      2,006,245
   Administration fee ...................................       904,099       726,600        20,600          191,134        815,884
   Custodian fee ........................................        97,653       402,820        16,258          209,284         71,351
   Transfer agent fee ...................................       182,744       123,379         5,513           33,081        132,225
   Service fees .........................................       544,830       355,054         5,133           89,566        413,256
   Distribution fees ....................................       209,434        23,923         6,278            5,771         95,846
   Legal and audit ......................................        30,297        21,261        12,522            4,934         18,244
   Printing .............................................        22,526        20,600           678            4,767         17,524
   Registration fees and expenses .......................        34,937        25,604         8,328           28,137         32,987
   Organization .........................................         3,402            --            --            5,547          2,007
   Trustees' fees and officer's salary ..................         5,832         6,066           322            1,398          5,082
   Other ................................................       103,867        10,076         5,273            9,818         59,071
                                                           ------------   -----------    ----------     ------------   ------------
                                                              4,376,906     4,132,302       170,472        1,537,389      3,669,722
   Less fees voluntarily waived .........................        (1,065)     (326,930)      (41,499)         (82,002)        (7,036)
                                                           ------------   -----------    ----------     ------------   ------------
        Total operating expenses ........................     4,375,841     3,805,372       128,973        1,455,387      3,662,686
                                                           ------------   -----------    ----------     ------------   ------------
   Interest expense .....................................            --            --            --               --             --
                                                           ------------   -----------    ----------     ------------   ------------
        Total expenses ..................................     4,375,841     3,805,372       128,973        1,455,387      3,662,686
                                                           ------------   -----------    ----------     ------------   ------------
   Net investment income (loss) .........................    (1,659,491)    1,187,930        24,891          119,861      2,992,158
                                                           ------------   -----------    ----------     ------------   ------------
Realized and unrealized gain (loss) on investments
   and foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions ............................    48,125,651    11,558,961       944,648      (12,223,568)    17,782,241
     Futures contracts ..................................     2,580,473            --            --               --      1,695,987
     Foreign currency related transactions ..............            --      (730,862)      (89,638)        (459,143)            --
                                                           ------------   -----------    ----------     ------------   ------------
                                                             50,706,124    10,828,099       855,010      (12,682,711)    19,478,228
                                                           ------------   -----------    ----------     ------------   ------------
Change in unrealized appreciation (depreciation) from:
     Investments ........................................   (44,226,370)   36,846,416     1,606,273      (24,134,933)    91,213,951
     Futures contracts ..................................       721,250            --            --               --        652,625
     Foreign currency related transactions
        and forward foreign currency contracts ..........            --     5,653,389        92,145           68,295             --
                                                           ------------   -----------    ----------     ------------   ------------
                                                            (43,505,120)   42,499,805     1,698,418      (24,066,638)    91,866,576
                                                           ------------   -----------    ----------     ------------   ------------
Net gain (loss) on investments and foreign
   currency transactions ................................     7,201,004    53,327,904     2,553,428      (36,749,349)   111,344,804
                                                           ------------   -----------    ----------     ------------   ------------
   Net increase (decrease) in assets resulting from
     operations .........................................  $  5,541,513   $54,515,834    $2,578,319     $(36,629,488)  $114,336,962
                                                           ============   ===========    ==========     ============   ============


                                                               INDEX
                                                               EQUITY       BALANCED
FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)           PORTFOLIO     PORTFOLIO
                                                            -----------   -----------
Investment income:
   Interest .............................................    $       --   $ 4,160,975
   Dividends ............................................            --     1,783,331
   Net investment income from master ....................     3,920,017            --
   Foreign taxes withheld ...............................            --            --
                                                            -----------   -----------
        Total investment income .........................     3,920,017     5,944,306
                                                            -----------   -----------
Expenses:
   Investment advisory fee ..............................            --       924,863
   Administration fee ...................................       586,521       386,761
   Custodian fee ........................................            --        39,723
   Transfer agent fee ...................................       115,095        83,202
   Service fees .........................................       529,932       508,674
   Distribution fees ....................................       282,741       107,637
   Legal and audit ......................................        18,337        13,141
   Printing .............................................        11,147        10,323
   Registration fees and expenses .......................        21,814        25,166
   Organization .........................................            --            --
   Trustees' fees and officer's salary ..................         3,009         2,879
   Other ................................................        28,120        15,932
                                                            -----------   -----------
                                                              1,596,716     2,118,301
   Less fees voluntarily waived .........................      (468,744)         (781)
                                                            -----------   -----------
        Total operating expenses ........................     1,127,972     2,117,520
                                                            -----------   -----------
   Interest expense .....................................            --        23,749
                                                            -----------   -----------
        Total expenses ..................................     1,127,972     2,141,269
                                                            -----------   -----------
   Net investment income (loss) .........................     2,792,045     3,803,037
                                                            -----------   -----------
Realized and unrealized gain (loss) on investments
   and foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions ............................      (352,858)    3,666,757
     Futures contracts ..................................            --       807,707
     Foreign currency related transactions ..............            --            --
                                                            -----------   -----------
                                                               (352,858)    4,474,464
                                                            -----------   -----------
Change in unrealized appreciation (depreciation) from:
     Investments ........................................    87,238,146    31,780,836
     Futures contracts ..................................            --      (162,019)
     Foreign currency related transactions
        and forward foreign currency contracts ..........            --            --
                                                            -----------   -----------
                                                             87,238,146    31,618,817
                                                            -----------   -----------
Net gain (loss) on investments and foreign
   currency transactions ................................    86,885,288    36,093,281
                                                            -----------   -----------
   Net increase (decrease) in assets resulting from
     operations .........................................   $89,677,333   $39,896,318
                                                            ===========   ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     50 & 51

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                   LARGE CAP                      LARGE CAP                    MID-CAP VALUE
                                            VALUE EQUITY PORTFOLIO         GROWTH EQUITY PORTFOLIO           EQUITY PORTFOLIO
                                       -------------------------------   ---------------------------   ---------------------------
                                           FOR THE                          FOR THE                       FOR THE    FOR THE PERIOD
                                         SIX MONTHS         FOR THE       SIX MONTHS       FOR THE      SIX MONTHS     12/26/97 1
                                            ENDED         YEAR ENDED         ENDED       YEAR ENDED        ENDED         THROUGH
                                           3/31/98          9/30/97         3/31/98        9/30/97        3/31/98        9/30/97
                                       --------------   --------------   ------------   ------------   ------------   ------------
                                         (UNAUDITED)                      (UNAUDITED)                   (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income (deficit) ...$    9,214,650   $   23,066,335   $    327,521   $  3,014,249   $    589,279   $    797,116
    Net gain on investments and
       foreign currency related
       transactions ...................   202,837,978      388,585,459    123,522,757    205,451,812     17,646,362     23,019,242
                                       --------------   --------------   ------------   ------------   ------------   ------------
    Net increase in net assets
      resulting from operations .......   212,052,628      411,651,794    123,850,278    208,466,061     18,235,641     23,816,358
                                       --------------   --------------   ------------   ------------   ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ..............    (5,399,779)     (13,758,751)      (492,332)    (3,233,374)      (497,815)      (671,220)
    Service Shares ....................    (3,644,266)      (8,690,512)            --       (551,885)        (7,089)      (102,519)
    Investor A Shares .................      (255,765)        (566,730)            --        (28,989)      (102,564)        (7,342)
    Investor B Shares .................       (44,889)        (100,630)            --             --             --         (2,026)
    Investor C Shares .................        (3,483)          (6,938)            --             --             --            (36)
                                       --------------   --------------   ------------   ------------   ------------   ------------
    Total distribution from net
      investment income ...............    (9,348,182)     (23,123,561)      (492,332)    (3,814,248)      (607,468)      (783,143)
                                       --------------   --------------   ------------   ------------   ------------   ------------
Net realized gains:
    Institutional Shares ..............   (93,723,477)    (118,697,319)   (65,760,356)   (23,813,741)    (3,170,990)            --
    Service Shares ....................   (76,020,941)     (74,902,263)   (36,048,878)    (9,521,137)      (873,004)            --
    Investor A Shares .................    (6,087,188)      (4,450,693)    (3,610,283)      (845,179)       (77,103)            --
    Investor B Shares .................    (2,790,876)        (686,113)    (1,161,101)      (142,913)      (105,796)            --
    Investor C Shares .................      (189,032)         (37,282)       (23,904)            --           (687)            --
                                       --------------   --------------   ------------   ------------   ------------   ------------
    Total distributions from net
      realized gains ..................  (178,811,514)    (198,773,670)  (106,604,522)   (34,322,970)    (4,227,580)            --
                                       --------------   --------------   ------------   ------------   ------------   ------------
    Total distributions to
       shareholders ...................  (188,159,696)    (221,897,231)  (107,096,854)   (38,137,218)    (4,835,048)      (783,143)
                                       --------------   --------------   ------------   ------------   ------------   ------------
Capital share transactions ............   145,498,591         (682,854)    69,542,608    (82,504,921)    34,498,729    111,856,947
                                       --------------   --------------   ------------   ------------   ------------   ------------
    Total increase in net assets ......   169,391,523      189,071,709     86,296,032     87,823,922     47,899,322    134,890,162

Net assets:
    Beginning of period ............... 1,406,925,659    1,217,853,950    778,960,667    691,136,745    134,890,162             --
                                       --------------   --------------   ------------   ------------   ------------   ------------
    End of period .....................$1,576,317,182   $1,406,925,659   $865,256,699   $778,960,667   $182,789,484   $134,890,162
                                       ==============   ==============   ============   ============   ============   ============


                                                MID-CAP GROWTH                  SMALL CAP                     SMALL CAP
                                               EQUITY PORTFOLIO          VALUE EQUITY PORTFOLIO        GROWTH EQUITY PORTFOLIO
                                         ---------------------------   ---------------------------   --------------------------
                                            FOR THE    FOR THE PERIOD     FOR THE                       FOR THE
                                          SIX MONTHS     12/27/96 1     SIX MONTHS       FOR THE      SIX MONTHS      FOR THE
                                             ENDED         THROUGH         ENDED       YEAR ENDED        ENDED      YEAR ENDED
                                            3/31/98        9/30/97        3/31/98        9/30/97        3/31/98       9/30/97
                                         ------------   ------------   ------------   ------------   ------------  ------------
                                          (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income (deficit) ...  $   (454,504)  $   (155,369)  $  1,533,201   $  3,584,345   $ (1,659,491) $   (908,194)
    Net gain on investments and
       foreign currency related
       transactions ...................    12,572,869     23,174,837     43,492,713    144,987,366      7,201,004   131,995,135
                                         ------------   ------------   ------------   ------------   ------------  ------------
    Net increase in net assets
      resulting from operations .......    12,118,365     23,019,468     45,025,914    148,571,711      5,541,513   131,086,941
                                         ------------   ------------   ------------   ------------   ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ..............            --             --     (1,198,203)    (2,644,746)            --      (433,573)
    Service Shares ....................            --             --       (303,580)      (734,773)            --            --
    Investor A Shares .................            --             --        (65,927)      (176,487)            --            --
    Investor B Shares .................            --             --             --        (10,398)            --            --
    Investor C Shares .................            --             --             --           (762)            --            --
                                         ------------   ------------   ------------   ------------   ------------  ------------
    Total distribution from net
      investment income ...............            --             --     (1,567,710)    (3,567,166)            --      (433,573)
                                         ------------   ------------   ------------   ------------   ------------  ------------
Net realized gains:
    Institutional Shares ..............      (963,521)            --    (33,889,486)   (29,222,142)   (24,910,944)  (21,197,629)
    Service Shares ....................      (263,874)            --    (12,976,187)   (10,944,596)   (11,458,901)  (10,929,423)
    Investor A Shares .................       (25,320)            --     (3,649,391)    (3,377,127)    (2,985,189)   (2,203,319)
    Investor B Shares .................       (27,114)            --     (1,336,440)      (336,403)    (2,175,966)     (608,317)
    Investor C Shares .................          (774)            --       (318,538)          (416)      (745,438)      (61,208)
                                         ------------   ------------   ------------   ------------   ------------  ------------
    Total distributions from net
      realized gains ..................    (1,280,603)            --    (52,170,042)   (43,880,684)   (42,276,438)  (34,999,896)
                                         ------------   ------------   ------------   ------------   ------------  ------------
    Total distributions to
       shareholders ...................   (1,280,603)             --    (53,737,752)   (47,447,850)   (42,276,438)  (35,433,469)
                                         ------------   ------------   ------------   ------------   ------------  ------------
Capital share transactions ............    30,991,141    113,098,231     97,994,918     55,575,869    136,038,820   243,771,372
                                         ------------   ------------   ------------   ------------   ------------  ------------
    Total increase in net assets ......    41,828,903    136,117,699     89,283,080    156,699,730     99,303,895   339,424,844

Net assets:
    Beginning of period ...............   136,117,699             --    479,470,704    322,770,974    832,692,321   493,267,477
                                         ------------   ------------   ------------   ------------   ------------  ------------
    End of period .....................  $177,946,602   $136,117,699   $568,753,784   $479,470,704   $931,996,216  $832,692,321
                                         ============   ============   ============   ============   ============  ============


                                                INTERNATIONAL
                                              EQUITY PORTFOLIO
                                         ---------------------------
                                            FOR THE
                                          SIX MONTHS       FOR THE
                                             ENDED       YEAR ENDED
                                            3/31/98        9/30/97
                                         ------------   ------------
                                          (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income (deficit) ...  $  1,187,930   $  5,191,778
    Net gain on investments and
       foreign currency related
       transactions ...................    53,327,904     83,115,155
                                         ------------   ------------
    Net increase in net assets
      resulting from operations .......    54,515,834     88,306,933
                                         ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ..............    (5,917,557)    (8,151,028)
    Service Shares ....................    (2,234,158)    (2,965,174)
    Investor A Shares .................      (196,004)      (336,258)
    Investor B Shares .................       (32,932)       (41,787)
    Investor C Shares .................        (1,193)           (32)
                                         ------------   ------------
    Total distribution from net
      investment income ...............    (8,381,844)   (11,494,279)
                                         ------------   ------------
Net realized gains:
    Institutional Shares ..............    (5,880,920)   (11,783,420)
    Service Shares ....................    (2,710,758)    (4,941,534)
    Investor A Shares .................      (359,503)      (620,819)
    Investor B Shares .................       (85,549)       (90,494)
    Investor C Shares .................        (2,122)            --
                                         ------------   ------------
    Total distributions from net
      realized gains ..................    (9,038,852)   (17,436,267)
                                         ------------   ------------
    Total distributions to
       shareholders ...................   (17,420,696)   (28,930,546)
                                         ------------   ------------
Capital share transactions ............   (12,366,662)    29,594,684
                                         ------------   ------------
    Total increase in net assets ......    24,728,476     88,971,071

Net assets:
    Beginning of period ...............   661,413,823    572,442,752
                                         ------------   ------------
    End of period .....................  $686,142,299   $661,413,823
                                         ============   ============


-----------------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     52 & 53

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                    INTERNATIONAL                  INTERNATIONAL
                                                      SMALL CAP                  EMERGING MARKETS                  SELECT
                                                  EQUITY PORTFOLIO                   PORTFOLIO                EQUITY PORTFOLIO
                                           ------------------------------  ---------------------------   --------------------------
                                              FOR THE     FOR THE PERIOD     FOR THE                        FOR THE
                                            SIX MONTHS      9/26/97 1      SIX MONTHS        FOR THE      SIX MONTHS      FOR THE
                                               ENDED          THROUGH         ENDED         YEAR ENDED       ENDED       YEAR ENDED
                                              3/31/98         9/30/97        3/31/98         9/30/97        3/31/98       9/30/97
                                           -----------     ------------    ------------   ------------   ------------  ------------
                                           (UNAUDITED)                     (UNAUDITED)                   (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .................$    24,891     $     2,584     $    119,861   $    379,075   $  2,992,158  $  5,552,094
    Net gain (loss) on investments and
      foreign currency related
      transactions ........................  2,553,428         (94,412)     (36,749,349)    12,712,170    111,344,804   165,812,482
                                           -----------     -----------     ------------   ------------   ------------  ------------
    Net increase (decrease) in net assets
      resulting from operations ...........  2,578,319         (91,828)     (36,629,488)    13,091,245    114,336,962   171,364,576
                                           -----------     -----------     ------------   ------------   ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ..................    (81,520)           --               --         (474,769)    (2,257,532)   (4,137,153)
    Service Shares ........................     (1,514)           --               --         (179,460)      (725,505)   (1,370,431)
    Investor A Shares .....................     (2,465)           --               --          (12,546)       (58,874)      (96,476)
    Investor B Shares .....................     (2,821)           --               --             --             --         (14,738)
    Investor C Shares .....................       (560)           --               --             --             --            (111)
                                           -----------     -----------     ------------   ------------   ------------  ------------
    Total distributions from net
      investment income ...................    (88,880)           --               --         (666,775)    (3,041,911)   (5,618,909)
                                           -----------     -----------     ------------   ------------   ------------  ------------
Net realized gains:
    Institutional Shares ..................       --              --         (1,735,707)          --      (26,244,955)  (24,271,695)
    Service Shares ........................       --              --           (980,791)          --      (11,088,452)  (10,159,155)
    Investor A Shares .....................       --              --            (62,362)          --       (1,143,151)     (598,242)
    Investor B Shares .....................       --              --            (27,732)          --       (1,237,920)     (140,029)
    Investor C Shares .....................       --              --             (1,309)          --          (25,714)         (383)
                                           -----------     -----------     ------------   ------------   ------------  ------------
    Total distributions from net
      realized gains ......................       --              --         (2,807,901)          --      (39,740,192)  (35,169,504)
                                           -----------     -----------     ------------   ------------   ------------  ------------
    Total distributions to shareholders ...    (88,880)           --         (2,807,901)      (666,775)   (42,782,103)  (40,788,413)
                                           -----------     -----------     ------------   ------------   ------------  ------------
Capital share transactions ................  1,229,610      16,725,691        4,314,154     66,260,603    219,086,494    65,514,355
                                           -----------     -----------     ------------   ------------   ------------  ------------
    Total increase (decrease) in
       net assets..........................  3,719,049      16,633,863      (35,123,235)    78,685,073    290,641,353   196,090,518

Net assets:
    Beginning of period ................... 16,633,863            --        188,548,502    109,863,429    591,775,729   395,685,211
                                           -----------     -----------     ------------   ------------   ------------  ------------
    End of period .........................$20,352,912     $16,633,863     $153,425,267   $188,548,502   $882,417,082  $591,775,729
                                           ===========     ===========     ============   ============   ============  ============

                                                        INDEX
                                                   EQUITY PORTFOLIO                 BALANCED PORTFOLIO
                                            -----------------------------     -----------------------------
                                               FOR THE                           FOR THE
                                             SIX MONTHS        FOR THE         SIX MONTHS        FOR THE
                                                ENDED         YEAR ENDED         ENDED          YEAR ENDED
                                               3/31/98          9/30/97         3/31/98           9/30/97
                                            ------------     ------------     ------------     ------------
                                             (UNAUDITED)                       (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ................. $  2,792,045     $  4,982,227     $  3,803,037     $  7,571,920
    Net gain (loss) on investments and
      foreign currency related
      transactions ........................   86,885,288      107,651,902       36,093,281       62,801,064
                                            ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations ...........   89,677,333      112,634,129       39,896,318       70,372,984
                                            ------------     ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ..................   (1,287,270)      (2,473,762)        (495,111)        (972,993)
    Service Shares ........................   (1,203,494)      (1,969,191)      (2,129,279)      (4,320,625)
    Investor A Shares .....................     (154,732)        (256,444)        (980,516)      (2,073,865)
    Investor B Shares .....................      (76,071)        (100,050)        (232,442)        (283,194)
    Investor C Shares .....................      (40,263)         (53,663)          (1,696)            (622)
                                            ------------     ------------     ------------     ------------
    Total distributions from net
      investment income ...................   (2,761,830)      (4,853,110)      (3,839,044)      (7,651,299)
                                            ------------     ------------     ------------     ------------
Net realized gains:
    Institutional Shares ..................     (350,642)      (6,172,085)      (2,175,645)      (1,274,430)
    Service Shares ........................     (412,780)      (5,024,090)     (12,131,307)      (4,988,172)
    Investor A Shares .....................      (61,777)        (620,161)      (5,953,904)      (2,456,117)
    Investor B Shares .....................      (85,726)        (141,880)      (1,760,468)        (283,940)
    Investor C Shares .....................      (45,394)         (20,100)          (7,177)            --
                                            ------------     ------------     ------------     ------------
    Total distributions from net
      realized gains ......................     (956,319)     (11,978,316)     (22,028,501)      (9,002,659)
                                            ------------     ------------     ------------     ------------
    Total distributions to shareholders ...   (3,718,149)     (16,831,426)     (25,867,545)     (16,653,958)
                                            ------------     ------------     ------------     ------------
Capital share transactions ................   80,018,146      109,931,345       43,507,001       14,011,868
                                            ------------     ------------     ------------     ------------
    Total increase (decrease) in
       net assets..........................  165,977,330      205,734,048       57,535,774       67,730,894

Net assets:
    Beginning of period ...................  451,978,051      246,244,003      318,650,869      250,919,975
                                            ------------     ------------     ------------     ------------
    End of period ......................... $617,955,381     $451,978,051     $376,186,643     $318,650,869
                                            ============     ============     ============     ============



------------------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     54 & 55

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                      NET GAIN                                  DISTRIBUTIONS  NET
                               ASSET                    (LOSS) ON    DISTRIBUTIONS                   FROM NET    ASSET
                               VALUE         NET       INVESTMENTS     FROM NET     DISTRIBUTIONS    REALIZED    VALUE
                             BEGINNING   INVESTMENT   BOTH REALIZED   INVESTMENT        FROM          CAPITAL    END OF      TOTAL
                             OF PERIOD     INCOME     ND UNREALIZED)    INCOME         CAPITAL         GAINS     PERIOD     RETURN
====================================================================================================================================
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $17.53      $ 0.06        $ 1.71          $(0.06)        $  --          $(1.75)    $17.49      15.57%
9/30/97                        15.35        0.31          4.69           (0.30)           --           (2.52)     17.53      37.66
9/30/96                        13.92        0.35          2.41           (0.36)           --           (0.97)     15.35      21.01
9/30/95                        11.62        0.34          2.54           (0.33)           --           (0.25)     13.92      25.73
9/30/94                        11.68        0.27          0.16           (0.27)           --           (0.22)     11.62       3.76
9/30/93                         9.78        0.22          1.91           (0.23)           --              --      11.68      21.92
SERVICE CLASS
10/1/97 through 3/31/98 7     $17.52      $ 0.05        $ 1.73          $(0.05)        $  --          $(1.75)    $17.50      15.54%
9/30/97                        15.35        0.24          4.70           (0.25)           --           (2.52)     17.52      37.22
9/30/96                        13.92        0.32          2.40           (0.32)           --           (0.97)     15.35      20.68
9/30/95                        11.62        0.30          2.55           (0.30)           --           (0.25)     13.92      25.40
9/30/94                        11.68        0.25          0.16           (0.25)           --           (0.22)     11.62       3.51
7/29/93 1 through 9/30/93      11.21        0.04          0.48           (0.05)           --              --      11.68       4.64
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $17.52      $ 0.04        $ 1.71          $(0.04)        $  --          $(1.75)    $17.48      15.32%3
9/30/97                        15.35        0.23          4.69           (0.23)           --           (2.52)     17.52      37.01 3
9/30/96                        13.92        0.28          2.41           (0.29)           --           (0.97)     15.35      20.52 3
9/30/95                        11.62        0.27          2.56           (0.28)           --           (0.25)     13.92      25.22 3
9/30/94                        11.69        0.23          0.15           (0.23)           --           (0.22)     11.62       3.32 3
9/30/93                         9.78        0.22          1.91           (0.22)           --              --      11.69      21.95 3
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $17.44      $ 0.02        $ 1.68          $(0.02)        $  --          $(1.75)    $17.37      14.85%4
9/30/97                        15.32        0.14          4.64           (0.14)           --           (2.52)     17.44      36.40 4
1/18/96 1 through 9/30/96      13.56        0.13          1.80           (0.17)           --              --      15.32      14.26 4
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $17.44      $ 0.02        $ 1.68          $(0.02)        $  --          $(1.75)    $17.37      14.85%4
9/30/97                        15.32        0.15          4.63           (0.14)           --           (2.52)     17.44      35.99 4
8/16/96 1 through 9/30/96      14.91        0.02          0.45           (0.06)           --              --      15.32       3.16 4
-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $18.92      $ 0.02        $ 2.66          $(0.02)        $  --          $(2.64)    $18.94      16.69%
9/30/97                        14.96        0.09          4.72           (0.11)           --           (0.74)     18.92      33.69
9/30/96                        13.03        0.08          2.29           (0.06)           --           (0.38)     14.96      18.67
9/30/95                        10.19        0.13          2.88           (0.17)           --              --      13.03      29.88
9/30/94                        11.58        0.06         (1.34)          (0.01)           --           (0.10)     10.19     (11.14)
9/30/93                         9.92        0.06          2.07           (0.07)        (0.01)          (0.39)     11.58      22.18
SERVICE CLASS
10/1/97 through 3/31/98 7     $18.93      $(0.01)       $ 2.67          $   --         $  --          $(2.64)    $18.95      16.49%
9/30/97                        14.95        0.04          4.72           (0.04)           --           (0.74)     18.93      33.38
9/30/96                        13.02        0.05          2.28           (0.02)           --           (0.38)     14.95      18.34
9/30/95                        10.18        0.10          2.87           (0.13)           --              --      13.02      29.43
9/30/94                        11.57        0.03         (1.32)             --            --           (0.10)     10.18     (11.20)
7/29/93 1 through 9/30/93      10.54          --          1.03              --            --              --      11.57       9.77
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $18.91      $(0.02)       $ 2.65          $   --         $  --          $(2.64)    $18.90      16.33%3
9/30/97                        14.94        0.01          4.72           (0.02)           --           (0.74)     18.91      33.18 3
9/30/96                        13.01        0.02          2.29              --            --           (0.38)     14.94      18.18 3
9/30/95                        10.16        0.08          2.87           (0.10)           --              --      13.01      29.26 3
9/30/94                        11.57        0.02         (1.33)             --            --           (0.10)     10.16     (11.38)3
9/30/93                         9.92        0.02          2.10           (0.07)        (0.01)          (0.39)     11.57      22.08 3
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $18.69      $(0.05)       $ 2.57          $   --         $  --          $(2.64)    $18.57      15.88%4
9/30/97                        14.86       (0.07)         4.64              --            --           (0.74)     18.69      32.18 4
1/24/96 1 through 9/30/96      13.08       (0.02)         1.80              --            --              --      14.86      13.61 4
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $18.69      $(0.05)       $ 2.57          $   --         $  --          $(2.64)    $18.57      15.88%4
1/24/97 1 through 9/30/97      15.23       (0.03)         3.49              --            --              --     $18.69      22.78 4
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $12.80      $ 0.03        $ 1.26          $(0.03)        $  --          $(0.36)    $13.70      10.67%
12/27/96 1 through 9/30/97     10.00        0.10          2.80           (0.10)           --              --      12.80      29.11


                                                                                             RATIO OF NET
                                  NET                 RATIO OF EXPENSES                   INVESTMENT INCOME
                                ASSETS     RATIO OF      TO AVERAGE      RATIO OF NET        TO AVERAGE
                                END OF    EXPENSES TO    NET ASSETS    INVESTMENT INCOME     NET ASSETS     PORTFOLIO     AVERAGE
                                PERIOD    AVERAGE NET     (EXCLUDING     TO AVERAGE NET      (EXCLUDING     TURNOVER     COMMISSION
                                 (000)       ASSETS        WAIVERS)          ASSETS           WAIVERS)        RATE         RATE 5
===================================================================================================================================
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7       $796,215      0.84%2         0.84%2           1.47%2           1.47%2          23%        $0.0544
9/30/97                          743,405      0.78           0.85             1.94             1.87            37          0.0580
9/30/96                          731,024      0.75           0.84             2.40             2.32            60          0.0556
9/30/95                          508,273      0.67           0.81             2.68             2.53            12              --
9/30/94                          577,996      0.65           0.81             2.44             2.28            11              --
9/30/93                          432,776      0.80           0.83             2.07             2.04            11              --
SERVICE CLASS
10/1/97 through 3/31/98 7       $692,292      1.14%2         1.14%2           1.16%2           1.16%2          23%        $0.0544
9/30/97                          595,189      1.09           1.16             1.62             1.55            37          0.0580
9/30/96                          457,283      1.05           1.14             2.13             2.04            60          0.0556
9/30/95                          170,832      0.95           1.09             2.40             2.26            12              --
9/30/94                          105,035      0.90           1.06             2.24             2.08            11              --
7/29/93 1 through 9/30/93         23,137      0.91 2         0.94 2           2.44 2           2.41 2          11              --
INVESTOR A CLASS
10/1/97 through 3/31/98 7       $ 55,250      1.31%2         1.31%2           0.99%2           0.99%2          23%        $0.0544
9/30/97                           47,131      1.26           1.33             1.44             1.37            37          0.0580
9/30/96                           26,190      1.22           1.31             1.93             1.84            60          0.0556
9/30/95                           16,910      1.11           1.25             2.24             2.10            12              --
9/30/94                           10,412      1.05           1.21             2.08             1.92            11              --
9/30/93                            4,865      0.92           0.95             1.96             1.93            11              --
INVESTOR B CLASS
10/1/97 through 3/31/98 7       $ 29,922      2.05%2         2.05%2           0.24%2           0.24%2          23%        $0.0544
9/30/97                           19,773      2.00           2.07             0.64             0.57            37          0.0580
1/18/96 1 through 9/30/96          3,152      1.92 2         2.00 2           1.34 2           1.25 2          60          0.0556
INVESTOR C CLASS
10/1/97 through 3/31/98 7       $  2,638      2.04%2         2.04%2           0.23%2           0.23%2          23%        $0.0544
9/30/97                            1,428      2.01           2.08             0.61             0.54            37          0.0580
8/16/96 1 through 9/30/96            205      1.80 2         1.88 2           1.29 2           1.20 2          60          0.0556
-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7       $511,444      0.87%2         0.87%2           0.22%2           0.22%2          29%        $0.0588
9/30/97                          482,851      0.79           0.86             0.54             0.47            81          0.0594
9/30/96                          481,171      0.75           0.86             0.63             0.51            58          0.0598
9/30/95                          211,543      0.67           0.85             1.20             1.01            55              --
9/30/94                           97,834      0.65           0.89             0.62             0.38           212              --
9/30/93                          100,049      0.81           0.87             0.50             0.44           175              --
SERVICE CLASS
10/1/97 through 3/31/98 7       $312,301      1.17%2         1.17%2          (0.08)%2         (0.08)%2         29%        $0.0588
9/30/97                          262,409      1.10           1.17             0.24             0.17            81          0.0594
9/30/96                          191,023      1.05           1.17             0.31             0.20            58          0.0598
9/30/95                           76,769      0.95           1.13             0.91             0.73            55              --
9/30/94                           36,752      0.90           1.14             0.51             0.26           212              --
7/29/93 1 through 9/30/93          8,606      0.89 2         0.95 2          (0.03)2          (0.09)2         175              --
INVESTOR A CLASS
10/1/97 through 3/31/98 7       $ 30,043      1.36%2         1.36%2          (0.27)%2         (0.27)%2         29%        $0.0588
9/30/97                           25,575      1.27           1.34             0.07             0.0 2           81          0.0594
9/30/96                           16,579      1.22           1.34             0.15             0.04            58          0.0598
9/30/95                           10,034      1.11           1.29             0.76             0.58            55              --
9/30/94                            5,049      1.05           1.29             0.29             0.05           212              --
9/30/93                            2,362      0.91           0.97             0.18             0.12           175              --
INVESTOR B CLASS
10/1/97 through 3/31/98 7       $ 11,122      2.08%2         2.08%2          (0.99)%2         (0.99)%2         29%        $0.0588
9/30/97                            7,919      2.01           2.08            (0.66)           (0.73)           81          0.0594
1/24/96 1 through 9/30/96          2,364      1.93 2         2.05 2          (0.47)2          (0.58)2          58          0.0598
INVESTOR C CLASS
10/1/97 through 3/31/98 7       $    347      2.08%2         2.08%2          (0.99)%2         (0.99)%2         29%        $0.0588
1/24/97 1 through 9/30/97            207      2.02 2         2.09 2          (0.66) 2         (0.73)2          81          0.0594
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7       $131,033      1.14%2         1.15%2           0.86%2           0.85%2          23%        $0.0575
12/27/96 1 through 9/30/97       106,886      1.15 2         1.19 2           1.33 2           1.29 2          36          0.0528


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     56 & 57

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                      NET GAIN                                  DISTRIBUTIONS  NET
                               ASSET                    (LOSS) ON    DISTRIBUTIONS                   FROM NET    ASSET
                               VALUE         NET       INVESTMENTS     FROM NET     DISTRIBUTIONS    REALIZED    VALUE
                             BEGINNING   INVESTMENT   BOTH REALIZED   INVESTMENT        FROM          CAPITAL    END OF      TOTAL
                             OF PERIOD     INCOME     ND UNREALIZED)    INCOME         CAPITAL         GAINS     PERIOD     RETURN
====================================================================================================================================
SERVICE CLASS
10/1/97 through 3/31/98 7     $12.79      $ 0.02        $ 1.26          $(0.02)        $  --          $(0.36)    $13.69      10.54%
12/27/96 1 through 9/30/97     10.00        0.07          2.80           (0.08)           --              --      12.79      28.81
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $12.77      $ 0.01        $ 1.26          $(0.01)        $  --          $(0.36)    $13.67      10.47%3
12/27/96 1 through 9/30/97     10.00        0.07          2.78           (0.08)           --              --      12.77      28.51 3
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $12.78      $(0.01)       $ 1.26          $   --         $  --          $(0.36)    $13.67      10.16%4
12/27/96 1 through 9/30/97     10.00        0.03          2.79           (0.04)           --              --      12.78      28.23 4
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $12.78      $   --        $ 1.25          $   --         $  --          $(0.36)    $13.67      10.16%4
12/27/96 1 through 9/30/97    $10.00        0.02          2.80           (0.04)           --              --      12.78      28.23 4
---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $12.20      $(0.03)       $ 0.78          $   --         $  --          $(0.10)    $12.85       6.26%
12/27/96 1 through 9/30/97     10.00       (0.01)         2.21              --            --              --      12.20      22.00
SERVICE CLASS
10/1/97 through 3/31/98 7     $12.17      $(0.03)       $ 0.76          $   --         $  --          $(0.10)    $12.80       6.10%
12/27/96 1 through 9/30/97     10.00       (0.03)         2.20              --            --              --      12.17      21.70
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $12.14      $(0.05)       $ 0.77          $   --         $  --          $(0.10)    $12.76       6.04%3
12/27/96 1 through 9/30/97     10.00       (0.03)         2.17              --            --              --      12.14      21.40 3
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $12.11      $(0.07)       $ 0.73          $   --         $  --          $(0.10)    $12.67       5.55%4
12/27/96 1 through 9/30/97     10.00       (0.05)         2.16              --            --              --      12.11      21.10 4
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $12.11      $(0.05)       $ 0.71          $   --         $  --          $(0.10)    $12.67       5.55%4
12/27/96 1 through 9/30/97     10.00       (0.07)         2.18              --            --              --      12.11      21.10 4
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $20.20      $ 0.03        $ 1.52          $(0.03)        $  --          $(2.12)    $19.60       8.81%
9/30/97                        15.98        0.17          6.39           (0.17)           --           (2.17)     20.20      47.36
9/30/96                        15.16        0.10          1.70           (0.11)           --           (0.87)     15.98      12.64
9/30/95                        13.62        0.06          2.17           (0.08)           --           (0.61)     15.16      17.43
9/30/94                        13.08        0.04          0.77           (0.02)           --           (0.25)     13.62       6.28
9/30/93                        10.14        0.04          3.02           (0.04)           --           (0.08)     13.08      30.36
SERVICE CLASS
10/1/97 through 3/31/98 7     $20.20      $ 0.01        $ 1.51          $(0.01)        $  --          $(2.12)    $19.59       8.61%
9/30/97                        15.98        0.13          6.39           (0.13)           --           (2.17)     20.20      46.95
9/30/96                        15.15        0.06          1.70           (0.06)           --           (0.87)     15.98      12.30
9/30/95                        13.59        0.02          2.18           (0.03)           --           (0.61)     15.15      17.17
9/30/94                        13.08          --          0.77           (0.01)           --           (0.25)     13.59       5.96
7/29/93 1 through 9/30/93      12.28          --          0.80              --            --           --         13.08       6.51
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $20.20      $ 0.01        $ 1.50          $(0.01)        $  --         $ (2.12)    $19.58       8.49%3
9/30/97                        15.97        0.10          6.40           (0.10)           --           (2.17)     20.20      46.85 3
9/30/96                        15.14        0.03          1.69           (0.02)           --           (0.87)     15.97      12.06 3
9/30/95                        13.58          --          2.17              --            --           (0.61)     15.14      16.96 3
9/30/94                        13.07       (0.01)         0.77              --            --           (0.25)     13.58       5.93 3
9/30/93                        10.14        0.03          3.02           (0.04)           --           (0.08)     13.07      30.36 3
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $19.86      $   --        $ 1.44          $   --         $  --          $(2.12)    $19.18       8.14%4
9/30/97                        15.80        0.08          6.19           (0.04)           --           (2.17)     19.86      45.67 4
9/30/96                        15.06       (0.04)         1.65              --            --           (0.87)     15.80      11.34 4
10/3/94 1 through 9/30/95      13.51       (0.05)         2.21              --            --           (0.61)     15.06      16.95 4
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $19.86      $(0.02)       $ 1.46          $   --         $  --          $(2.12)    $19.18       8.14%4
10/1/96 1 through 9/30/97      15.76        0.02          6.29           (0.04)           --           (2.17)     19.86      46.04 4
-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $23.62      $(0.02)       $(0.02)         $   --         $  --          $(1.14)    $22.44       0.05%
9/30/97                        21.94        0.02          3.18           (0.03)           --           (1.49)     23.62      15.89
9/30/96                        15.06       (0.01)         6.91           (0.02)           --              --      21.94      45.87
9/30/95                        10.16        0.02          4.90           (0.02)           --              --      15.06      48.50
9/30/94                        10.47        0.03         (0.33)          (0.01)           --              --      10.16      (2.89)
9/14/93 1 through 9/30/93      10.00          --          0.47              --            --              --      10.47       4.70


                                                                                           RATIO OF NET
                                 NET                 RATIO OF EXPENSES                   INVESTMENT INCOME
                               ASSETS     RATIO OF      TO AVERAGE      RATIO OF NET        TO AVERAGE
                               END OF    EXPENSES TO    NET ASSETS    INVESTMENT INCOME     NET ASSETS     PORTFOLIO     AVERAGE
                               PERIOD    AVERAGE NET     (EXCLUDING     TO AVERAGE NET      (EXCLUDING     TURNOVER     COMMISSION
                                (000)       ASSETS        WAIVERS)          ASSETS           WAIVERS)        RATE         RATE 5
==================================================================================================================================
SERVICE CLASS
10/1/97 through 3/31/98 7      $ 41,023      1.44%2         1.45%2           0.57%2           0.56%2          23%        $0.0575
12/27/96 1 through 9/30/97       22,757      1.44 2         1.48 2           0.98 2           0.94 2          36          0.0528
INVESTOR A CLASS
10/1/97 through 3/31/98 7      $  4,139      1.60%2         1.61%2           0.39%2           0.38%2          23%        $0.0575
12/27/96 1 through 9/30/97        2,315      1.61 2         1.64 2           0.77 2           0.73 2          36          0.0528
INVESTOR B CLASS
10/1/97 through 3/31/98 7      $  6,433      2.34%2         2.35%2          (0.35)%2         (0.36)%2         23%        $0.0575
12/27/96 1 through 9/30/97        2,911      2.32 2         2.36 2           0.04 2           0.0 2           36          0.0528
INVESTOR C CLASS
10/1/97 through 3/31/98 7      $    161      2.30%2         2.31%2          (0.37)%2         (0.38)%2         23%        $0.0575
12/27/96 1 through 9/30/97           21      2.33 2         2.37 2           0.13 2           0.09 2          36          0.0528
---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7      $130,896      1.13%2         1.14%2          (0.51)%2         (0.52)%2         70%        $0.0587
12/27/96 1 through 9/30/97      107,709      1.13 2         1.17 2          (0.16)2          (0.20)2          64          0.0576
SERVICE CLASS
10/1/97 through 3/31/98 7      $ 39,326      1.43%2         1.44%2          (0.80)%2         (0.81)%2         70%        $0.0587
12/27/96 1 through 9/30/97       22,984      1.44 2         1.48 2          (0.54)2          (0.58)2          64          0.0576
INVESTOR A CLASS
10/1/97 through 3/31/98 7      $  3,514      1.60%2         1.61%2          (0.97)%2         (0.98)%2         70%        $0.0587
12/27/96 1 through 9/30/97        2,650      1.59 2         1.63 2          (0.73)2          (0.77)2          64          0.0576
INVESTOR B CLASS
10/1/97 through 3/31/98 7      $  4,068      2.34%2         2.35%2          (1.71)%2         (1.72)%2         70%        $0.0587
12/27/96 1 through 9/30/97        2,691      2.32 2         2.36 2          (1.50)2          (1.54)2          64          0.0576
INVESTOR C CLASS
10/1/97 through 3/31/98 7      $    143      2.34%2         2.35%2          (1.71)%2         (1.72)%2         70%        $0.0587
12/27/96 1 through 9/30/97           85      2.35 2         2.39 2          (1.49)2          (1.53)2          64          0.0576
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7      $351,208      0.88%2         0.88%2           0.76%2           0.76%2          23%        $0.0541
9/30/97                         309,899      0.87           0.88             1.09             1.08            66          0.0504
9/30/96                         214,828      0.85           0.86             0.68             0.67            50          0.0580
9/30/95                         168,334      0.75           0.84             0.44             0.35            31              --
9/30/94                         168,360      0.73           0.85             0.28             0.16            18              --
9/30/93                         128,805      0.83           0.87             0.31             0.27            41              --
SERVICE CLASS
10/1/97 through 3/31/98 7      $147,924      1.18%2         1.18%2           0.47%2           0.47%2          23%        $0.0541
9/30/97                         122,431      1.17           1.18             0.79             0.78            66          0.0504
9/30/96                          80,981      1.15           1.16             0.38             0.37            50          0.0580
9/30/95                          61,313      1.02           1.12             0.16             0.07            31              --
9/30/94                          45,372      0.98           1.10             0.03            (0.09)           18              --
7/29/93 1 through 9/30/93        21,689      0.99 2         1.03 2           0.12 2           0.08 2          41              --
INVESTOR A CLASS
10/1/97 through 3/31/98 7      $ 42,120      1.18%2         1.18%2           0.31%2           0.31%2          23%        $0.0541
9/30/97                          34,031      1.34           1.35             0.63             0.62            66          0.0504
9/30/96                          24,605      1.32           1.33             0.20             0.19            50          0.0580
9/30/95                          21,563      1.18           1.28             0.0             (0.09)           31              --
9/30/94                          16,884      1.13           1.25            (0.11)           (0.23)           18              --
9/30/93                           9,084      0.94           0.98             0.19             0.15            41              --
INVESTOR B CLASS
10/1/97 through 3/31/98 7      $ 21,899      2.08%2         2.08%2          (0.40)%2         (0.40)%2         23%        $0.0541
9/30/97                          11,001      2.07           2.08            (0.15)           (0.16)           66          0.0504
9/30/96                           2,357      2.04           2.05            (0.50)           (0.51)           50          0.0580
10/3/94 1 through 9/30/95         1,477      1.80 2         1.89 2          (0.61)2          (0.70)2          31              --
INVESTOR C CLASS
10/1/97 through 3/31/98 7      $  5,603      2.08%2         2.08%2          (0.40)%2         (0.40)%2         23%        $0.0541
10/1/96 1 through 9/30/97         2,109      2.04 2         2.05 2          (0.18)2          (0.19)2          66          0.0504
-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7      $565,414      0.88%2         0.88%2          (0.21)%2         (0.21)%2         70%        $0.0576
9/30/97                         495,904      0.87           0.87             0.01             0.01            82          0.0572
9/30/96                         299,563      0.86           0.88            (0.07)           (0.09)           89          0.0569
9/30/95                         145,915      0.75           0.88             0.22             0.09            74              --
9/30/94                          65,612      0.48           1.04             0.45            (0.10)           89              --
9/14/93 1 through 9/30/93        11,310      0.73 2         1.42 2          (0.11)2          (0.80)2           9              --

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     58 & 59

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                      NET GAIN                                  DISTRIBUTIONS  NET
                               ASSET                    (LOSS) ON    DISTRIBUTIONS                   FROM NET    ASSET
                               VALUE         NET       INVESTMENTS     FROM NET     DISTRIBUTIONS    REALIZED    VALUE
                             BEGINNING   INVESTMENT   BOTH REALIZED   INVESTMENT        FROM          CAPITAL    END OF    TOTAL
                             OF PERIOD     INCOME     ND UNREALIZED)    INCOME         CAPITAL         GAINS     PERIOD   RETURN
===================================================================================================================================
SERVICE CLASS
10/1/97 through 3/31/98 7     $23.43      $(0.04)       ($0.06)         $   --         $  --          $(1.14)    $22.19    (0.18)%
9/30/97                        21.80       (0.03)        $3.15              --            --           (1.49)     23.43    15.54
9/30/96                        15.02       (0.06)         6.84              --            --              --      21.80    45.14
9/30/95                        10.14       (0.01)         4.89              --            --              --      15.02    48.13
9/30/94                        10.47        0.01         (0.34)             --            --              --      10.14    (3.12)
9/15/93 1 through 9/30/93       9.96          --          0.51              --            --              --      10.47     5.12
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $23.25      $(0.06)       $(0.05)         $   --         $  --          $(1.14)    $22.00    (0.22)%3
9/30/97                        21.69       (0.04)         3.09              --            --           (1.49)     23.25    15.28 3
9/30/96                        14.98       (0.06)         6.77              --            --              --      21.69    44.79 3
9/30/95                        10.12       (0.02)         4.88              --            --              --      14.98    48.02 3
9/30/94                        10.47          --         (0.35)             --            --              --      10.12    (3.33)3
9/15/93 1 through 9/30/93       9.96          --          0.51              --            --              --      10.47     5.12 3
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $22.89      $(0.11)       $(0.05)         $   --         $  --          $(1.14)    $21.59    (0.50)%4
9/30/97                        21.53       (0.07)         2.92              --            --           (1.49)     22.89    14.47 4
1/18/96 1 through 9/30/96      14.87       (0.07)         6.73              --            --              --      21.53    38.27 4
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $22.89      $(0.12)       $(0.04)         $   --         $  --          $(1.14)    $21.59    (0.50)%4
9/30/97                        21.53       (0.11)         2.96              --            --           (1.49)     22.89    14.47 4
9/6/96 1 through 9/30/96       19.66       (0.01)         1.88              --            --              --      21.53     9.51 4
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $14.65      $(0.02)       $ 1.18          $(0.20)        $  --          $(0.20)    $15.41     8.29%
9/30/97                        13.43        0.14          1.77           (0.28)           --           (0.41)     14.65    14.88
9/30/96                        13.27        0.17          0.84           (0.18)           --           (0.67)     13.43     8.01
9/30/95                        13.44        0.17          0.13           (0.11)           --           (0.36)     13.27     2.46
9/30/94                        12.48        0.15          1.17           (0.11)           --           (0.25)     13.44    10.71
9/30/93                         9.87        0.11          2.61           (0.11)           --              --      12.48    27.72
SERVICE CLASS
10/1/97 through 3/31/98 7     $14.58      $(0.01)       $ 1.14          $(0.16)        $  --          $(0.20)    $15.35     8.08%
9/30/97                        13.37        0.10          1.76           (0.24)           --           (0.41)     14.58    14.52
9/30/96                        13.24        0.19          0.78           (0.17)           --           (0.67)     13.37     7.71
9/30/95                        13.41        0.11          0.16           (0.08)           --           (0.36)     13.24     2.19
9/30/94                        12.47        0.14          1.14           (0.09)           --           (0.25)     13.41    10.36
7/29/93 1 through 9/30/93      11.76        0.02          0.69              --            --              --      12.47     6.03
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $14.57      $(0.05)       $ 1.17          $(0.13)        $  --          $(0.20)    $15.36     7.98%3
9/30/97                        13.36        0.07          1.77           (0.22)           --           (0.41)     14.57    14.36 3
9/30/96                        13.24        0.14          0.81           (0.16)           --           (0.67)     13.36     7.58 3
9/30/95                        13.40        0.11          0.13           (0.04)           --           (0.36)     13.24     2.00 3
9/30/94                        12.47        0.12          1.15           (0.09)           --           (0.25)     13.40    10.24 3
9/30/93                         9.87        0.12          2.59           (0.11)           --              --      12.47    27.72 3
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $14.38      $(0.05)       $ 1.11          $(0.07)        $  --          $(0.20)    $15.17     7.64%4
9/30/97                        13.23        0.07          1.66           (0.17)           --           (0.41)     14.38    13.63 4
9/30/96                        13.20        0.08          0.77           (0.15)           --           (0.67)     13.23     6.81 4
10/3/94 1 through 9/30/95      13.35        0.05          0.16              --            --           (0.36)     13.20     1.77 4
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $14.38      $(0.02)       $ 1.08          $(0.07)        $  --          $(0.20)    $15.17     7.64%4
12/5/96 1 through 9/30/97      13.21        0.15          1.19           (0.17)           --              --      14.38    10.33 4
------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $ 9.94      $ 0.02        $ 1.41          $(0.05)        $  --          $   --     $11.32    14.18%
9/26/97 1 through 9/30/97      10.00          --         (0.06)             --            --              --       9.94    (0.30)
SERVICE CLASS
10/1/97 through 3/31/98 7     $ 9.94      $(0.02)       $ 1.44          $(0.05)        $  --          $   --     $11.31    14.03%
9/26/97 1 through 9/30/97      10.00          --         (0.06)             --            --              --       9.94    (0.30)
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $ 9.94      $ 0.00        $ 1.41          $(0.03)        $  --          $   --     $11.32    13.94%3
9/26/97 1 through 9/30/97      10.00          --         (0.06)             --            --              --       9.94    (0.30)3
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $ 9.94      $(0.03)       $ 1.40          $(0.02)        $  --          $   --     $11.29    13.46%4
9/26/97 1 through 9/30/97      10.00          --         (0.06)             --            --              --       9.94    (0.30)4


                                                                                           RATIO OF NET
                                NET                 RATIO OF EXPENSES                   INVESTMENT INCOME
                              ASSETS     RATIO OF      TO AVERAGE      RATIO OF NET        TO AVERAGE
                              END OF    EXPENSES TO    NET ASSETS    INVESTMENT INCOME     NET ASSETS     PORTFOLIO     AVERAGE
                              PERIOD    AVERAGE NET     (EXCLUDING     TO AVERAGE NET      (EXCLUDING     TURNOVER     COMMISSION
                               (000)       ASSETS        WAIVERS)          ASSETS           WAIVERS)        RATE         RATE 5
=================================================================================================================================
SERVICE CLASS
10/1/97 through 3/31/98 7     $243,053      1.18%2         0.18%2          (0.51)%2         (0.51)%2         70%        $0.0576
9/30/97                        225,089      1.17           1.17            (0.29)           (0.29)           82          0.0572
9/30/96                        158,901      1.16           1.18            (0.38)           (0.40)           89          0.0569
9/30/95                         62,604      1.03           1.16            (0.07)           (0.20)           74              --
9/30/94                         22,648      0.71           1.27             0.21            (0.34)           89              --
9/15/93 1 through 9/30/93          911      0.99 2         1.68 2          (0.34)2          (1.03)2           9              --
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $ 59,949      1.36%2         1.36%2          (0.69)%2         (0.69)%2         70%        $0.0576
9/30/97                         57,323      1.34           1.34            (0.46)           (0.46)           82          0.0572
9/30/96                         27,954      1.33           1.35            (0.55)           (0.57)           89          0.0569
9/30/95                          7,348      1.20           1.33            (0.24)           (0.36)           74              --
9/30/94                          1,620      0.86           1.42             0.07            (0.49)           89              --
9/15/93 1 through 9/30/93           41      1.13 2         1.82 2          (0.48)2          (1.17)2           9              --
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $ 47,993      2.09%2         2.09%2          (1.43)%2         (1.43)%2         70%        $0.0576
9/30/97                         40,270      2.07           2.07            (1.23)           (1.23)           82          0.0572
1/18/96 1 through 9/30/96        6,520      2.06 2         2.08 2          (1.34)2          (1.36)2          89          0.0569
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $ 15,587      2.10%2         2.10%2          (1.43)%2         (1.43)%2         70%        $0.0576
9/30/97                         14,106      2.07           2.07            (1.25)           (1.25)           82          0.0572
9/6/96 1 through 9/30/96           329      1.74 2         1.76 2          (0.93)2          (0.95)2          89          0.0569
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $435,503      1.06%2         1.16%2           0.49%2           0.39%2          30%        $0.0193
9/30/97                        433,135      1.06           1.16             0.94             0.84            62          0.0166
9/30/96                        388,588      1.36           1.46             0.65             0.54            70          0.0158
9/30/95                        312,588      1.53           1.63             0.50             0.40           105              --
9/30/94                        284,905      0.95           1.14             1.27             1.08            37              --
9/30/93                        131,052      1.10           1.16             1.17             1.11            31              --
SERVICE CLASS
10/1/97 through 3/31/98 7     $220,797      1.36%2         1.46%2           0.20%2           0.10%2          30%        $0.0193
9/30/97                        199,939      1.36           1.46             0.42             0.32            62          0.0166
9/30/96                        161,321      1.36           1.47             0.71             0.60            70          0.0158
9/30/95                        106,045      1.25           1.42             1.16             0.98           105              --
9/30/94                         75,174      1.20           1.39             1.09             0.90            37              --
7/29/93 1 through 9/30/93       11,985      1.18 2         1.24 2           1.01 2           0.95 2          31              --
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $ 22,456      1.53%2         1.63%2          (0.01)%2         (0.11)%2         30%        $0.0193
9/30/97                         22,335      1.53           1.63             0.50             0.40            62          0.0166
9/30/96                         19,842      1.53           1.64             0.45             0.34            70          0.0158
9/30/95                         17,721      1.40           1.58             0.97             0.80           105              --
9/30/94                         14,433      1.35           1.54             0.96             0.77            37              --
9/30/93                          3,669      1.25           1.31             1.27             1.21            31              --
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $  7,088      2.27%2         2.37%2          (0.70)%2         (0.80)%2         30%        $0.0193
9/30/97                          5,850      2.27           2.37            (0.22)           (0.32)           62          0.0166
9/30/96                          2,692      2.23           2.34            (0.18)           (0.29)           70          0.0158
10/3/94 1 through 9/30/95        1,071      2.06 2         2.23 2           0.59 2           0.41 2         105              --
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $    298      2.27%2         2.37%2          (0.59)%2         (0.69)%2         30%        $0.0193
12/5/96 1 through 9/30/97          155      2.28 2         2.38 2          (0.48)2          (0.58)2          62          0.0166
------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $ 16,918      1.30%2         1.77%2           0.42%2          (0.05)%2         41%        $0.0201
9/26/97 1 through 9/30/97       15,415      1.33 2         1.55 2           1.42 2           1.19 2           0          0.0268
SERVICE CLASS
10/1/97 through 3/31/98 7     $    325      1.60%2         2.07%2          (0.02)%2         (0.49)%2         41%        $0.0201
9/26/97 1 through 9/30/97           10      1.63 2         1.86 2           1.42 2           1.19 2           0          0.0268
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $    877      1.76%2         2.23%2          (0.08)%2         (0.55)%2         41%        $0.0201
9/26/97 1 through 9/30/97          326      1.30 2         1.52 2           1.44 2           1.22 2           0          0.0268
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $  1,857      2.50%2         2.97%2          (0.82)%2         (1.29)%2         41%        $0.0201
9/26/97 1 through 9/30/97          711      1.30 2         1.52 2           1.58 2           1.35 2           0          0.0268


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     60 & 61

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                      NET GAIN                                  DISTRIBUTIONS  NET
                               ASSET                    (LOSS) ON    DISTRIBUTIONS                   FROM NET    ASSET
                               VALUE         NET       INVESTMENTS     FROM NET     DISTRIBUTIONS    REALIZED    VALUE
                             BEGINNING   INVESTMENT   BOTH REALIZED   INVESTMENT        FROM          CAPITAL    END OF     TOTAL
                             OF PERIOD     INCOME     ND UNREALIZED)    INCOME         CAPITAL         GAINS     PERIOD    RETURN
====================================================================================================================================
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $ 9.94      $(0.03)       $ 1.40          $(0.02)        $  --          $   --     $11.29     13.46%4
9/26/97 1 through 9/30/97      10.00          --         (0.06)             --            --              --       9.94     (0.30)4
-----------------------------
INTERNATIONAL EMERGING EQUITY
-----------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $ 9.69      $   --        ($1.88)         $   --         $  --          $(0.14)    $ 7.67    (19.47)%
9/30/97                         8.76        0.03        $ 0.95           (0.05)           --              --       9.69     11.16
9/30/96                         8.19        0.08          0.50              --            --           (0.01)      8.76      6.97
9/30/95                        10.56        0.08         (2.15)          (0.10)        (0.01)          (0.19)      8.19    (19.72)
6/17/94 1 through 9/30/94      10.00        0.03          0.53              --            --              --      10.56      5.60
SERVICE CLASS
10/1/97 through 3/31/98 7     $ 9.63      $(0.02)       $(1.86)         $   --         $  --          $(0.14)    $ 7.61    (19.60)%
9/30/97                         8.72        0.01          0.93           (0.03)           --              --       9.63     10.74
9/30/96                         8.18        0.04          0.51              --            --           (0.01)      8.72      6.61
9/30/95                        10.55        0.06         (2.15)          (0.08)        (0.01)          (0.19)      8.18    (19.91)
6/17/94 1 through 9/30/94      10.00        0.02          0.53              --            --              --      10.55      5.50
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $ 9.60      $ 0.02        $(1.90)         $   --         $  --          $(0.14)    $ 7.58    (19.66)%3
9/30/97                         8.71       (0.06)         0.98           (0.03)           --              --       9.60     10.51 3
9/30/96                         8.18        0.02          0.52              --            --           (0.01)      8.71      6.49 3
9/30/95                        10.54        0.03         (2.14)          (0.05)        (0.01)          (0.19)      8.18    (20.12)3
6/17/94 1 through 9/30/94      10.00        0.02          0.52              --            --              --      10.54      5.40 3
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $ 9.54      $(0.04)       $(1.86)         $   --         $  --          $(0.14)    $ 7.50    (20.00)%4
9/30/97                         8.69       (0.04)         0.89              --            --              --       9.54      9.78 4
4/25/96 1 through 9/30/96       8.85          --         (0.16)             --            --              --       8.69     (1.81)4
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $ 9.54      $(0.04)       $(1.86)         $   --         $  --          $(0.14)    $ 7.50    (20.00)%4
3/21/97 1 through 9/30/97       9.70       (0.01)        (0.15)             --            --              --       9.54     (3.08)4
-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $17.51      $ 0.04        $ 2.34          $(0.04)        $  --          $(1.00)    $18.85     14.85%
9/30/97                        13.57        0.19          5.15           (0.19)           --           (1.21)     17.51     42.50
9/30/96                        11.88        0.21          2.08           (0.21)           --           (0.39)     13.57     19.84
9/30/95                         9.92        0.22          2.08           (0.22)           --           (0.12)     11.88     23.76
9/30/94                         9.97        0.22         (0.04)          (0.23)           --              --       9.92      1.79
9/13/93 1 through 9/30/93      10.00        0.01         (0.04)             --            --              --       9.97     (0.30)
SERVICE CLASS
10/1/97 through 3/31/98 7     $17.50      $ 0.04        $ 2.33          $(0.03)        $  --          $(1.00)    $18.84     14.71%
9/30/97                        13.56        0.11          5.18           (0.14)           --           (1.21)     17.50     42.12
9/30/96                        11.88        0.17          2.07           (0.17)           --           (0.39)     13.56     19.43
9/30/95                         9.92        0.22          2.05           (0.19)           --           (0.12)     11.88     23.43
9/30/94                         9.97        0.19         (0.04)          (0.20)           --              --       9.92      1.55
9/15/93 1 through 9/30/93      10.00          --         (0.03)             --            --              --       9.97     (0.30)
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $17.50      $ 0.02        $ 2.34          $(0.02)        $  --          $(1.00)    $18.84     14.62%3
9/30/97                        13.56        0.11          5.16           (0.12)           --           (1.21)     17.50     41.95 3
9/30/96                        11.88        0.15          2.07           (0.15)           --           (0.39)     13.56     19.23 3
9/30/95                         9.92        0.20          2.06           (0.18)           --           (0.12)     11.88     23.29 3
10/13/93 1 through 9/30/94      9.96        0.18         (0.03)          (0.19)           --              --       9.92      1.54 3
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $17.40      $(0.01)       $ 2.31          $   --         $  --          $(1.00)    $18.70     14.19%4
9/30/97                        13.54        0.05          5.07           (0.05)           --           (1.21)     17.40     40.70 4
3/27/96 1 through 9/30/96      12.83        0.04          0.73           (0.06)           --              --      13.54      6.58 4
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $17.40      $(0.01)       $ 2.31          $   --         $  --          $(1.00)    $18.70     14.19%4
9/30/97                        13.54        0.04          5.08           (0.05)           --           (1.21)     17.40     40.70 4
9/27/96 1 through 9/30/96      13.52          --          0.02              --            --              --      13.54      0.15 4
------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $18.32      $ 0.14        $ 2.96          $(0.13)        $  --          $(0.04)    $21.25      17.04%
9/30/97                        13.97        0.04          5.02           (0.03)           --           (0.68)     18.32      39.78
9/30/96                        13.58        0.30          2.13           (0.34)           --           (1.70)     13.97      19.82
9/30/95                        10.93        0.38          2.73           (0.34)           --           (0.12)     13.58      29.30
9/30/94                        11.02        0.31          0.03           (0.32)           --           (0.11)     10.93       3.07
9/30/93                        10.06        0.27          0.97           (0.28)           --              --      11.02      12.40

                                                                                              RATIO OF NET
                               NET                RATIO OF EXPENSES                         INVESTMENT INCOME
                             ASSETS    RATIO OF      TO AVERAGE             RATIO OF NET       TO AVERAGE
                             END OF   EXPENSES TO    NET ASSETS           INVESTMENT INCOME     NET ASSETS   PORTFOLIO   AVERAGE
                             PERIOD   AVERAGE NET     (EXCLUDING           TO AVERAGE NET      (EXCLUDING    TURNOVER   COMMISSION
                              (000)      ASSETS        WAIVERS)                ASSETS           WAIVERS)       RATE       RATE 5
====================================================================================================================================
INVESTOR C CLASS
10/1/97 through 3/31/98 7  $    376    2.50%2         2.97%2                 (0.81)%2           (1.28)%2         41%      $0.0201
9/26/97 1 through 9/30/97       182    1.30 2         1.52 2                  1.44 2             1.22 2           0        0.0268
-----------------------------
INTERNATIONAL EMERGING EQUITY
-----------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7  $ 94,501    1.78%2         1.89%2                  0.29%2             0.18%2          19%      $0.0009
9/30/97                     116,107    1.78           1.87                    0.37               0.27            33        0.0016
9/30/96                      68,664    1.78           1.88                    0.96               0.87            44        0.0018
9/30/95                      29,319    1.78           2.02                    1.90               1.66            75            --
6/17/94 1 through 9/30/94     2,511    1.75 2         2.73 2                  1.19 2             0.21 2           4            --
SERVICE CLASS
10/1/97 through 3/31/98 7  $ 54,143    2.08%2         2.19%2                 (0.02)%2           (0.13)%2         19%      $0.0009
9/30/97                      66,064    2.08           2.17                    0.09              (0.01)           33        0.0016
9/30/96                      37,987    2.08           2.18                    0.70               0.60            44        0.0018
9/30/95                      15,020    2.06           2.30                    1.72               1.48            75            --
6/17/94 1 through 9/30/94     3,505    2.00 2         2.98 2                  1.10 2             0.12 2           4            --
INVESTOR A CLASS
10/1/97 through 3/31/98 7  $  3,268    2.25%2         2.36%2                 (0.23)%2           (0.34)%2         19%      $0.0009
9/30/97                       4,454    2.25           2.34                   (0.08)             (0.18)           33        0.0016
9/30/96                       2,996    2.26           2.35                    0.45               0.35            44        0.0018
9/30/95                       2,563    2.20           2.44                    1.54               1.30            75            --
6/17/94 1 through 9/30/94     2,857    2.15 2         3.13 2                  0.74 2            (0.24)2           4            --
INVESTOR B CLASS
10/1/97 through 3/31/98 7  $  1,425    3.00%2         3.11%2                 (0.96)%2           (1.07)%2         19%      $0.0009
9/30/97                       1,836    2.98           3.07                   (0.80)             (0.90)           33        0.0016
4/25/96 1 through 9/30/96       216    2.90 2         3.00 2                  0.17 2             0.07 2          44        0.0018
INVESTOR C CLASS
10/1/97 through 3/31/98 7  $     88    2.97%2         3.08%2                 (1.03)%2           (1.14)%2         19%      $0.0009
3/21/97 1 through 9/30/97        88    2.58 2         2.67 2                 (0.27)2            (0.37)2          33        0.0016
-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7  $550,584    0.86%2         0.86%2                  0.97%2             0.97%2          10%      $0.0507
9/30/97                     379,687    0.79           0.86                    1.24               1.17            29        0.0547
9/30/96                     274,434    0.74           0.87                    1.70               1.58            55        0.0487
9/30/95                     238,813    0.67           0.85                    2.35               2.17            51            --
9/30/94                      48,123    0.65           0.93                    2.11               1.82            88            --
9/13/93 1 through 9/30/93    69,268    0.65 2         0.87 2                  2.17 2             1.95 2           2            --
SERVICE CLASS
10/1/97 through 3/31/98 7  $268,135    1.16%2         1.16%2                  0.66%2             0.66%2          10%      $0.0507
9/30/97                     174,418    1.09           1.16                    0.93               0.86            29        0.0547
9/30/96                     113,777    1.04           1.17                    1.41               1.28            55        0.0487
9/30/95                      83,705    0.95           1.13                    2.10               1.91            51            --
9/30/94                      49,293    0.90           1.18                    1.96               1.68            88            --
9/15/93 1 through 9/30/93       704    0.90 2         1.12 2                  1.92 2             1.70 2           2            --
INVESTOR A CLASS
10/1/97 through 3/31/98 7  $ 28,771    1.33%2         1.33%2                  0.48%2             0.48%2          10%      $0.0507
9/30/97                      18,949    1.27           1.34                    0.75               0.68            29        0.0547
9/30/96                       6,228    1.21           1.34                    1.24               1.11            55        0.0487
9/30/95                       3,808    1.12           1.30                    1.91               1.73            51            --
10/13/93 1 through 9/30/94      601    1.05 2         1.34 2                  1.89 2             1.60 2          88            --
INVESTOR B CLASS
10/1/97 through 3/31/98 7  $ 33,647    2.07%2         2.07%2                 (0.25)%2           (0.26)%2         10%      $0.0507
9/30/97                      18,345    2.01           2.08                   (0.02)             (0.09)           29        0.0547
3/27/96 1 through 9/30/96     1,196    1.92 2         2.04 2                  0.59 2             0.46 2          55        0.0487
INVESTOR C CLASS
10/1/97 through 3/31/98 7  $  1,280    2.05%2         2.05%2                 (0.26)%2           (0.26)%2         10%      $0.0507
9/30/97                         377    2.01           2.08                   (0.12)             (0.19)           29        0.0547
9/27/96 1 through 9/30/96        50    0.0 2          0.0 2                   0.0 2              0.0 2           55        0.0487
------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7  $205,424    0.18%2         0.36%2(DOUBLE DAGGER)   1.42%2             1.24%2          --*      $    --*
9/30/97                     166,786    0.18           0.38(DOUBLE DAGGER)     1.71               1.51            --*           --*
9/30/96                     127,076    0.18           0.50(DOUBLE DAGGER)     2.29               1.98          0.18 6*     0.0319 6*
9/30/95                     109,433    0.17           0.50                    2.92               2.59          0.18            --
9/30/94                     147,746    0.15           0.52                    2.72               2.35            17            --
9/30/93                     186,163    0.40           0.52                    2.46               2.34             8            --

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     62 & 63

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                      NET GAIN                                  DISTRIBUTIONS  NET
                               ASSET                    (LOSS) ON    DISTRIBUTIONS                   FROM NET    ASSET
                               VALUE         NET       INVESTMENTS     FROM NET     DISTRIBUTIONS    REALIZED    VALUE
                             BEGINNING   INVESTMENT   BOTH REALIZED   INVESTMENT        FROM          CAPITAL    END OF      TOTAL
                             OF PERIOD     INCOME     ND UNREALIZED)    INCOME         CAPITAL         GAINS     PERIOD     RETURN
====================================================================================================================================
SERVICE CLASS
10/1/97 through 3/31/98 7     $18.32      $ 0.11        $ 2.96          $(0.11)        $  --          $(0.04)    $21.24      16.83%
9/30/97                        13.97        0.23          5.01           (0.21)           --           (0.68)     18.32      39.58
9/30/96                        13.58        0.29          2.10           (0.30)           --           (1.70)     13.97      19.45
9/30/95                        10.93        0.35          2.73           (0.31)           --           (0.12)     13.58      28.99
9/30/94                        11.02        0.29          0.02           (0.29)           --           (0.11)     10.93       2.78
7/29/93 1 through 9/30/93      10.76        0.05          0.29           (0.08)           --              --      11.02       3.16
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $18.32      $ 0.14        $ 2.90          $(0.09)        $  --          $(0.04)    $21.23      16.68%3
9/30/97                        13.96        0.21          5.02           (0.19)           --           (0.68)     18.32      39.49 3
9/30/96                        13.58        0.27          2.09           (0.28)           --           (1.70)     13.96      19.31 3
9/30/95                        10.93        0.34          2.73           (0.30)           --           (0.12)     13.58      28.77 3
9/30/94                        11.02        0.25          0.04           (0.27)           --           (0.11)     10.93       2.66 3
9/30/93                        10.06        0.27          0.96           (0.27)           --              --      11.02      12.33 3
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $18.22      $ 0.03        $ 2.94          $(0.03)        $  --          $(0.04)    $21.12      16.36%4
9/30/97                        13.93        0.13          4.94           (0.10)           --           (0.68)     18.22      38.31 4
2/7/96 1 through 9/30/96       13.20        0.08          0.77           (0.12)           --              --      13.93       6.50 4
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $18.22      $ 0.03        $ 2.94          $(0.03)        $  --          $(0.04)    $21.12      16.36%4
9/30/97                        13.93        0.13          4.94           (0.10)           --           (0.68)     18.22      38.31 4
8/14/96 1 through 9/30/96      13.47        0.02          0.50           (0.06)           --              --      13.93       3.90 4
--------
BALANCED
--------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7     $18.22      $ 0.10        $ 1.87          $(0.12)        $  --          $(1.25)    $18.82      12.36%
9/30/97                        15.10        0.52          3.62           (0.50)           --           (0.52)     18.22      28.43
9/30/96                        13.73        0.46          1.49           (0.45)           --           (0.13)     15.10      14.43
9/30/95                        11.98        0.46          1.90           (0.47)           --           (0.14)     13.73      20.32
9/30/94                        12.42        0.38         (0.39)          (0.37)           --           (0.06)     11.98      (0.11)
9/30/93                        11.53        0.30          1.15           (0.30)           --           (0.26)     12.42      12.86
SERVICE CLASS
10/1/97 through 3/31/98 7     $18.21      $ 0.11        $ 1.84          $(0.11)        $  --          $(1.25)    $18.80      12.17%
9/30/97                        15.09        0.45          3.64           (0.45)           --           (0.52)     18.21      28.07
9/30/96                        13.72        0.42          1.49           (0.41)           --           (0.13)     15.09      14.11
9/30/95                        11.98        0.44          1.88           (0.44)           --           (0.14)     13.72      19.94
9/30/94                        12.42        0.34         (0.38)          (0.34)           --           (0.06)     11.98      (0.36)
7/29/93 1 through 9/30/93      12.05        0.06          0.38           (0.07)           --           --         12.42       3.66
INVESTOR A CLASS
10/1/97 through 3/31/98 7     $18.22      $ 0.14        $ 1.80          $(0.10)        $  --          $(1.25)    $18.81      12.11%3
9/30/97                        15.10        0.39          3.68           (0.43)           --           (0.52)     18.22      27.93 3
9/30/96                        13.73        0.40          1.49           (0.39)           --           (0.13)     15.10      13.98 3
9/30/95                        11.98        0.43          1.88           (0.42)           --           (0.14)     13.73      19.86 3
9/30/94                        12.42        0.32         (0.38)          (0.32)           --           (0.06)     11.98      (0.50)3
9/30/93                        11.53        0.30          1.14           (0.29)           --           (0.26)     12.42      12.80 3
INVESTOR B CLASS
10/1/97 through 3/31/98 7     $18.13      $ 0.07        $ 1.82          $(0.07)        $  --          $(1.25)    $18.70      11.67%4
9/30/97                        15.04        0.31          3.61           (0.31)           --           (0.52)     18.13      26.95 4
9/30/96                        13.69        0.31          1.47           (0.30)           --           (0.13)     15.04      13.14 4
10/3/94 1 through 9/30/95      11.95        0.33          1.93           (0.38)           --           (0.14)     13.69      19.38 4
INVESTOR C CLASS
10/1/97 through 3/31/98 7     $18.13      $ 0.06        $ 1.83          $(0.07)        $  --          $(1.25)    $18.70      11.67%4
12/20/96 1 through 9/30/97     15.62        0.28          2.54           (0.31)           --              --      18.13      23.95 4

                                                                                                RATIO OF NET
                              NET                  RATIO OF EXPENSES                         INVESTMENT INCOME
                            ASSETS     RATIO OF       TO AVERAGE             RATIO OF NET       TO AVERAGE
                            END OF    EXPENSES TO     NET ASSETS           INVESTMENT INCOME    NET ASSETS     PORTFOLIO   AVERAGE
                            PERIOD    AVERAGE NET      (EXCLUDING            TO AVERAGE NET     (EXCLUDING     TURNOVER   COMMISSION
                             (000)       ASSETS         WAIVERS)                 ASSETS          WAIVERS)        RATE       RATE 5
====================================================================================================================================
SERVICE CLASS
10/1/97 through 3/31/98 7   $257,746     0.48%2      0.66%2(DOUBLE DAGGER)     1.12%2            0.94%2           --*     $    --*
9/30/97                      193,319     0.48        0.68(DOUBLE DAGGER)       1.41              1.21             --*          --*
9/30/96                      103,080     0.48        0.80(DOUBLE DAGGER)       1.98              1.67           0.18 6*    0.0319 6*
9/30/95                       61,536     0.45        0.79                      2.62              2.28             18           --
9/30/94                       27,376     0.40        0.77                      2.49              2.12             17           --
7/29/93 1 through 9/30/93     12,441     0.41 2      0.53 2                    3.04 2            2.92 2            8           --
INVESTOR A CLASS
10/1/97 through 3/31/98 7   $ 39,270     0.65%2      0.83%2(DOUBLE DAGGER)     0.95%2            0.77%2           --*     $    --*
9/30/97                       33,934     0.65        0.85(DOUBLE DAGGER)       1.23              1.03             --*          --*
9/30/96                       12,752     0.65        0.97(DOUBLE DAGGER)       1.81              1.49             18 6*    0.0319 6*
9/30/95                        6,501     0.61        0.95                      2.44              2.10             18           --
9/30/94                        2,632     0.55        0.92                      2.35              1.98             17           --
9/30/93                        1,263     0.49        0.61                      2.48              2.36              8           --
INVESTOR B CLASS
10/1/97 through 3/31/98 7   $ 73,438     1.38%2      1.56%2(DOUBLE DAGGER)     0.21%2            0.03%2           --*     $    --*
9/30/97                       38,271     1.38        1.58(DOUBLE DAGGER)       0.45              0.25             --*          --*
2/7/96 1 through 9/30/96       2,904     1.382       1.60 2(DOUBLE DAGGER)     0.93 2            0.71 2           18 6*    0.0319 6*
INVESTOR C CLASS
10/1/97 through 3/31/98 7   $ 42,077     1.38%2      1.56%2(DOUBLE DAGGER)     0.21%2            0.03%2           --*     $    --*
9/30/97                       19,668     1.38        1.58(DOUBLE DAGGER)       0.45              0.25             --*          --*
8/14/96 1 through 9/30/96        432     1.252       1.43 2(DOUBLE DAGGER)     0.71 2            0.53 2           18 6*    0.0319 6*
--------
BALANCED
--------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 7   $ 46,231     0.90%2      0.90%2                    2.63%2            2.63%2           95%     $0.0483
9/30/97                       31,674     0.84        0.89                      2.98              2.92            173       0.0364
9/30/96                       37,567     0.79        0.90                      3.16              3.06            275       0.0599
9/30/95                       24,525     0.67        0.88                      3.78              3.56            154           --
9/30/94                       17,610     0.65        0.91                      3.16              2.89             54           --
9/30/93                       12,928     0.80        0.98                      2.89              2.71             32           --
SERVICE CLASS
10/1/97 through 3/31/98 7   $198,327     1.20%2      1.20%2                    2.34%2            2.34%2           95%     $0.0483
9/30/97                      176,232     1.14        1.20                      2.68              2.62            173       0.0364
9/30/96                      134,121     1.09        1.20                      2.87              2.76            275       0.0599
9/30/95                       85,668     0.94        1.16                      3.49              3.28            154           --
9/30/94                       66,024     0.90        1.16                      2.96              2.70             54           --
7/29/93 1 through 9/30/93     15,842     0.93 2      1.11 2                    2.75 2            2.57 2           32           --
INVESTOR A CLASS
10/1/97 through 3/31/98 7   $ 94,758     1.30%2      1.30%2                    2.24%2            2.24%2           95%     $0.0483
9/30/97                       87,202     1.24        1.30                      2.58              2.52            173       0.0364
9/30/96                       71,899     1.19        1.30                      2.75              2.65            275       0.0599
9/30/95                       67,892     1.07        1.28                      3.38              3.16            154           --
9/30/94                       62,307     1.05        1.31                      2.77              2.51             54           --
9/30/93                       39,529     0.91        1.09                      2.79              2.61             32           --
INVESTOR B CLASS
10/1/97 through 3/31/98 7   $ 36,539     2.11%2      2.11%2                    1.42%2            1.42%2           95%     $0.0483
9/30/97                       23,455     2.05        2.11                      1.78              1.72            173       0.0364
9/30/96                        7,333     1.98        2.09                      1.99              1.88            275       0.0599
10/3/94 1 through 9/30/95      3,124     1.72 2      1.94 2                    2.71 2            2.49 2          154           --
INVESTOR C CLASS
10/1/97 through 3/31/98 7   $    332     2.08%2      2.08%2                    1.39%2            1.39%2           95%     $0.0483
12/20/96 1 through 9/30/97        87     2.03 2      2.09 2                    1.90 2            1.84 2          173       0.0364

1    Commencement of operations of share class.
2    Annualized.
3    Sales load not reflected in total return.
4    Contingent deferred sales load not reflected in total return.
5 Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.
6    For the period 10/1/95 through 5/31/96.
7    Unaudited.
*    See accompanying footnotes to The DFA Investment Trust Company.
(DOUBLE DAGGER) Including expenses allocated from The U.S. Large Company Series of The DFA Investment Trust Company of 0.077% for the period ending 3/31/98 and the year ended 9/30/97 and 0.12% for the year ended 9/30/96.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     64 & 65

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds(SERVICE MARK) ("the Fund") (formerly Compass Capital Funds) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 31 publicly-offered portfolios, 12 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


------------------------------------------------------------------------------------------------------------------------------------
            Portfolio                                                 Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                              Institutional          Service            Investor A            Investor B            Investor C
------------------------------------------------------------------------------------------------------------------------------------
                         Contractual   Actual  Contractual  Actual  Contractual  Actual   Contractual   Actual  Contractual  Actual
                            Fees      Fees (4)   Fees (1)  Fees (4)   Fees (2)  Fees (4)   Fees (3)    Fees (4)   Fees (3)  Fees (4)
------------------------------------------------------------------------------------------------------------------------------------
 Large Cap Value Equity     None        None      0.30%     0.30%      0.50%     0.40%      1.15%        1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Large Cap Growth Equity    None        None      0.30%     0.30%      0.50%     0.40%      1.15%        1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Equity       None        None      0.30%     0.30%      0.50%     0.40%      1.15%        1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Equity      None        None      0.30%     0.30%      0.50%     0.40%      1.15%        1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Equity     None        None      0.30%     0.30%      0.50%     0.40%      1.15%        1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Equity    None        None      0.30%     0.30%      0.50%     0.40%      1.15%        1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
 International Equity       None        None      0.30%     0.30%      0.50%     0.40%      1.15%        1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
 International
   Small Cap Equity         None        None      0.30%     0.30%      0.50%     0.40%      1.15%        1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
 International
   Emerging Markets         None        None      0.30%     0.30%      0.50%     0.40%      1.15%        1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Select Equity              None        None      0.30%     0.30%      0.50%     0.40%      1.15%        1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Index Equity               None        None      0.30%     0.30%      0.50%     0.40%      1.15%        1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Balanced                   None        None      0.30%     0.30%      0.50%     0.40%      1.15%        1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4)  -- The actual fees are as of March 31, 1998.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series of The DFA Investment Trust Company. The financial statements of which are included elsewhere in this report and should be read in conjunction with the financial statements of Index Equity Portfolio.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

valued at the mean between the last reported bid and asked prices. Corporate bonds are valued on the basis of quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of The U.S. Large Company Series of The DFA Investment Trust Company.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Portfolio and International Emerging Markets Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

    (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

   (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. The Portfolios report forward foreign currency contracts and foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     FUTURES TRANSACTIONS -- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Portfolio and International Small Cap Equity Portfolio enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the International Equity Portfolio's and International Small Cap Equity Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the International Equity Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 1998, the International Equity Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                        VALUE AT          UNREALIZED FOREIGN
     SETTLEMENT DATE      CURRENCY BOUGHT       CONTRACT AMOUNT      MARCH 31, 1998      EXCHANGE GAIN/(LOSS)
     ---------------   ---------------------  -------------------  ------------------  -----------------------
        10/14/98           Japanese Yen           $74,225,432         $70,234,255             $(3,991,177)


                                                                        VALUE AT           FOREIGN EXCHANGE
     SETTLEMENT DATE       CURRENCY SOLD        CONTRACT AMOUNT      MARCH 31, 1998           GAIN/(LOSS)
     ---------------   ---------------------  -------------------  ------------------  -----------------------
        10/14/98           Japanese Yen           $80,000,000         $70,234,255              $9,765,745

     The aggregate principal amounts of the contracts are not recorded as the International Small Cap Equity Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 1998, the International Small Cap Equity Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                        VALUE AT          UNREALIZED FOREIGN
     SETTLEMENT DATE      CURRENCY BOUGHT       CONTRACT AMOUNT      MARCH 31, 1998      EXCHANGE GAIN/(LOSS)
     ---------------   ---------------------  -------------------  ------------------  -----------------------
        10/14/98           Japanese Yen           $1,298,945          $1,228,943              $(70,002)


                                                                        VALUE AT           FOREIGN EXCHANGE
     SETTLEMENT DATE       CURRENCY SOLD        CONTRACT AMOUNT      MARCH 31, 1998           GAIN/(LOSS)
     ---------------   ---------------------  -------------------  ------------------  -----------------------
        10/14/98           Japanese Yen           $1,400,000          $1,228,943              $171,057

     SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans
(including rights to draw on letters of credit) at March 31, 1998, is as follows:

                                                  MARKET VALUE OF SECURITIES    VALUE OF COLLATERAL
                                                            ON LOAN                   RECEIVED
                                                  --------------------------    -------------------
  Large Cap Value Equity Portfolio ................       $189,941,364             $193,597,858
  Large Cap Growth Equity Portfolio ...............        139,682,806              143,700,288
  Mid-Cap Value Equity Portfolio ..................         33,757,619               34,785,950
  Mid-Cap Growth Equity Portfolio .................         42,645,965               43,796,631
  Small Cap Value Equity Portfolio ................         33,611,838               39,342,111
  Small Cap Growth Equity Portfolio ...............        139,435,681              142,545,770
  International Emerging Markets Portfolio ........         13,593,650               13,913,000
  Select Equity Portfolio .........................         58,078,095               60,800,826
  Balanced Portfolio ..............................         39,905,160               41,273,388

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on their investment in The U.S. Large Company Series of The DFA Investment Trust Company, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master Fund is allocated pro rata at the time of such determination.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant  to an  Investment  Advisory  Agreement,  BlackRock  Advisors,Inc.
(formerly PNC Asset Management Group, Inc.), a wholly-owned subsidiary of BlackRock, Inc., serves as investment advisor for each of the Fund's Portfolios, except for the Index Equity Portfolio. BlackRock Financial Management,Inc., a wholly-owned subsidiary of BlackRock Advisors, Inc., serves as the sub-advisor for the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity, and Balanced Portfolios. These Portfolios were previously sub-advised by PNC Equity Advisors Company and Provident Capital Management, Inc. BlackRock International, Ltd., (formerly CastleInternational Asset Management Limited), an indirect wholly-owned subsidiary of BlackRock Advisors, Inc., serves as the sub-advisor for the International Equity, International Small Cap Equity and International Emerging Markets Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock Advisors, Inc. is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets:

     Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity, and Balanced Portfolios -- .55% of the first $1 billion, .50% of the next $1 billion, .475% of the next $1 billion, and
 .45% of net assets in excess of $3 billion.

     Mid-Cap Value Equity and Mid-Cap Growth Equity -- .80% of the first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .625% of net assets in excess of $3 billion.

     International Equity Portfolio -- .75% of its first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .65% of net assets in excess of $3 billion.

     International Small Cap Equity -- 1.00% of its first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% of net assets in excess of $3 billion.

     International Emerging Markets Portfolio -- 1.25% of its first $1 billion, 1.20% of the next $1 billion, 1.155% of the next $1 billion, and 1.10% of net assets in excess of $3 billion.

     BlackRock Advisors, Inc. may, at its discretion, waive all or any portion of its advisory fees for any Portfolio. For the period ended March 31, 1998, advisory fees and waivers for each Portfolio were as follows:

                                                        GROSS                        NET
                                                    ADVISORY FEE     WAIVER     ADVISORY FEE
                                                    ------------     ------     ------------
     Large Cap Value Equity Portfolio .............    $3,807,965     $    --     $3,807,965
     Large Cap Growth Equity Portfolio ............     2,140,412       2,180      2,138,232
     Mid-Cap Value Equity Portfolio ...............       624,058          36        624,022
     Mid-Cap Growth Equity Portfolio ..............       604,668         107        604,561
     Small Cap Value Equity Portfolio .............     1,372,495          22      1,372,473
     Small Cap Growth Equity Portfolio ............     2,237,285       1,065      2,236,220
     International Equity Portfolio ...............     2,416,919     326,930      2,089,989
     International Small Cap Equity ...............        89,567      37,667         51,900
     International Emerging Markets Portfolio .....       953,952      72,784        881,168
     Select Equity Portfolio ......................     2,006,245       7,036      1,999,209
     Balanced Portfolio ...........................       924,863          --        924,863

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

     BlackRock Advisors, Inc. pays BlackRock International, Ltd., and BlackRock Financial Management fees for their sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") (formerly Compass Distributors, Inc.) act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .20% of the first $500 million, .18% of the next $500 million, .16% of average daily net assets in excess of $1 billion.

     PFPC, BlackRock Advisors,Inc. and BDI may, at their discretion, waive all or any portion of their administration fees for any Portfolio. For the period ended March 31, 1998, administration fees and waivers for each Portfolio were as follows:

                                                          GROSS                       NET
                                                     ADMINISTRATION             ADMINISTRATION
                                                           FEE         WAIVER         FEE
                                                     --------------    ------   --------------
     Large Cap Value Equity Portfolio ..............   $1,501,878      $ 5,670    $1,496,208
     Large Cap Growth Equity Portfolio .............      867,111           --       867,111
     Mid-Cap Value Equity Portfolio ................      179,417        6,442       172,975
     Mid-Cap Growth Equity Portfolio ...............      173,842       10,971       162,871
     Small Cap Value Equity Portfolio ..............      572,804        4,458       568,346
     Small Cap Growth Equity Portfolio .............      904,099           --       904,099
     International Equity Portfolio ................      726,600           --       726,600
     International Small Cap Equity ................       20,600        3,832        16,768
     International Emerging Markets Portfolio ......      191,134        9,218       181,916
     Select Equity Portfolio .......................      815,884           --       815,884
     Index Equity Portfolio ........................      586,521      468,744       117,777
     Balanced Portfolio ............................      386,761          781       385,980

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into service arrangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares and Service Shares. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the period ended March 31, 1998, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                    PURCHASES                SALES
                                                   ------------           ------------
     Large Cap Value Equity Portfolio ............ $329,310,793           $379,680,921
     Large Cap Growth Equity Portfolio ...........  416,144,821            244,727,048
     Mid-Cap Value Equity Portfolio ..............   61,444,148             29,463,495
     Mid-Cap Growth Equity Portfolio .............  111,028,910             87,200,162
     Small Cap Value Equity Portfolio ............  135,989,452             96,364,416
     Small Cap Growth Equity Portfolio ...........  494,068,163            459,747,970
     International Equity Portfolio ..............  157,048,989            185,576,788
     International Small Cap Equity ..............   10,838,920              6,863,539
     International Emerging Markets Portfolio ....   28,719,666             25,093,319
     Select Equity Portfolio .....................  238,715,652             69,246,518
     Balanced Portfolio ..........................   97,381,508             87,730,649

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]

     For the period ended March 31, 1998, purchases and sales of government securities were as follows:

                                                   PURCHASES          SALES
                                                  ------------     ------------
     Large Cap Growth Equity Portfolio .......... $    940,420     $         --
     Mid-Cap Growth Equity Portfolio ............      394,894               --
     Small Cap Growth Equity Portfolio ..........    2,371,112               --
     Select Equity Portfolio ....................    3,333,502               --
     Balanced Portfolio .........................  158,540,923      162,759,812

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                                                LARGE CAP VALUE EQUITY PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                                        3/31/98                                9/30/97
                                                             -------------------------------        ------------------------------
                                                                      (UNAUDITED)
                                                                 SHARES           VALUE               SHARES             VALUE
                                                             --------------   --------------        -----------      -------------
Shares sold:
     Institutional Class ....................................  1,846,869      $ 28,644,942           3,763,955       $  58,797,910
     Service Class ..........................................  4,076,204        65,847,286           6,182,931          94,977,627
     Investor A Class .......................................    516,077         8,298,930           1,094,419          16,718,645
     Investor B Class .......................................    499,456         8,039,386             996,134          15,393,514
     Investor C Class .......................................     71,681         1,147,746              70,459           1,084,088
Shares issued in reinvestment of dividends:
     Institutional Class ....................................  6,175,457        93,163,364           8,626,314         119,927,815
     Service Class ..........................................  4,586,466        69,063,043           4,813,057          66,818,409
     Investor A Class .......................................    392,541         5,912,564             352,293           4,926,795
     Investor B Class .......................................    175,494         2,621,139              54,207             757,478
     Investor C Class .......................................      3,128            46,719                 120               1,899
Shares redeemed:
     Institutional Class .................................... (4,887,715)      (79,073,378)        (17,592,420)       (265,113,113)
     Service Class .......................................... (3,513,540)      (49,755,775)         (6,814,366)       (105,724,113)
     Investor A Class .......................................   (432,045)       (7,025,884)           (463,144)         (7,246,351)
     Investor B Class .......................................    (84,488)       (1,353,914)           (122,233)         (1,969,444)
     Investor C Class .......................................     (4,858)          (77,577)             (2,097)            (34,013)
                                                              ----------      ------------         -----------         -----------
Net increase (decrease) .....................................  9,420,727      $145,498,591             959,629         $  (682,854)
                                                              ==========      ============         ===========         ===========

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS


                                                                               LARGE CAP GROWTH EQUITY PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                                        3/31/98                                9/30/97
                                                             -------------------------------        ------------------------------
                                                                      (UNAUDITED)
                                                                 SHARES           VALUE               SHARES             VALUE
                                                             --------------   --------------        -----------      -------------
Shares sold:
     Institutional Class ...................................  2,933,907       $ 50,334,121          4,100,138         $ 68,934,353
     Service Class .........................................  2,516,198         43,234,734          3,591,480           57,907,296
     Investor A Class ......................................    245,084          4,292,997            491,684            8,038,672
     Investor B Class ......................................    149,748          2,546,398            286,063            4,650,177
     Investor C Class ......................................     11,842            195,921             11,078              195,240
Shares issued in reinvestment of dividends:
     Institutional Class ...................................  3,914,204         62,844,198          1,684,601           25,068,778
     Service Class .........................................  1,879,737         30,188,579            530,577            7,853,001
     Investor A Class ......................................    222,895          3,575,231             58,305              862,280
     Investor B Class ......................................     72,085          1,139,669              9,660              141,908
     Investor C Class ......................................        220              3,470                 --                   --
Shares redeemed:
     Institutional Class ................................... (5,362,556)       (92,787,732)       (12,426,251)        (200,944,440)
     Service Class ......................................... (1,771,900)       (31,122,170)        (3,037,967)         (49,500,077)
     Investor A Class ......................................   (230,534)        (4,012,968)          (307,549)          (5,200,889)
     Investor B Class ......................................    (46,680)          (810,916)           (31,139)            (511,220)
     Investor C Class ......................................     (4,465)           (78,924)                --                   --
                                                             ----------       ------------        -----------         ------------
Net increase (decrease) ....................................  4,529,785       $ 69,542,608         (5,039,320)        $(82,504,921)
                                                             ==========       ============        ===========         ============



                                                                                  MID-CAP VALUE EQUITY PORTFOLIO
                                                             -----------------------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED            FOR THE PERIOD 12/27/96 1 THROUGH
                                                                        3/31/98                                9/30/97
                                                             -------------------------------       ---------------------------------
                                                                      (UNAUDITED)
                                                                 SHARES           VALUE               SHARES             VALUE
                                                             --------------   --------------        -----------      -------------
Shares sold:
     Institutional Class ..................................    1,520,050        $18,849,951           8,896,850       $ 94,138,731
     Service Class ........................................    1,777,139         22,041,248           1,914,151         20,681,721
     Investor A Class .....................................      150,839          1,902,819             189,936          2,103,982
     Investor B Class .....................................      243,548          3,052,526             232,883          2,670,486
     Investor C Class .....................................       10,118            127,752               2,260             25,652
Shares issued in reinvestment of dividends:
     Institutional Class ..................................      261,465          3,203,377              15,331            195,462
     Service Class ........................................       60,508            738,549               2,705             34,453
     Investor A Class .....................................        6,625             80,839                 617              7,085
     Investor B Class .....................................        8,483            103,070                 186              2,005
     Investor C Class .....................................           47                569                   3                 36
Shares redeemed:
     Institutional Class ..................................     (571,207)        (7,332,641)           (561,046)        (6,293,710)
     Service Class ........................................     (620,909)        (7,704,574)           (137,408)        (1,534,976)
     Investor A Class .....................................      (36,009)          (449,473)             (9,353)          (105,588)
     Investor B Class .....................................       (9,007)          (115,277)             (5,379)           (60,403)
     Investor C Class .....................................           (1)                (6)               (631)            (7,989)
                                                               ---------        -----------          ----------       ------------
Net increase ..............................................    2,801,689        $34,498,729          10,541,105       $111,856,947
                                                               =========        ===========          ==========       ============

------------------
1 Commencement of operations.

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]



                                                                                  MID-CAP GROWTH EQUITY PORTFOLIO
                                                             -----------------------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED            FOR THE PERIOD 12/27/96 1 THROUGH
                                                                        3/31/98                                9/30/97
                                                             -------------------------------       ---------------------------------
                                                                      (UNAUDITED)
                                                                 SHARES           VALUE               SHARES             VALUE
                                                             --------------   --------------        -----------      -------------
Shares sold:
     Institutional Class ....................................  1,778,829        $20,264,983           9,480,474       $ 96,275,352
     Service Class ..........................................  1,464,155         16,919,043           2,116,730         21,700,683
     Investor A Class .......................................     81,243            965,157             226,905          2,349,724
     Investor B Class .......................................    105,502          1,231,790             225,130          2,348,912
     Investor C Class .......................................      4,271             50,512               6,978             67,081
Shares issued in reinvestment of dividends:
     Institutional Class ....................................     71,476            847,707                  --                 --
     Service Class ..........................................      2,672             31,614                  --                 --
     Investor A Class .......................................      2,210             26,073                  --                 --
     Investor B Class .......................................      2,255             26,524                  --                 --
     Investor C Class .......................................         66                774                  --                 --
Shares redeemed:
     Institutional Class ....................................   (489,277)        (5,730,267)           (652,886)        (7,158,764)
     Service Class ..........................................   (281,875)        (3,222,748)           (228,496)        (2,359,332)
     Investor A Class .......................................    (26,250)          (318,019)             (8,720)           (93,962)
     Investor B Class .......................................     (8,924)          (102,002)             (2,966)           (31,463)
     Investor C Class .......................................         --                 --                  --                 --
                                                               ---------        -----------          ----------       ------------
Net increase ................................................  2,706,353        $30,991,141          11,163,149       $113,098,231
                                                               =========        ===========          ==========       ============


                                                                                SMALL CAP VALUE EQUITY PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                                        3/31/98                                9/30/97
                                                             -------------------------------        ------------------------------
                                                                      (UNAUDITED)
                                                                 SHARES           VALUE               SHARES             VALUE
                                                             --------------   --------------        -----------      -------------
Shares sold:
     Institutional Class ...................................   4,795,059       $ 89,206,800          6,663,986        $114,030,745
     Service Class .........................................   1,752,569         32,496,760          1,903,335          31,016,901
     Investor A Class ......................................     518,136          9,721,763            430,036           7,152,490
     Investor B Class ......................................     566,823         10,293,713            406,141           7,016,554
     Investor C Class ......................................     196,715          3,596,564            109,385           1,912,858
Shares issued in reinvestment of dividends:
     Institutional Class ...................................   1,637,665         29,669,642          1,841,845          26,273,991
     Service Class .........................................     609,566         11,035,698            635,002           9,026,515
     Investor A Class ......................................     199,729          3,615,604            249,425           3,549,482
     Investor B Class ......................................      58,157          1,031,696             24,354             340,893
     Investor C Class ......................................       3,448             61,164                 36                 513
Shares redeemed:
     Institutional Class ...................................  (3,859,158)       (71,013,220)        (6,608,331)       (111,217,171)
     Service Class .........................................    (871,828)       (16,088,074)        (1,542,961)        (24,616,052)
     Investor A Class ......................................    (251,841)        (4,703,357)          (534,852)         (8,443,485)
     Investor B Class ......................................     (37,286)          (675,999)           (25,807)           (419,136)
     Investor C Class ......................................     (14,232)          (253,836)            (3,254)            (49,229)
                                                               ---------       ------------         ----------        ------------
Net increase ...............................................   5,303,522       $ 97,994,918          3,548,340        $ 55,575,869
                                                               =========       ============         ==========        ============

---------------
1 Commencement of operations.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS

                                                                                SMALL CAP GROWTH EQUITY PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                                        3/31/98                                9/30/97
                                                             -------------------------------        ------------------------------
                                                                      (UNAUDITED)
                                                                 SHARES           VALUE               SHARES             VALUE
                                                             --------------   --------------        -----------      -------------
Shares sold:
     Institutional Class ...................................   7,804,280       $163,038,460          24,570,369       $465,310,898
     Service Class .........................................   3,266,177         68,613,613           4,276,637         79,601,918
     Investor A Class ......................................   4,025,370         82,197,035           6,094,862        114,486,135
     Investor B Class ......................................     552,651         11,422,451           1,664,738         31,445,733
     Investor C Class ......................................     162,743          3,354,500             639,762         11,859,117
Shares issued in reinvestment of dividends:
     Institutional Class ...................................     990,910         21,245,106             821,752         16,346,714
     Service Class .........................................     448,838          9,537,811             430,248          8,510,309
     Investor A Class ......................................     127,447          2,685,302             110,912          2,180,539
     Investor B Class ......................................      72,198          1,495,221              29,715            578,839
     Investor C Class ......................................      20,385            422,183               2,009             39,134
Shares redeemed:
     Institutional Class ...................................  (4,586,889)       (93,531,291)        (18,053,070)      (341,609,017)
     Service Class .........................................  (2,368,457)       (49,487,209)         (2,386,675)       (45,263,011)
     Investor A Class ......................................  (3,893,612)       (80,159,865)         (5,028,464)       (94,607,993)
     Investor B Class ......................................    (161,079)        (3,251,395)           (238,025)        (4,304,650)
     Investor C Class ......................................     (77,396)        (1,543,102)            (40,812)          (803,293)
                                                              ----------       ------------          ----------       ------------
Net increase ...............................................   6,383,566       $136,038,820          12,893,958       $243,771,372
                                                              ==========       ============          ==========       ============


                                                                                INTERNATIONAL EQUITY PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                                        3/31/98                                9/30/97
                                                             -------------------------------        ------------------------------
                                                                      (UNAUDITED)
                                                                 SHARES           VALUE               SHARES             VALUE
                                                             --------------   --------------        -----------      -------------
Shares sold:
     Institutional Class ...................................   6,264,375       $  87,736,608         18,427,749       $ 249,827,119
     Service Class .........................................   2,607,028          36,636,868          4,798,267          65,276,413
     Investor A Class ......................................   5,761,506          79,565,486          5,766,495          78,085,410
     Investor B Class ......................................      82,481           1,149,846            227,413           3,097,248
     Investor C Class ......................................       8,923             123,103             10,724             155,185
Shares issued in reinvestment of dividends:
     Institutional Class ...................................     751,360          10,155,048          1,267,456          16,587,621
     Service Class .........................................     270,822           3,656,448            429,352           5,605,176
     Investor A Class ......................................      36,099             487,412             72,891             951,131
     Investor B Class ......................................       8,315             111,216             10,030             129,581
     Investor C Class ......................................          12                 156                  3                  32
Shares redeemed:
     Institutional Class ...................................  (8,317,479)       (118,292,046)       (19,077,120)       (261,816,900)
     Service Class .........................................  (2,208,643)        (30,855,694)        (3,574,224)        (48,412,325)
     Investor A Class ......................................  (5,868,237)        (82,420,743)        (5,791,432)        (79,432,520)
     Investor B Class ......................................     (30,328)           (419,731)           (34,057)           (458,487)
     Investor C Class ......................................         (48)               (639)                --                  --
                                                              ----------       -------------         ----------      -------------
Net increase (decrease) ....................................    (633,814)      $ (12,366,662)         2,533,547      $  29,594,684
                                                              ==========       =============         ==========      =============

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]


                                                                          INTERNATIONAL SMALL CAP EQUITY PORTFOLIO
                                                             -----------------------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED                FOR THE PERIOD 9/26/97 1
                                                                        3/31/98                            THROUGH 9/30/97
                                                             -------------------------------       ---------------------------------
                                                                      (UNAUDITED)
                                                                 SHARES           VALUE               SHARES             VALUE
                                                             --------------   --------------        -----------      -------------
Shares sold:
     Institutional Class ...................................     23,485         $  246,000           1,550,001         $15,500,010
     Service Class .........................................     36,108            354,746                   1                  10
     Investor A Class ......................................     56,649            565,484              32,754             327,508
     Investor B Class ......................................     94,617            947,991              71,518             715,023
     Investor C Class ......................................     14,961            150,585              18,314             183,140
Shares issued in reinvestment of dividends:
     Institutional Class ...................................      8,652             81,070                  --                  --
     Service Class .........................................         93                873                  --                  --
     Investor A Class ......................................        255              2,395                  --                  --
     Investor B Class ......................................        105                982                  --                  --
     Investor C Class ......................................         17                157                  --                  --
Shares redeemed:
     Institutional Class ...................................    (87,630)          (900,000)                 --                  --
     Service Class .........................................     (7,464)           (83,434)                 --                  --
     Investor A Class ......................................    (12,198)          (119,317)                 --                  --
     Investor B Class ......................................     (1,807)           (17,912)                 --                  --
     Investor C Class ......................................         (1)               (10)                 --                  --
                                                                -------         ----------           ---------         -----------
Net increase ...............................................    125,842         $1,229,610           1,672,588         $16,725,691
                                                                =======         ==========           =========         ===========

                                                                            INTERNATIONAL EMERGING MARKETS PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                                        3/31/98                                9/30/97
                                                             -------------------------------        ------------------------------
                                                                      (UNAUDITED)
                                                                 SHARES           VALUE               SHARES             VALUE
                                                             --------------   --------------        -----------      -------------
Shares sold:
     Institutional Class ....................................   2,859,308      $ 22,084,316           6,194,114      $ 58,681,787
     Service Class ..........................................   1,878,952        14,159,693           3,396,941        32,721,399
     Investor A Class .......................................      48,338           375,851             222,576         2,150,041
     Investor B Class .......................................      23,929           189,132             192,786         1,883,783
     Investor C Class .......................................       4,328            32,126               9,264            92,800
Shares issued in reinvestment of dividends:
     Institutional Class ....................................     175,570         1,430,896              12,211           103,871
     Service Class ..........................................      87,703           710,396                   1                 7
     Investor A Class .......................................       7,181            57,948               1,111            11,578
     Investor B Class .......................................       3,094            24,815                  --                --
     Investor C Class .......................................         148             1,190                  --                --
Shares redeemed:
     Institutional Class ....................................  (2,693,283)      (20,872,709)         (2,055,585)      (19,721,701)
     Service Class ..........................................  (1,714,407)      (12,943,292)           (893,611)       (8,425,552)
     Investor A Class .......................................     (87,988)         (693,446)           (103,774)         (989,388)
     Investor B Class .......................................     (29,506)         (227,847)            (25,136)         (247,215)
     Investor C Class .......................................      (1,925)          (14,915)                (84)             (807)
                                                               ----------      ------------          ----------      ------------
Net increase ................................................     561,442      $  4,314,154           6,950,814      $ 66,260,603
                                                               ==========      ============          ==========      ============

------------
1 Commencement of operations.

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS


                                                                                    SELECT EQUITY PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                                        3/31/98                                9/30/97
                                                             -------------------------------        ------------------------------
                                                                      (UNAUDITED)
                                                                 SHARES           VALUE               SHARES             VALUE
                                                             --------------   --------------        -----------      -------------
Shares sold:
     Institutional Class ....................................   7,620,097       $129,494,696          5,853,339        $ 85,232,930
     Service Class ..........................................   4,514,177         76,906,295          3,109,666          46,747,048
     Investor A Class .......................................     532,970          9,228,672            754,034          11,663,168
     Investor B Class .......................................     773,350         13,152,730            996,963          15,826,909
     Investor C Class .......................................      47,530            816,125             21,826             354,432
Shares issued in reinvestment of dividends:
     Institutional Class ....................................   1,644,475         26,665,211          1,825,871          24,532,069
     Service Class ..........................................     604,191          9,778,206            607,614           8,141,550
     Investor A Class .......................................      72,050          1,165,730             51,092             692,892
     Investor B Class .......................................      71,122          1,138,659             11,367             152,295
     Investor C Class .......................................         354              5,660                 14                 188
Shares redeemed:
     Institutional Class ....................................  (1,742,977)       (30,103,294)        (6,216,108)        (92,157,955)
     Service Class ..........................................    (853,405)       (14,722,562)        (2,138,625)        (32,181,860)
     Investor A Class .......................................    (160,180)        (2,719,464)          (181,922)         (2,752,937)
     Investor B Class .......................................     (99,462)        (1,700,502)           (42,645)           (682,951)
     Investor C Class .......................................      (1,134)           (19,668)            (3,860)            (53,423)
                                                               ----------       ------------         ----------        ------------
Net increase ................................................  13,023,158       $219,086,494          4,648,626        $ 65,514,355
                                                               ==========       ============         ==========        ============


                                                                                   INDEX EQUITY PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                                        3/31/98                                9/30/97
                                                             -------------------------------        ------------------------------
                                                                      (UNAUDITED)
                                                                 SHARES           VALUE               SHARES             VALUE
                                                             --------------   --------------        -----------      -------------
Shares sold:
     Institutional Class ...................................   3,154,787      $ 58,333,286           2,462,483       $ 38,257,001
     Service Class .........................................   2,848,756        54,810,035           4,417,051         70,407,935
     Investor A Class ......................................     427,804         8,251,144           1,150,737         18,875,513
     Investor B Class ......................................   1,494,253        28,808,014           1,935,614         31,084,295
     Investor C Class ......................................   1,023,673        19,645,503           1,131,696         18,023,818
Shares issued in reinvestment of dividends:
     Institutional Class ...................................      66,904         1,257,914             556,932          7,642,144
     Service Class .........................................      80,526         1,508,871             439,467          6,053,435
     Investor A Class ......................................      10,913           204,238              60,839            861,293
     Investor B Class ......................................       6,107           109,624              13,467            192,015
     Investor C Class ......................................       2,037            36,533               2,605             38,351
Shares redeemed:
     Institutional Class ...................................  (2,657,232)      (54,634,227)         (3,014,892)       (47,987,128)
     Service Class .........................................  (1,348,082)      (25,580,089)         (1,684,244)       (26,809,793)
     Investor A Class ......................................    (441,320)       (8,320,448)           (272,772)        (4,364,443)
     Investor B Class ......................................    (122,937)       (2,332,591)            (57,642)          (960,311)
     Investor C Class ......................................    (112,463)       (2,079,661)            (86,128)        (1,382,780)
                                                              ----------      ------------          ----------       ------------
Net increase ...............................................   4,433,726      $ 80,018,146           7,055,213       $109,931,345
                                                              ==========      ============          ==========       ============

BLACKROCK FUNDS                                           LOGO [GRAPHIC OMITTED]



                                                                                     BALANCED PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                               FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                                        3/31/98                                9/30/97
                                                             -------------------------------        ------------------------------
                                                                      (UNAUDITED)
                                                                 SHARES           VALUE               SHARES             VALUE
                                                             --------------   --------------        -----------      -------------
Shares sold:
     Institutional Class ...................................    809,304        $ 14,334,329             440,057       $  7,176,252
     Service Class .........................................    897,876          15,932,318           2,917,801         47,278,637
     Investor A Class ......................................    327,024           5,843,763             658,450         10,926,754
     Investor B Class ......................................    639,865          11,372,949             867,487         14,542,010
     Investor C Class ......................................     13,978             248,681               4,757             83,032
Shares issued in reinvestment of dividends:
     Institutional Class ...................................    124,046           2,111,526              98,648          1,554,413
     Service Class .........................................    794,441          13,499,229             423,634          6,704,875
     Investor A Class ......................................    405,296           6,886,068             280,237          4,501,717
     Investor B Class ......................................    112,174           1,892,671              33,001            532,907
     Investor C Class ......................................        224               3,765                  23                392
Shares redeemed:
     Institutional Class ...................................   (214,846)         (3,817,709)         (1,288,465)       (20,912,724)
     Service Class .........................................   (822,109)        (14,607,347)         (2,551,141)       (41,613,142)
     Investor A Class ......................................   (481,284)         (8,546,876)           (915,855)       (15,203,656)
     Investor B Class ......................................    (91,620)         (1,624,540)            (94,088)        (1,559,599)
     Investor C Class ......................................     (1,225)            (21,826)                 --                 --
                                                              ----------       ------------          ----------       ------------
Net increase ...............................................   2,513,144       $ 43,507,001            874,546        $ 14,011,868
                                                              ==========       ============          ==========       ============

(E) AT MARCH 31, 1998, NET ASSETS CONSISTED OF:

                                       LARGE CAP        LARGE CAP        MID-CAP         MID-CAP        SMALL CAP       SMALL CAP
                                     VALUE EQUITY     GROWTH EQUITY   VALUE EQUITY    GROWTH EQUITY   VALUE EQUITY    GROWTH EQUITY
                                       PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     --------------    ------------    ------------    ------------    ------------    ------------
Capital paid in .................... $1,049,300,871    $498,693,399    $146,355,676    $144,089,372    $398,612,732    $670,025,946
Undistributed net investment
   income (loss) ...................             --         142,158              --        (454,504)          2,646      (1,659,491)
Distributions in excess of net
   investment income ...............       (133,532)             --          (4,216)             --              --              --
Accumulated net realized
   gain (loss) on investment
   transactions, futures
   contracts and foreign
   exchange contracts ..............     78,563,118      23,513,328       5,130,134      (1,713,565)     31,038,205      34,772,730
Net unrealized appreciation
   on investment transactions,
   futures contracts and foreign
   exchange contracts ..............    448,586,725     342,907,814      31,307,890      36,025,299     139,100,201     228,857,031
                                     --------------    ------------    ------------    ------------    ------------    ------------
                                     $1,576,317,182    $865,256,699    $182,789,484    $177,946,602    $568,753,784    $931,996,216
                                     ==============    ============    ============    ============    ============    ============

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS



                                     INTERNATIONAL     INTERNATIONAL     INTERNATIONAL      SELECT        INDEX
                                        EQUITY       SMALL CAP EQUITY  EMERGING MARKETS    EQUITY         EQUITY        BALANCED
                                       PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     --------------  ----------------  ----------------  ------------   ------------   ------------
Capital paid in ....................  $540,391,140     $17,955,301      $178,932,485     $595,979,205   $362,126,235   $263,768,603
Undistributed net investment
   income ..........................            --              --           139,028               --        289,239             --
Distributions in excess of net
   investment income ...............    (2,154,697)        (61,405)               --          (27,684)            --        (33,747)
Accumulated net realized
   gain (loss) on investment
   transactions, futures
   contracts and foreign
   exchange contracts ..............     2,437,546         855,010       (14,486,007)      18,346,264     (1,083,376)     3,717,656
Net unrealized appreciation
   (depreciation) on investment
   transactions, futures
   contracts and foreign
   exchange contracts ..............   145,468,310       1,604,006       (11,160,239)     268,119,297    256,623,283    108,734,131
                                      ------------     -----------      ------------     ------------   ------------   ------------
                                      $686,142,299     $20,352,912      $153,425,267     $882,417,082   $617,955,381   $376,186,643
                                      ============     ===========      ============     ============   ============   ============

(F)    PNC COMMON TRUST CONVERSION

     On January 22, 1998, January 13, 1998 and February 9, 1998, the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of Directors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank, Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provides for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund in exchange for Institutional Shares of the corresponding Portfolio(s) of the Fund and the distribution of such Institutional Shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds. The conversion is expected to occur in May, 1998.

                        THE DFA INVESTMENT TRUST COMPANY
                          THE U.S. LARGE COMPANY SERIES





                        FOUR MONTHS ENDED MARCH 31, 1998
                                   (UNAUDITED)

TABLE OF CONTENTS                               THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                                          Page

Schedule of Investments .................................................  81

Statement of Assets and Liabilities .....................................  85

Statements of Operations ................................................  86

Statements of Changes in Net Assets .....................................  87

Financial Highlights ....................................................  88

Notes to Financial Statements ...........................................  89



THIS REPORT IS SUBMITTED FOR THE INFORMATION OF THE FUND'S SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                                   MARCH 31, 1998
                                          -----------------------------
                                                  (UNAUDITED)
                                          SHARES       VALUE(DAGGER)
                                          ------    -------------------
  COMMON STOCKS -- ( 99.8%)
   3 COM Corp. .........................  44,000      $  1,582,625*
   AMP, Inc. ...........................  27,204         1,191,875
   AMR Corp ............................  11,100         1,589,381*
   AON Corp. ...........................  20,600         1,333,850
   AT & T Corp ......................... 200,639        13,166,934#
   Abbott Laboratories .................  94,500         7,117,031
   Adobe Systems Inc. ..................   8,500           383,828
   Advanced Micro Devices, Inc. ........  17,600           511,500*
   Aeroquip Vickers Inc. ...............   3,500           202,343#
   Aetna, Inc. .........................  18,237         1,521,649
   Ahmanson (H.F.) & Co. ...............  13,400         1,038,500
   Air Products & Chemicals, Inc. ......  14,500         1,201,687
   Airtouch Communications, Inc. .......  62,600         3,063,487*
   Alberto-Culver Co. Class B ..........   7,000           213,062
   Albertson's, Inc. ...................  30,500         1,605,062
   Alcan Aluminum, Ltd. ................  28,000           875,000
   Allegheny Teledyne, Inc. ............  24,200           673,062
   Allergan, Inc. ......................   8,100           307,800
   AlliedSignal, Inc. ..................  69,900         2,935,800
   Allstate Corp. ......................  52,800         4,854,300
   Alltel Corp. ........................  22,700           991,706#
   Aluminium Co. of America ............  21,200         1,458,825#
   Alza Corp. ..........................  10,600           475,012*
   Amerada Hess Corp. ..................  11,300           658,931
   Ameren Corp. ........................  17,000           716,125#
   American Electric Power Co., Inc. ...  23,300         1,170,825
   American Express Co. ................  57,500         5,279,218
   American General Corp. ..............  31,400         2,031,187
   American Greetings Corp. Class A ....   8,900           409,400
   American Home Products Corp. ........  80,500         7,677,687
   American International Group, Inc. ..  86,493        10,892,712
   American Stores Co. .................  33,800           878,800
   Ameritech Corp. ..................... 135,200         6,683,950
   Amgen, Inc. .........................  32,400         1,973,362*
   Amoco Corp. .........................  60,200         5,199,775
   Anadarko Petroleum Corp. ............   7,400           510,600
   Andrew Corp. ........................  10,893           215,477*#
   Anheuser-Busch Companies, Inc. ......  60,600         2,806,537
   Apache Corp. ........................  11,800           433,650
   Apple Computer, Inc. ................  16,400           450,487*#
   Applied Materials, Inc. .............  45,100         1,591,184*
   Archer-Daniels Midland Co. ..........  70,400         1,544,400
   Armco, Inc. .........................  13,300            78,137*
   Armstrong World Industries, Inc. ....   5,000           432,812
   Asarco, Inc. ........................   4,950           132,103#
   Ashland, Inc. .......................   9,200           520,950
   Atlantic Richfield Co. ..............  39,700         3,121,412
   Autodesk, Inc. ......................   5,800           249,943
   Automatic Data Processing, Inc. .....  37,100         2,525,118
   Autozone, Inc. ......................  18,800           636,850*
   Avery Dennison Corp. ................  12,600           672,525
   Avon Products, Inc. .................  16,400         1,279,200#
   Baker Hughes, Inc. ..................  21,000           845,250
   Ball Corp. ..........................   3,700           121,175
   Baltimore Gas & Electric Co. ........  18,250           596,546
   Banc One Corp. ......................  79,932         5,055,699
   BankBoston Corp. ....................  17,800         1,962,450
   Bank of New York Co., Inc. ..........  46,700         2,933,343#
   BankAmerica Corp. ...................  85,536         7,067,412
   Bankers Trust New York Corp. ........  12,300         1,479,843
   Bard (C.R.), Inc. ...................   7,000           257,250
   Barrick Gold Corp. ..................  45,900           992,587
   Battle Mountain Gold Co. ............  28,400           181,050
   Bausch & Lomb, Inc. .................   6,800           310,675
   Baxter International, Inc. ..........  34,700         1,912,837


--------------------------------------------------------------------------------
                                                     MARCH 31, 1998
                                            ------------------------------
                                                    (UNAUDITED)
                                            SHARES        VALUE(DAGGER)
                                            ------     -------------------
   Bay Networks, Inc. ...................   27,200        $  737,800*#
   BB & T Corp. .........................   17,600         1,191,300
   Becton Dickinson & Co. ...............   15,000         1,020,937
   Bell Atlantic Corp. ..................   95,906         9,830,365#
   Bellsouth Corp. ......................  122,300         8,262,893
   Bemis Co., Inc. ......................    6,500           293,312#
   Beneficial Corp. .....................    6,700           832,895
   Bestfoods, Inc. ......................   17,600         2,057,000
   Bethlehem Steel Corp. ................   13,900           188,518*#
   Biomet, Inc. .........................   13,800           411,843#
   Black & Decker Corp. .................   11,700           620,831
   Block (H.&R.), Inc. ..................   13,000           618,312
   Boeing Co. ...........................  123,286         6,426,282
   Boise Cascade Corp. ..................    6,900           248,831
   Boston Scientific Corp. ..............   24,000         1,620,000*
   Briggs & Stratton Corp. ..............    3,100           142,018
   Bristol Myers Squibb Co. .............  123,000        12,830,437
   Brown-Forman Corp. Class B ...........    8,500           467,500
   Browning-Ferris Industries, Inc. .....   24,000           783,000
   Brunswick Corp. ......................   12,300           428,962
   Burlington Northern Santa Fe Corp. ...   19,137         1,990,248
   Burlington Resources, Inc. ...........   21,790         1,044,558#
   CBS Corp. ............................   87,700         2,976,318
   CIGNA Corp. ..........................    9,300         1,906,500
   CSX Corp. ............................   26,800         1,594,600
   CVS Corp. ............................   21,400         1,615,700
   Cabletron Systems, Inc. ..............   19,500           283,968*
   Campbell Soup Co. ....................   56,200         3,189,350
   Cardinal Health, Inc. ................   13,400         1,181,712#
   Carolina Power & Light Co. ...........   18,600           841,650
   Case Corp. ...........................    9,200           626,750
   Caterpillar, Inc. ....................   46,100         2,538,381
   Cendant Corporation ..................  100,100         3,966,462*
   Centex Corp. .........................    7,300           278,312
   Central & South West Corp. ...........   26,300           703,525
   Ceridian Corp. .......................    9,500           512,406*
   Champion International Corp. .........   11,900           646,318
   Charming Shoppes, Inc. ...............   13,100            61,815*
   Chase Manhattan Corp. ................   52,196         7,039,935
   Chevron Corp. ........................   81,000         6,505,312
   Chrysler Corp. .......................   80,300         3,337,468
   Chubb Corp. ..........................   20,900         1,638,037
   Cincinnati Fin .......................    6,900           856,031*
   Cincinnati Milacron, Inc. ............    4,900           156,187
   Cinergy Corp. ........................   19,493           721,241
   Circuit City Stores, Inc. ............   12,200           521,550
   Cisco Systems, Inc. ..................  125,600         8,591,825*
   Citicorp .............................   56,400         8,008,800
   Clear Channel Communications, Inc. ...   12,900         1,264,200*
   Clorox Co. ...........................   12,700         1,088,231
   Coastal Corp. ........................   13,000           846,625
   Coca-Cola Co. ........................  305,600        23,664,900
   Cognizant Corp. ......................   20,000         1,147,500
   Colgate-Palmolive Co. ................   36,500         3,161,812#
   Columbia Energy Group ................    6,900           536,475#
   Columbia/HCA Healthcare Corp. ........   79,982         2,579,419
   Comcast Corp. Class A Special ........   43,300         1,530,384
   Comerica, Inc. .......................   13,100         1,386,143
   Compaq Computer Corp. ................  186,890         4,835,778
   Computer Associates International,
     Inc. ...............................   67,400         3,892,350
   Computer Sciences Corp. ..............   20,000         1,100,000*
   Conagra, Inc. ........................   58,800         1,888,950
   Conseco, Inc. ........................   23,400         1,325,025
   Consolidated Edison Co. of
     New York, Inc. .....................   29,000         1,355,750
   Consolidated Natural Gas Co. .........   11,800           680,712
   Consolidated Stores ..................   13,300           571,068*#


See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                                                     MARCH 31, 1998
                                            ------------------------------
                                                    (UNAUDITED)
                                            SHARES        VALUE(DAGGER)
                                            ------     -------------------
   Cooper Industries, Inc. ..............   15,000         $  891,562
   Cooper Tire & Rubber Co. .............    9,700            230,375
   Coors (Adolph) Co. Class B ...........    4,600            160,425
   Corestates Financial Corp. ...........   24,400          2,189,900
   Corning, Inc. ........................   28,500          1,261,125#
   Costco Companies, Inc. ...............   26,403          1,411,735*#
   Countrywide Credit Industries,
     Inc. ...............................   13,400            712,712
   Crane Co. ............................    5,700            302,100
   Crown Cork & Seal Co., Inc. ..........   16,000            856,000
   Cummins Engine Co., Inc. .............    4,700            259,087
   Cyprus Amax Minerals Co., Inc. .......   11,550            192,018
   DSC Communications Corp. .............   14,600            265,081*
   DTE Energy Co. .......................   18,000            707,625
   Dana Corp. ...........................   13,100            762,256
   Darden Restaurants, Inc. .............   18,300            284,793
   Data General Corp. ...................    6,000            106,125*#
   Dayton-Hudson Corp. ..................   27,200          2,393,600
   Deere & Co. ..........................   30,900          1,913,868#
   Dell Computer Corp. ..................   80,900          5,478,448*#
   Delta Air Lines, Inc. ................    9,300          1,099,725
   Deluxe Corp. .........................   10,000            329,375
   Digital Equipment Corp. ..............   18,200            952,087*
   Dillard Department Stores,
      Inc. Class A ......................   13,700            506,043
   Disney (Walt) Co. ....................   83,300          8,892,275
   Dominion Resources, Inc. VA ..........   23,900          1,003,800
   Donnelley (R.R.) & Sons Co. ..........   18,100            743,231
   Dover Corp. ..........................   27,500          1,045,000
   Dow Chemical Co. .....................   27,800          2,703,550
   Dow Jones & Co., Inc. ................   11,900            629,956
   Dresser Industries, Inc. .............   21,600          1,038,150
   DuPont (E.I.) de Nemours & Co. .......  139,800          9,506,400
   Duke Power Co. .......................   44,366          2,642,549
   Dun & Bradstreet Corp. ...............   21,100            721,356
   E G & G, Inc. ........................    5,600            162,750
   EMC Corp. MA .........................   61,100          2,310,343*
   Eastern Enterprises ..................    2,500            107,500
   Eastman Chemical Co. .................    9,750            657,515#
   Eastman Kodak Co. ....................   40,100          2,601,487
   Eaton Corp. ..........................    9,600            913,800
   Echlin, Inc. .........................    7,800            409,012
   Ecolab, Inc. .........................   16,000            464,000
   Edison International .................   47,200          1,386,500
   Emerson Electric Co. .................   54,600          3,559,237
   Engelhard Corp. ......................   17,774            337,706
   Enron Corp. ..........................   38,600          1,790,075
   Entergy Corp. ........................   30,200            898,450
   Equifax, Inc. ........................   18,500            675,250
   Exxon Corp. ..........................  304,700         20,605,337
   FDX Corp .............................   18,180          1,293,052*#
   FMC Corp. ............................    4,500            353,250*
   FPL Group, Inc. ......................   22,600          1,452,050
   Federal Home Loan Mortgage
     Corp. ..............................   85,800          4,070,137
   Federal National Mortgage
     Association ........................  131,000          8,285,750
   Federated Department Stores,
     Inc. ...............................   26,100          1,352,306*
   Fifth Third Bancorp ..................   19,300          1,649,546
   First Chicago NBD Corp. ..............   35,693          3,145,445
   First Data Corp. .....................   53,000          1,722,500
   First Energy Corp. ...................   28,400            875,075
   First Union Corp. ....................   80,100          4,545,675#
   Fleet Financial Group, Inc. ..........   33,664          2,863,544
   Fleetwood Enterprises, Inc. ..........    4,500            209,531#
   Fluor Corp. ..........................   10,400            517,400#
   Ford Motor Co. .......................  148,200          9,605,212
   Fort James Corp. .....................   25,700          1,177,381
   Fortune Brands .......................   21,300            849,337
   Foster Wheeler Corp. .................    5,050            154,340

--------------------------------------------------------------------------------
                                                     MARCH 31, 1998
                                            ------------------------------
                                                    (UNAUDITED)
                                            SHARES        VALUE(DAGGER)
                                            ------     -------------------
   Freeport McMoran Copper & Gold, Inc
    Class B .............................   23,900        $  476,506#
   Frontier Corporation .................   20,300           661,018
   Fruit of the Loom, Inc. Class A ......    9,000           275,625*
   GPU, Inc. ............................   15,700           694,725
   GTE Corp. ............................  118,500         7,095,187
   Gannett Co., Inc. ....................   35,100         2,522,812
   Gap, Inc. ............................   48,800         2,196,000
   General Dynamics Corp. ...............    7,800           671,775
   General Electric Co. .................  404,200        34,836,987
   General Instrument Corp. .............   18,280           382,737*
   General Mills, Inc. ..................   19,400         1,474,400#
   General Motors Corp. .................   87,300         5,887,293
   General RE Corp. .....................    9,800         2,162,125
   General Signal Corp. .................    6,100           285,175
   Genuine Parts Co. ....................   22,075           841,609
   Georgia-Pacific Corp. ................   11,400           738,150
   Giant Food, Inc. Class A .............    7,400           285,825
   Gillette Co. .........................   69,400         8,236,912
   Golden West Financial Corp. ..........    7,100           680,268
   Goodrich (B.F.) Co. ..................    8,800           449,350#
   Goodyear Tire & Rubber Co. ...........   19,200         1,454,400
   Grace (W.R.) & Co. ...................    9,300           778,293
   Grainger (W.W.), Inc. ................    6,200           637,437
   Great Atlantic & Pacific
     Tea Co., Inc. ......................    4,700           142,175
   Great Lakes Chemical Corp. ...........    7,400           399,600
   Green Tree Financial Corp. ...........   16,800           477,750
   Guidant Corp. ........................   18,800         1,379,450
   HBO & Co. ............................   26,100         1,574,971
   Halliburton Co. ......................   32,300         1,621,056#
   Harcourt General, Inc. ...............    8,723           483,036
   Harnischfeger Industries, Inc. .......    5,876           200,885
   Harrahs Entertainment, Inc. ..........   12,500           307,031*
   Harris Corp. .........................    9,900           516,037
   Hartford (The) Financial
     Services Group .....................   14,400         1,562,400
   Hasbro, Inc. .........................   15,525           548,226
   Healthsouth Corp. ....................   48,500         1,361,031*
   Heinz (H.J.) Co. .....................   45,250         2,641,468
   Helmerich & Payne, Inc. ..............    6,200           193,750
   Hercules, Inc. .......................   11,900           587,562#
   Hershey Foods Corp. ..................   17,500         1,253,437
   Hewlett-Packard Co. ..................  128,400         8,137,350
   Hilton Hotels Corp. ..................   30,900           984,937#
   Home Depot, Inc. .....................   90,172         6,080,974
   Homestake Mining Co. .................   18,100           196,837#
   Honeywell, Inc. ......................   15,800         1,306,462
   Household International, Inc. ........   13,300         1,832,075
   Houston Industries, Inc. .............   34,800         1,000,500
   Humana, Inc. .........................   20,200           501,212*
   Huntington Bancshares, Inc. ..........   23,600           859,187
   ITT Industries, Inc. .................   14,600           555,712
   Ikon Office Solutions, Inc ...........   16,700           577,193
   Illinois Tool Works, Inc. ............   30,700         1,987,825
   Inco, Ltd. ...........................   20,600           384,962
   Ingersoll-Rand Co. ...................   20,600           987,512
   Inland Steel Industries, Inc. ........    6,000           165,750
   Intel Corp. ..........................  202,000        15,762,312
   International Business
     Machines Corp. .....................  120,300        12,496,162
   International Flavors &
     Fragrances, Inc. ...................   13,400           631,475
   International Paper Co. ..............   37,500         1,755,468
   Interpublic Group of
     Companies, Inc. ....................   15,650           972,256#
   Jefferson-Pilot Corp. ................    8,850           787,096#
   Johnson & Johnson ....................  166,200        12,184,537
   Johnson Controls, Inc. ...............   10,400           631,150
   Jostens, Inc. ........................    4,800           115,200
   KLA-Tencor Corp. .....................   10,400           398,125*


See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                                                     MARCH 31, 1998
                                            ------------------------------
                                                    (UNAUDITED)
                                            SHARES        VALUE(DAGGER)
                                            ------     -------------------
   K Mart Corp. ........................    60,300       $ 1,006,256*
   Kaufman & Broad Home Corp. ..........     4,800           156,300
   Kellogg Co. .........................    50,900         2,195,062
   Kerr-McGee Corp. ....................     5,800           403,462
   Keycorp .............................    54,400         2,057,000
   Kimberly Clark Corp. ................    68,884         3,452,810
   King World Productions, Inc. ........     9,100           266,175
   Knight Ridder, Inc. .................    10,500           586,687
   Kroger Co. ..........................    31,500         1,454,906*
   LSI Logic Corp. .....................    17,400           439,350*
   Laidlaw, Inc. Class B Non-Voting ....    40,600           644,525
   Lehman Bros. HL .....................    12,500           935,937
   Lilly (Eli) & Co. ...................   137,100         8,174,587
   Limited, Inc. .......................    33,600           963,900
   Lincoln National Corp. ..............    12,500         1,060,937
   Liz Claiborne, Inc. .................     8,200           408,975
   Lockheed Martin Corp. ...............    23,857         2,683,912
   Loews Corp. .........................    14,400         1,501,200
   Longs Drug Stores Corp. .............     4,800           146,100
   Louisiana-Pacific Corp. .............    13,500           313,875
   Lowe's Companies, Inc. ..............    21,500         1,509,163
   Lucent Technologies, Inc. ...........    80,600        10,306,725
   MBIA, Inc. ..........................    12,000           930,000
   MBNA Corp. ..........................    62,030         2,221,449#
   MCI Communications Corp. ............    85,900         4,254,734
   MGIC Investment Corp. ...............    14,200           932,762#
   Mallinckrodt Group, Inc. ............     9,000           355,500
   Manor Care, Inc. ....................     7,900           292,300
   Marriott International, Inc. ........    31,500         1,171,406*
   Marsh & McLennan Companies, Inc. ....    21,100         1,842,293#
   Masco Corp. .........................    20,300         1,207,850
   Mattel, Inc. ........................    35,952         1,424,598
   May Department Stores Co. ...........    28,600         1,816,100
   Maytag Corp. ........................    11,700           559,406
   McDermott International, Inc. .......     7,000           289,187#
   McDonald's Corp. ....................    84,900         5,094,000
   McGraw-Hill Companies, Inc. .........    12,100           920,356
   Mead Corp. ..........................    12,900           461,981
   Medtronic, Inc. .....................    57,700         2,993,187
   Mellon Bank Corp. ...................    31,500         2,000,250
   Mercantile Bank .....................    16,200           887,962*
   Mercantile Stores Co., Inc. .........     4,500           302,343
   Merck & Co., Inc. ...................   148,200        19,025,175
   Meredith Corp. ......................     6,500           273,812
   Merrill Lynch & Co., Inc. ...........    41,100         3,411,300
   Micron Technology, Inc. .............    26,200           761,437*#
   Microsoft Corp. .....................   300,700        26,903,253*
   Millipore Corp. .....................     5,400           187,650
   Minnesota Mining & Manufacturing
      Co. ..............................    50,400         4,595,850
   Mirage Resorts, Inc. ................    22,200           539,737*
   Mobil Corp. .........................    96,900         7,424,962
   Monsanto Co. ........................    73,400         3,816,800
   Moore Corp., Ltd. ...................    11,000           182,875#
   Morgan (J.P.) & Co., Inc. ...........    22,100         2,968,306
   Morgan Stanley Group, Inc. ..........    73,309         5,342,393
   Morton International, Inc. ..........    16,100           528,281
   Motorola, Inc. ......................    73,500         4,455,937
   Nacco Industries, Inc. Class A ......     1,000           134,000
   Nalco Chemical Co. ..................     8,200           332,612
   National City Corp. .................    26,100         1,913,456#
   National Semiconductor Corp. ........    20,200           422,937*
   National Service Industries, Inc. ...     5,300           311,706
   NationsBank Corp. ...................   116,307         8,483,141
   Navistar International Corp. ........     8,900           311,500*
   New York Times Class A ..............    11,800           826,000
   Newell Co. ..........................    19,600           949,375


--------------------------------------------------------------------------------
                                                     MARCH 31, 1998
                                            ------------------------------
                                                    (UNAUDITED)
                                            SHARES        VALUE(DAGGER)
                                            ------     -------------------
   Newmont Mining Corp. ................    19,313       $  590,253
   Nextel Communications ...............    32,400        1,092,487*
   Niagara Mohawk Power Corp. ..........    17,800          231,400*
   Nicor, Inc. .........................     6,000          253,500
   Nike, Inc. Class B ..................    35,900        1,588,575#
   Nordstrom, Inc. .....................     9,600          613,500#
   Norfolk Southern Corp. ..............    46,600        1,741,675
   Northern States Power Co. MN ........     9,100          536,900#
   Northern Telecom, Ltd. ..............    64,200        4,148,925
   Northern Tr Co, .....................    13,700        1,024,931*
   Northrop Grumman Corp. ..............     8,400          902,475
   Norwest Corp. .......................    93,300        3,877,781
   Novell, Inc. ........................    43,400          465,193*
   Nucor Corp. .........................    10,900          593,368
   Occidental Petroleum Corp. ..........    42,000        1,231,125
   Omnicom Group .......................    19,900          936,543*
   Oneok, Inc. .........................     3,800          154,850
   Oracle Systems Corp. ................   121,762        3,846,918*
   Oryx Energy Co. .....................    13,100          340,600*
   Owens Corning . .....................     6,600          237,187#
   Owens-Illinois, Inc. ................    17,500          756,875*
   PECO Energy Co. .....................    27,500          608,437
   PNC Bank Corp. ......................    37,750        2,262,640
   PP&L Resources, Inc. ................    20,500          484,312#
   PPG Industries, Inc. ................    22,200        1,508,212
   Paccar, Inc. ........................     9,520          566,737#
   PacifiCorp ..........................    36,600          901,275
   Pacific Enterprises .................    10,300          420,368
   Pacific Gas & Electric Co. ..........    54,200        1,788,600
   Pall Corp. ..........................    15,400          331,100
   Parametric Technology Corp. .........    31,800        1,058,343*
   Parker-Hannifin Corp. ...............    13,625          698,281
   Penney (J.C.) Co., Inc. .............    31,000        2,346,312
   Pennzoil Co. ........................     5,900          381,287
   Peoples Energy Corp. ................     4,400          160,050
   Pep Boys -- Manny, Moe & Jack .......     7,800          180,862
   Pepsico, Inc. .......................   187,200        7,991,100
   Perkin Elmer Corp. ..................     5,900          426,643#
   Pfizer, Inc. ........................   159,600       15,910,125
   Pharmacia & Upjohn, Inc. ............    62,780        2,746,625
   Phelps Dodge Corp. ..................     7,300          471,306
   Philip Morris Companies, Inc. .......   299,500       12,485,406
   Phillips Petroleum Co. ..............    32,400        1,617,975
   Pioneer Hi-Bred International,
     Inc. ..............................     8,000          780,500#
   Pitney Bowes, Inc. ..................    35,800        1,796,712
   Placer Dome, Inc. ...................    30,600          403,537
   Polaroid Corp. ......................     5,500          242,000
   Potlatch Corp. ......................     3,600          155,025
   Praxair, Inc. .......................    19,400          997,887
   Procter & Gamble Co. ................   165,732       13,983,637
   Progressive Corp. ...................     8,800        1,185,250
   Providian Corp. .....................    11,700          672,018
   Public Service Enterprise Group,
     Inc. ..............................    28,600        1,083,225#
   Pulte Corp. .........................     2,600          120,900
   Quaker Oats Co. .....................    17,000          973,250
   Ralston Purina Group ................    13,200        1,399,200
   Raychem Corp. .......................    10,400          432,250
   Raytheon Co. Class B ................    41,799        2,440,031
   Reebok International, Ltd. ..........     7,000          213,500*
   Republic New York Corp. .............     6,700          893,612
   Reynolds Metals Co. .................     9,100          559,081
   Rite Aid Corp. ......................    32,000        1,096,000
   Rockwell International Corp. ........    24,800        1,422,900
   Rohm & Haas Co. .....................     7,500          774,843
   Rowan Companies, Inc. ...............    10,700          310,300*
   Royal Dutch Petroleum Co. ...........   264,900       15,049,631


See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                                                     MARCH 31, 1998
                                            ------------------------------
                                                    (UNAUDITED)
                                            SHARES        VALUE(DAGGER)
                                            ------     -------------------
   Rubbermaid, Inc. ....................    18,500        $  527,250
   Russell Corp. .......................     4,500           120,656
   Ryder System, Inc. ..................     9,500           361,000
   SBC Communications, Inc. ............   226,610         9,885,774
   Safeco Corp. ........................    17,400           951,018
   Safety Kleen Corp. ..................     7,200           204,300
   Saint Jude Medical, Inc. ............    10,350           346,078*
   Saint Paul Companies, Inc. ..........    10,400           926,900
   Sara Lee Corp. ......................    58,300         3,592,737#
   Schering-Plough Corp. ...............    90,400         7,384,550
   Schlumberger, Ltd. ..................    61,700         4,673,775
   Schwab (Charles) Corp. ..............    32,750         1,244,500#
   Scientific-Atlanta, Inc. ............     9,800           191,712
   Seagate Technology, Inc. ............    29,800           752,450*
   Seagram Co., Ltd. ...................    44,100         1,684,068
   Sealed Air Corporation ..............    10,300           674,650*
   Sears, Roebuck & Co. ................    48,500         2,785,718
   Service Corp. International .........    31,000         1,315,562
   Shared Medical Systems Corp. ........     3,100           242,962
   Sherwin-Williams Co. ................    21,300           756,150#
   Sigma-Aldrich Corp. .................    12,400           463,062
   Silicon Graphics, Inc. ..............    23,200           323,350*
   Snap-On, Inc. .......................     7,500           342,187
   Sonat, Inc. .........................    13,600           591,600#
   Southern Co. ........................    85,300         2,361,743
   Southwest Airlines Co. ..............    27,200           804,100
   Springs Industries, Inc. Class A ....     2,450           134,596
   Sprint Corp. ........................    53,100         3,594,206
   Stanley Works .......................    11,100           618,825
   State Street Corp. ..................    19,700         1,340,831
   Stone Container Corp. ...............    12,300           153,750*
   Summit Bancorp ......................    21,700         1,086,356*
   Sun Company, Inc. ...................     8,800           359,700#
   Sun Microsystems ....................    46,740         1,949,934*#
   Sunamerica, Inc. ....................    24,050         1,151,393#
   Suntrust Banks, Inc. ................    25,900         1,952,212
   Supervalu, Inc. .....................     7,400           345,025
   Synovus Financial Corp. .............    21,700           805,612#
   Sysco Corp. .........................    42,000         1,076,250
   TJX Companies, Inc. .................    19,800           895,950
   TRW, Inc. ...........................    15,100           832,387
   Tandy Corp. .........................    12,730           598,310
   Tektronix, Inc. .....................     6,250           278,906#
   Tele-Communications, Inc.
     Class A ...........................    62,500         1,943,359*#
   Tellabs, Inc. .......................    22,300         1,497,584*
   Temple-Inland, Inc. .................     7,000           434,875
   Tenet Healthcare Corp. ..............    37,800         1,372,612*
   Tenneco, Inc. .......................    21,000           896,437
   Texaco, Inc. ........................    67,800         4,084,950
   Texas Instruments, Inc. .............    48,100         2,603,412#
   Texas Utilities Co. .................    30,397         1,194,982
   Textron, Inc. .......................    20,200         1,555,400
   Thermo-Electron Corp. ...............    18,600           750,975*#
   Thomas & Betts Corp. ................     6,800           435,200#
   Time Warner, Inc. ...................    71,500         5,148,000
   Times Mirror Co. Class A ............    11,000           697,125
   Timken Co. ..........................     7,800           263,737
   Torchmark Corp. .....................    17,200           787,975
   Toys 'R' Us, Inc. ...................    35,100         1,055,193*
   Transamerica Corp. ..................     7,900           920,350
   Travelers Group, Inc. ...............   141,634         8,498,040#
   Tribune Co. .........................    15,100         1,064,550
   Tricon Global Rest. .................    18,740           563,371*
   Tupperware Corp. ....................     7,500           199,687
   Tyco International, Ltd. ............    70,700         3,861,987
   UNUM Corp. ..........................    17,100           943,706



--------------------------------------------------------------------------------
                                                     MARCH 31, 1998
                                            ------------------------------
                                                    (UNAUDITED)
                                            SHARES        VALUE(DAGGER)
                                            ------     -------------------
   US Airways Group, Inc. ..............    11,300        $  837,612*
   US Bancorp ..........................    30,300         3,779,925
   U.S. Communications Group, Inc. .....    59,700         3,268,575
   US West, Inc. Media Group ...........    74,800         2,599,300*
   USF&G Corp. .........................    13,900           346,631
   UST, Inc. ...........................    22,700           732,075
   USX-Marathon Group, Inc. ............    35,700         1,343,212
   USX-US Steel Group ..................    10,620           400,905
   Unicom Corp., Inc. ..................    26,700           934,500
   Unilever NV .........................    78,900         5,414,512
   Union Camp Corp. ....................     8,600           513,850
   Union Carbide Corp. .................    15,300           766,912#
   Union Pacific Corp. .................    30,400         1,708,100
   Union Pacific Resources Group,
     Inc. ..............................    31,376           749,102
   Unisys Corp. ........................    30,900           587,100*
   United Healthcare Corp. .............    23,100         1,495,725
   United States Surgical Corp. ........     9,400           310,200
   United Technologies Corp. ...........    28,600         2,640,137
   Unocal Corp. ........................    30,500         1,179,968
   VF Corp. ............................    15,100           793,693
   Viacom, Inc. Class B ................    43,634         2,345,327*
   Vlasic Foods International ..........     5,620           143,661*
   Wachovia Corp. ......................    25,400         2,154,237
   Wal-Mart Stores, Inc. ...............   277,500        14,100,468#
   Walgreen Co. ........................    61,300         2,156,993#
   Washington Mutual, Inc. .............    31,820         2,282,090#
   Waste Management ....................    56,300         1,734,743
   Warner-Lambert Co. ..................    33,800         5,756,562
   Wells Fargo & Co. ...................    10,897         3,610,293
   Wendy's International, Inc. .........    16,300           363,693
   Western Atlas, Inc. .................     6,800           526,150*
   Westvaco Corp. ......................    12,550           385,912
   Weyerhaeuser Co. ....................    24,600         1,389,900
   Whirlpool Corp. .....................     9,200           630,775
   Willamette Industries, Inc. .........    13,800           518,362
   Williams Companies, Inc. ............    50,670         1,621,440#
   Winn-Dixie Stores, Inc. .............    18,300           848,662
   Woolworth Corp. .....................    16,700           417,500*#
   Worldcom, Inc. ......................   124,920         5,375,463*#
   Worthington Industries, Inc. ........    11,975           215,924
   Wrigley (Wm.) Jr. Co. ...............    14,300         1,169,025#
   Xerox Corp. .........................    40,100         4,268,143
                                           -------        ----------
TOTAL COMMON STOCKS
  (Cost $632,364,292) ............................    $1,067,543,986
                                                      --------------

                                        FACE AMOUNT
                                          (000)        VALUE(DAGGER)
                                        -----------   -------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital
  Markets, Inc. 5.70%, 04/01/98 (Collateralized
  by U.S. Treasury Notes, 6.75%, 05/31/99,
  valued at $2,165,706) to be repurchased
  at $2,127,337
   (Cost $2,127,000) ...................    $2,127     $  2,127,000


TOTAL INVESTMENTS -- (100.0%)
  (Cost $634,491,292)(DAGGER)(DAGGER) ..             $1,069,670,986
                                                     --------------
--------------
(DAGGER) See Note B to Financial Statements.
*  Non-Income Producing Securities
#  Total or Partial Securities on Loan
(DAGGER)(DAGGER) Approximates cost for federal income tax purposes.


See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES            THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                                  MARCH 31, 1998
                                                                  --------------
                                                                    (UNAUDITED)
ASSETS
   Investment at Value (Cost $634,491) .........................    $1,069,671
   Collateral for Securities Loaned ............................       123,689
   Receivables:
     Dividends and Interest ....................................         1,313
     Investment Securities Sold ................................           740
   Prepaid Expenses and Other Assets ...........................            16
                                                                    ----------
        Total Assets ...........................................     1,195,429
                                                                    ----------

LIABILITIES:
   Payable for Securities Loaned ...............................       123,689
   Payable for Investment Securities Purchased .................         8,670
   Accrued Expenses ............................................            92
                                                                    ----------
        Total Liabilities ......................................       132,451
                                                                    ----------

NET ASSETS .....................................................    $1,062,978
                                                                    ----------


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS                        THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES
                                                       (AMOUNTS IN THOUSANDS)

                                                         FOUR MONTHS     YEAR
                                                            ENDED        ENDED
                                                          MARCH 31,    NOV. 30,
                                                            1998         1997
                                                         -----------   --------
                                                         (UNAUDITED)
INVESTMENT INCOME
   Dividends ............................................  $  4,702     $ 11,452
   Interest .............................................        98          141
   Income From Securities Lending .......................        28           41
                                                           --------     --------
     Total Investment Income ............................     4,828       11,634
                                                           --------     --------
EXPENSES
   Investment Advisory Services .........................        77          160
   Accounting & Transfer Agent Fees .....................        46           96
   Custodian's Fee ......................................        54          109
   Legal Fees ...........................................         3            7
   Audit Fees ...........................................         6           18
   Shareholders' Reports ................................         5           14
   Trustees' Fees and Expenses ..........................         1            1
   Other ................................................        26           50
                                                           --------     --------
     Total Expenses .....................................       218          455
                                                           --------     --------
     NET INVESTMENT INCOME ..............................     4,610       11,179
                                                           --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

Net Realized Gain (Loss) on Investment Securities .......      (528)         975

Change in Unrealized Appreciation
   of Investment Securities .............................   139,951      147,979
                                                           --------     --------
   NET GAIN ON INVESTMENT SECURITIES ....................   139,423      148,954
                                                           --------     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....  $144,033     $160,133
                                                           ========     ========


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS             THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                                         (AMOUNTS IN THOUSANDS)
                                                          FOUR MONTHS           YEAR             YEAR
                                                             ENDED              ENDED            ENDED
                                                           MARCH 31,          NOV. 30,         NOV. 30,
                                                             1998               1997             1996
                                                          -----------         --------         --------
                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income ...............................  $    4,610          $ 11,179         $  5,282
   Net Realized Gain (Loss) on Investment
     Securities ........................................        (528)              975              (18)
   Change in Unrealized Appreciation of
     Investment Securities .............................     139,951           147,979           63,985
                                                          ----------          --------         --------
     Net Increase in Net Assets Resulting
       from Operations .................................     144,033           160,133           69,249
                                                          ----------          --------         --------
Distributions From:
   Net Investment Income ...............................          --                --           (1,215)
   Net Realized Gains ..................................          --                --             (686)
                                                          ----------          --------         --------
     Total Distributions ...............................          --                --           (1,901)
                                                          ----------          --------         --------
Capital Share Transactions(1):
   Shares Issued .......................................          --                --           32,324
   Shares Issued in Lieu of Cash Distributions .........          --                --            1,744
   Shares Redeemed .....................................          --                --          (10,535)
                                                          ----------          --------         --------
     Net Increase from Capital Share Transactions ......          --                --           23,533
                                                          ----------          --------         --------
Transactions in Interest(1):
   Contributions .......................................     171,247           269,144          309,297
   Withdrawals .........................................     (74,795)          (73,225)         (30,855)
                                                          ----------          --------         --------
     Net Increase from Transactions in Interest ........      96,452           195,919          287,442
                                                          ----------          --------         --------
     Total Increase ....................................     240,485           356,052          369,323
                                                          ----------          --------         --------
NET ASSETS
   Beginning of Period .................................     822,493           466,441           97,118
                                                          ----------          --------         --------
   End of Period .......................................  $1,062,978          $822,493         $466,441
                                                          ==========          ========         ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued .......................................         N/A               N/A            2,257
   Shares Issued in Lieu of Cash Distributions .........                                            121
   Shares Redeemed .....................................                                           (754)
                                                          ----------          --------         --------
                                                                                                  1,624
                                                          ==========          ========         ========

----------------
(1) Capital Share Transactions and Shares Issued and Redeemed are reported through May 31, 1996. Transactions in Interest are reported for the period June 1 through November 30, 1996 and subsequent periods. Effective June 1, 1996, the Series was reorganized as a partnership.


See accompanying notes to financial statements.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FINANCIAL HIGHLIGHTS                            THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                             FOUR MONTHS        YEAR           YEAR           YEAR         YEAR         FEB. 8
                                                ENDED           ENDED          ENDED          ENDED        ENDED          TO
                                              MARCH 31,       NOV. 30,       NOV. 30,       NOV. 30,     NOV. 30,      NOV. 30,
                                                1998            1997           1996           1995         1994          1993
                                             -----------      --------       --------       --------     --------      --------
                                             (UNAUDITED)
Net Asset Value, Beginning of
   Period (1) ...............................        N/A            N/A       $  13.48       $ 10.11      $ 10.27       $ 10.00
                                              ----------       --------       --------       -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS (1)
   Net Investment Income . ..................         --             --           0.15          0.30         0.28          0.24
   Net Gains (Losses) on Securities
     (Realized and Unrealized) ..............         --             --           1.41          3.36        (0.14)         0.26
                                              ----------       --------       --------       -------      -------       -------
   Total from Investment Operations .........         --             --           1.56          3.66         0.14          0.50
                                              ----------       --------       --------       -------      -------       -------
LESS DISTRIBUTIONS (1)
   Net Investment Income ....................         --             --          (0.16)        (0.29)       (0.29)        (0.23)
   Net Realized Gains .......................         --             --          (0.08)           --        (0.01)           --
                                              ----------       --------       --------       -------      -------       -------
        Total Distributions .................         --             --          (0.24)        (0.29)       (0.30)        (0.23)
                                              ----------       --------       --------       -------      -------       -------
Net Asset Value, End of Period (1) ..........        N/A            N/A       $  14.80       $ 13.48      $ 10.11       $ 10.27
                                              ==========       ========       ========       =======      =======       =======
Total Return (1) ............................        N/A            N/A          11.60%#       36.77%        1.30%         5.05%#
                                              ==========       ========       ========       =======      =======       =======
Net Assets, End of Period (thousands) ....... $1,062,978       $822,493       $466,441       $97,118      $48,657       $37,853
Ratio of Expenses to Average Net Assets .....       0.07%*         0.07%          0.12%         0.02%(a)     0.02%(a)      0.02%*(a)
Ratio of Net Investment Income to Average
   Net Assets ...............................       1.50%*         1.75%          2.12%         2.61%(a)     2.83%(a)      2.87%*(a)
Portfolio Turnover Rate .....................      19.32%*         4.28%         14.09%         2.38%        8.52%        34.36%*
Average Commission Rate ..................... $   0.0108       $ 0.0202       $ 0.0212           N/A          N/A           N/A

----------------
*    Annualized
#    Non-Annualized
(1) Items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the Series was reorganized as a partnership, and these items are no longer applicable.
(a) Had certain reimbursements not been in effect the ratios of expenses to average net assets for the periods ended November 30, 1995, 1994 and 1993 would have been 0.18%, 0.33% and 0.48%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1995, 1994 and 1993, would have been 2.45%, 2.52% and 2.41%, respectively.


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                   THE DFA INVESTMENT TRUST COMPANY

A.   ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At March 31, 1998, The Trust currently offers sixteen portfolios, of which The U.S. Large Company Series (the "Series") is presented in this report.

     On June 1, 1996, the Series was reorganized from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes. This reorganization was accomplished by an amendment to the organization document of the Series which for income tax purposes was treated as a liquidation of the Series, immediate distribution of its assets to its sole shareholder at May 31, 1996, which was The U.S. Large Company Portfolio (the "Portfolio") and subsequent contribution of those assets from the Portfolio, along with a nominal contribution from the Advisor to this Series to create the partnership. On June 2, 1996, an unrelated investment company contributed assets valued at $225,957,696 to the Series in exchange for a 63.4% interest in the Series. The total net assets of the Series increased to $356,632,854 immediately following this transaction. These transactions are expected to be tax-free events to all parties involved based on rulings obtained from the Internal Revenue Service. For financial reporting purposes, the Series continues to exist and as such, will maintain all of its previous operating history throughout the financial statements.

     Information included within these Notes to Financial Statements as of and for the period ended March 31, 1998 is unaudited.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: Prior to June 1, 1996, the Series qualified as a regulated investment company and distributed all of its taxable income. Accordingly, no provision for federal taxes was required in the financial statements prior to that time. Effective June 1, 1996, the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Series' custodian or a third party sub-custodian. All open repurchase agreements were entered into on March 31, 1998.

     4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the four months ended March 31, 1998 and the year ended November 30, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1%.

     Certain   officers  of  the  Series  are  also   officers,   directors  and
shareholders of the Advisor.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)       THE DFA INVESTMENT TRUST COMPANY


D.   PURCHASES AND SALES OF SECURITIES:

     The Series made the following purchases and sales of investment securities, other than short-term and government securities (amounts in thousands):

                                       FOUR MONTHS ENDED    YEAR ENDED
                                        MARCH 31, 1998     NOV. 30, 1997
                                       -----------------   -------------
                                          (UNAUDITED)
     Purchases ........................     $166,198          $233,484
     Sales ............................       59,684            27,162

E.   INVESTMENT TRANSACTIONS:

     The gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                       FOUR MONTHS ENDED    YEAR ENDED
                                        MARCH 31, 1998     NOV. 30, 1997
                                       -----------------   -------------
                                          (UNAUDITED)
     Gross Unrealized Appreciation ....     $438,872          $302,219
     Gross Unrealized Depreciation ....       (3,692)           (6,991)
                                            --------          --------
     Net ..............................     $435,180          $295,228
                                            ========          ========

F.   LINE OF CREDIT:

     The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the four months ended March 31, 1998 and year ended November 30, 1997, the Series borrowed against the line of credit as follows:

                                                                                                                     MAXIMUM
                                                                                                                     AMOUNT
                                                             WEIGHTED       WEIGHTED      NUMBER OF    INTEREST     BORROWED
                                                              AVERAGE       AVERAGE        DAYS        EXPENSE      DURING
                                                           INTEREST RATE  LOAN BALANCE   OUTSTANDING   INCURRED    THE PERIOD
                                                           -------------  ------------   -----------   --------    ----------
     Four Months Ended March 31, 1998 (Unaudited) .........     6.25%      $9,160,682        10        $ 17,508    $33,400,000
     Year Ended November 30, 1997 .........................     6.07%       1,572,388        23           8,744      4,850,000

     There was no outstanding borrowing under the line of credit at March 31, 1998 or November 30, 1997.

G.   SECURITIES LENDING

     Security loans are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series and the related collateral cash received was as follows:

                                                  MARCH 31, 1998   NOV. 30, 1997
                                                  --------------   -------------
                                                    (UNAUDITED)
     Value of Securities on Loan ................  $120,703,149     $86,232,944
     Value of Collateral and Indemnification ....   123,689,380      88,733,158

     Such cash collateral for March 31, 1998 was reinvested into overnight repurchase agreements with Barclay De Zoete Wedd and UBS Securities Inc. which was in turn collateralized by US Government Treasury Securities with a value of $125,881,223. The cash collateral for November 30, 1997 was reinvested into an overnight repurchase agreement with Swiss Bank Corp., JP Morgan and UBS Securities Inc. which in turn was collateralized by US Government Treasury Securities with a value of $89,699,555.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS


Investment Advisor
   BlackRock Advisors, Inc.
   New York, New York 10154

Sub-Advisor -- Large Cap Value Equity
Portfolio, Large Cap Growth Equity
Portfolio, Mid-Cap Value Equity Portfolio,
Mid-Cap Growth Equity Portfolio, Small
Cap Value Equity Portfolio, Small Cap
Growth Equity Portfolio, Select Equity
Portfolio and Balanced Portfolio
   BlackRock Financial Management, Inc.
   New York, New York 10154

Sub-Advisor -- International Equity
Portfolio, International Small Cap Equity
Portfolio and International Emerging
Markets Portfolio
   BlackRock International Limited
   Edinburgh, Scotland EH2 3AH

Custodian
   PNC Bank, National Association
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   BlackRock Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   Coopers & Lybrand, L.L.P.
   Philadelphia, Pennsylvania 19103

LOGO [GRAPHIC OMITTED]                                           BLACKROCK FUNDS



                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $23 BILLION IN 35 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE. (SERVICE MARK)


STOCK PORTFOLIOS
----------------
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity

         Micro-Cap Equity
         International Equity
         International Small Cap Equity
         International Emerging Markets
         Select Equity
         Index Equity


STOCK & BOND PORTFOLIOS
-----------------------
         Balanced


BOND PORTFOLIOS
---------------
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Core Bond

         Government Income
         GNMA
         Managed Income
         International Bond


TAX-FREE BOND PORTFOLIOS
------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income

         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income


MONEY MARKET PORTFOLIOS
-----------------------
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market

         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762. 24 Hours a day. Seven days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 35 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

(LOGO)
BLACKROCK
FUNDS

[GRAPHIC OMITTED]

P. O. Box 8907
Wilmington, DE 19899


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                                                                   SR 3/31/98 EP